Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	EVTC
Entity Registrant Name	EVERTEC, Inc.
Entity Central Index Key	0001559865
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 19,587	$ 25,634	$ 56,200
Restricted cash	4,983	4,939	5,288
Accounts receivable, net	77,662	78,621	60,930
Deferred tax asset		1,434	8,294
Prepaid expenses and other assets	24,623	19,345	21,526
Total current assets	126,855	129,973	152,238
Investment in equity investee	10,751	11,080	12,267
Property and equipment, net	33,031	36,737	36,685
Goodwill	373,298	372,307	371,712
Other intangible assets, net	384,375	403,170	448,914
Long-term deferred tax asset			2,150
Other long-term assets	18,971	24,478	22,894
Total assets	947,281	977,745	1,046,860
Current liabilities:
Accrued liabilities	30,257	34,609	29,581
Accounts payable	25,589	24,482	21,786
Unearned income	2,902	1,166	900
Income tax payable	1,092	2,959	3,383
Current portion of long-term debt	19,000	6,052
Short-term borrowings	8,663	26,995
Deferred tax liability, net	1,204	632	9,321
Total current liabilities	88,707	96,895	64,971
Long-term debt	674,738	730,709	523,833
Long-term deferred tax liability, net	16,526	24,614	91,431
Other long-term liabilities	633	3,072	449
Total liabilities	780,604	855,290	680,684
Commitments and contingencies
Stockholders' equity
Preferred stock, value
Common stock, value	819	728	726
Additional paid-in capital	153,789	52,155	363,130
Accumulated earnings	10,951	70,414	3,638
Accumulated other comprehensive income (loss)	1,118	(842)	(1,318)
Total stockholders' equity	166,677	122,455	366,176
Total liabilities and stockholders' equity	$ 947,281	$ 977,745	$ 1,046,860

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock authorized	2,000,000	2,000,000
Preferred stock issued	0	0	0
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock authorized	206,000,000	206,000,000
Common stock issued	81,876,332	72,846,144
Common stock outstanding	81,876,332	72,846,144
Scenario, Previously Reported
Preferred stock authorized		1,000,000	1,000,000
Common stock authorized		103,000,000	103,000,000
Common stock issued		72,776,864	72,628,332
Common stock outstanding		72,776,864	72,628,332

Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Revenues
Merchant acquiring, net	$ 18,165	$ 17,028	$ 35,624	$ 34,689	$ 69,591		$ 61,997
Payment processing	24,285	23,803	48,397	46,702	94,801		85,691
Business solutions	46,725	43,541	92,493	85,469	177,292		173,434
Total revenues	89,175	84,372	176,514	166,860	341,684	[1]	321,122	[1]
Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	42,257	39,831	82,759	77,572	158,860		155,377
Selling, general and administrative expenses	12,138	8,477	21,001	17,464	31,686		33,339
Depreciation and amortization	17,842	17,830	35,417	35,752	71,492		69,891
Total operating costs and expenses	72,237	66,138	139,177	130,788	262,038		258,607
Income from operations	16,938	18,234	37,337	36,072	79,646		62,515
Non-operating (expenses) income
Interest income	49	77	93	199	320		797
Interest expense	(9,747)	(13,254)	(25,011)	(24,430)	(54,331)		(50,957)
Earnings of equity method investment	348	509	625	575	564		833
Other expenses:
Voluntary Retirement Program ("VRP") expense							(14,529)
Loss on extinguishment of debt	(58,464)		(58,464)
Termination of consulting agreements	(16,718)		(16,718)
Other expenses	(2,353)	(8,397)	(2,286)	(10,657)	(8,491)		(3,672)
Total other expenses	(77,535)	(8,397)	(77,468)	(10,657)	(8,491)		(18,201)
Total non-operating (expenses) income	(86,885)	(21,065)	(101,761)	(34,313)	(61,938)		(67,528)
(Loss) income before income taxes	(69,947)	(2,831)	(64,424)	1,759	17,708		(5,013)
Income tax (benefit) expense	(5,012)	(798)	(4,961)	258	(59,658)		(29,227)
Net (loss) income	(64,935)	(2,033)	(59,463)	1,501	77,366		24,214
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(394)	1,230	1,960	2,336	476		(1,176)
Total comprehensive (loss) income	$ (65,329)	$ (803)	$ (57,503)	$ 3,837	$ 77,842		$ 23,038
Net (loss) income per common share - basic	$ (0.82)	$ (0.03)	$ (0.78)	$ 0.02	$ 1.06		$ 0.33
Net (loss) income per common share - diluted	$ (0.82)	$ (0.03)	$ (0.78)	$ 0.02	$ 1.01		$ 0.33
Pro forma net income per common share - basic (unaudited)					$ 0.98	[2]
Pro forma net income per common share - diluted (unaudited)					$ 0.94	[2]

[1]	Revenues are based on subsidiaries' country of domicile.
[2]	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.

Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Payment processing revenue from affiliates	$ 7,298	$ 7,708	$ 14,508	$ 14,835	$ 29,477	$ 27,323
Business solutions revenue from affiliates	35,051	30,898	69,496	61,015	125,635	122,347
Other comprehensive income, income tax expense	$ 18	$ 7	$ 18	$ 13	$ 13	$ 13

Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data		Total	Common Stock	Additional Paid-in Capital	Accumulated (Losses) Earnings	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2010		$ 339,613	$ 721	$ 359,610	$ (20,576)	$ (142)
Balance (in shares) at Dec. 31, 2010			72,066,248
Issuance of common stock		2,641	5	2,636
Issuance of common stock (in shares)			562,084
Share-based compensation recognized		884		884
Net (loss) income		24,214			24,214
Other comprehensive income, net of income tax		(1,176)				(1,176)
Balance at Dec. 31, 2011		366,176	726	363,130	3,638	(1,318)
Balance (in shares) at Dec. 31, 2011 (Scenario, Previously Reported)		72,628,332
Balance (in shares) at Dec. 31, 2011			72,628,332
Issuance of common stock		450	2	448
Issuance of common stock (in shares)			148,532
Share-based compensation recognized		1,204		1,204
Dividends	[1]	(323,217)		(312,627)	(10,590)
Net (loss) income		77,366			77,366
Other comprehensive income, net of income tax		476				476
Balance at Dec. 31, 2012		122,455	728	52,155	70,414	(842)
Balance (in shares) at Dec. 31, 2012 (Scenario, Previously Reported)		72,776,864	72,776,864
Balance (in shares) at Dec. 31, 2012		72,846,144	72,846,144
Issuance of common stock		112,432	63	112,369
Issuance of common stock upon initial public offering, net of offering costs (in shares)			6,250,000
Share-based compensation recognized		5,483		5,483
Tax windfall benefit on exercises of stock options		470		470
Stock options exercised, net of cashless exercise		(16,660)	28	(16,688)
Stock options exercised, net of cashless exercised (in shares)			2,780,188
Net (loss) income		(59,463)			(59,463)
Other comprehensive income, net of income tax		1,960				1,960
Balance at Jun. 30, 2013		$ 166,677	$ 819	$ 153,789	$ 10,951	$ 1,118
Balance (in shares) at Jun. 30, 2013		81,876,332	81,876,332

[1]	Includes an equitable adjustment to holders of outstanding stock options in consideration to dividends declared on December 18, 2012 amounting to approximately $3.6 million.

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net (loss) income	$ (59,463)	$ 1,501	$ 77,366	$ 24,214
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	35,417	35,752	71,492	69,891
Amortization of debt issue costs and premium and accretion of discount	2,369	2,427	5,091	7,995
Write-off of debt issue costs, premium and discount accounted as loss on extinguishment	16,555
Provision for doubtful accounts and sundry losses	826	1,173	1,645	1,005
Deferred tax benefit	(6,251)	(5,212)	(66,568)	(22,083)
Share-based compensation	5,483	557	1,204	884
Realized loss on derivative				1,399
Unrealized (gain) loss of indemnification assets	(19)	216	(966)	292
Amortization of a contract liability		(703)	(703)	(7,440)
Loss on disposition of property and equipment	32	47	1,671	122
Earnings from equity method investment	(625)	(575)	(564)	(833)
Dividend received from equity investee	500	728	1,630	1,467
Prepayment penalty related to debt refinancing				(3,387)
Premium on issuance of long-term debt		2,000	2,000
(Increase) decrease in assets:
Accounts receivable, net	492	4,247	(15,966)	3,703
Prepaid expenses and other assets	(5,417)	993	2,257	(7,409)
Other long-term assets	(323)		(3,567)
Increase (decrease) in liabilities:
Accounts payable and accrued liabilities	(3,347)	260	6,800	(1,977)
Income tax payable	(1,867)	(1,292)	(424)	944
Unearned income	1,736	(124)	266	584
Total adjustments	45,561	40,494	5,298	45,157
Net cash (used in) provided by operating activities	(13,902)	41,995	82,664	69,371
Cash flows from investing activities
Decrease (increase) in restricted cash	(44)	(233)	349	812
Intangible assets acquired	(7,927)	(3,712)	(10,896)	(14,466)
Property and equipment acquired	(4,384)	(5,166)	(16,613)	(8,963)
Proceeds from sales of property and equipment	11	43	118	114
Acquisition of an equity method investment				(9,244)
Net cash used in investing activities	(12,344)	(9,068)	(27,042)	(31,747)
Cash flows from financing activities
Proceeds from issuance of long-term debt			208,725
Proceeds from initial public offering, net of offering costs of $12,567	112,369
Proceeds from issuance of debt	700,000	208,725
Statutory minimum withholding taxes paid on cashless exercises of stock options	(16,688)
Debt issuance costs	(12,077)	(2,174)	(2,174)
Short-term borrowings			26,995
Repayment of short-term borrowings	(18,332)
Dividends paid		(269,772)	(319,959)
Tax windfall benefits on exercises of stock options	470
Issuance of common stock	91	250	450	2,641
Repayment and repurchase of long-term debt	(745,522)			(38,590)
Repayment of other financing agreement	(112)		(225)	(674)
Net cash (used in) provided by financing activities	20,199	(62,971)	(86,188)	(36,623)
Net (decrease) increase in cash	(6,047)	(30,044)	(30,566)	1,001
Cash at beginning of the period	25,634	56,200	56,200	55,199
Cash at end of the period	19,587	26,156	25,634	56,200
Supplemental disclosure of cash flow information:
Cash paid for interest			46,107	43,860
Cash paid for income taxes			2,837	1,638
Supplemental disclosure of non-cash activities:
Dividend declared not received from equity method investment	500	1,457
Liability related to unvested portion of stock options as a result of equitable adjustment (Note 14)			$ 3,151

Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Statement Of Cash Flows [Abstract]
Proceeds from initial public offering, net of cost of offering	$ 12,567

Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2012
Statement Of Stockholders Equity [Abstract]
Other comprehensive (loss) income, income tax expense	$ 13,000
Dividends declared	$ 3,600,000

The Company and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
The Company and Summary of Significant Accounting Policies

Note 1—The Company and Summary of Significant Accounting Policies

The Company

EVERTEC, Inc. (formerly known as Carib Latam Holdings, Inc.) and its subsidiaries (collectively the “Company,” “EVERTEC,” “we,” “us,” or “our”) is the leading full-service transaction processing business in Latin America and the Caribbean. We are based in Puerto Rico and provide a broad range of merchant acquiring, payment processing and business process management services across 19 countries in the region. We process over 1.8 billion transactions annually, and manage the electronic payment network for over 4,100 automated teller machines (“ATM”) and over 104,000 point-of-sale (“POS”) payment terminals. According to the July 2012 Nilson Report, we are the largest merchant acquirer in the Caribbean and Central America and the sixth largest in Latin America based on total number of transactions. We own and operate the ATH network, one of the leading ATM and personal identification number debit networks in Latin America. In addition, we provide a comprehensive suite of services for core bank processing, cash processing and technology outsourcing in the regions we serve. We serve a broad and diversified customer base of leading financial institutions, merchants, corporations and government agencies with ‘mission critical’ technology solutions that are essential to their operations, enabling them to issue, process and accept transactions securely, and we believe that our business is well positioned to continue to expand across the fast growing Latin American region.

Our subsidiaries include EVERTEC Intermediate Holdings, LLC (“Holdings,” formerly known as Carib Holdings, Inc.), EVERTEC Group, LLC (“EVERTEC Group”), EVERTEC Dominicana SAS., EVERTEC Panamá, S.A., EVERTEC Latinoamérica, S.A., EVERTEC Costa Rica, S.A. (“EVERTEC CR”), Tarjetas Inteligentes Internacionales, S.A., EVERTEC Guatemala, S.A. and EVERTEC México Servicios de Procesamiento, S.A. de C.V.

Initial Public Offering

On April 17, 2013, the Company completed its initial public offering (“Initial Public Offering”) of 28,789,943 shares of common stock at a price to the public of $20.00 per share. A total of 6,250,000 shares were offered by the Company and a total of 22,539,943 shares were offered by selling stockholders of the Company, of which 13,739,284 shares were sold by an affiliate of Apollo Global Management, LLC (“Apollo”) and 8,800,659 shares were sold by Popular. The Company used net proceeds of approximately $117.4 million from its sale of shares in the Initial Public Offering and proceeds from borrowings under the 2013 Credit Agreement (as defined in Note 5), together with available cash on hand, to redeem its senior notes (as defined in Note 5) and to refinance its previous senior secured credit facilities.

Basis of Presentation

The accompanying unaudited consolidated financial statements include the accounts of EVERTEC, Inc. and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of the accompanying unaudited consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements. Actual results could differ from these estimates.

In the opinion of management, the accompanying unaudited consolidated financial statements, prepared in accordance with GAAP, contain all adjustments, all of which are normal and recurring in nature, necessary for a fair presentation. Certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from the unaudited consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). As these unaudited consolidated financial statements are prepared using the same accounting principles and policies used to prepare the annual financial statements, they should be read in conjunction with the audited consolidated financial statements for the fiscal year ended December 31, 2012, included in the Company’s Registration Statement on Form S-1 (File No. 333-186487) (as amended, the “Registration Statement”), which was declared effective by the SEC on April 11, 2013. The results of operations for the three and six months ended June 30, 2013 are not necessarily indicative of the results of operations for the full year or any future period.

On April 1, 2013, EVERTEC’s Board of Directors declared a two for one stock split of our outstanding Class A and Class B common stock. Accordingly, all shares of outstanding common stock or restricted stock, or shares of common stock underlying outstanding options, and all per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect this stock split, except for the par value of the common stock, which was not adjusted by the stock split and the impact was recorded as additional paid-in capital. Under the certificate of incorporation, as amended by the certificate of amendment, which became effective on April 1, 2013, EVERTEC’s authorized capital consists of 206,000,000 shares of common stock and 2,000,000 shares of preferred stock.

The Consolidated Balance Sheet as of December 31, 2012 was derived from the audited consolidated financial statements for the fiscal year ended December 31, 2012 included in the Registration Statement.

Certain reclassifications have been made to certain prior period notes to the unaudited consolidated financial statements to conform with the presentation in 2013.

Summary of Significant Accounting Policies

Share-based Compensation

Management uses the fair value method of recording stock-based compensation as described in the guidance for stock compensation in ASC topic 718. The fair value of the stock options granted during 2011 and 2012 was estimated using the Black-Scholes-Merton (“BSM”) option pricing model for Tranche A options granted under the EVERTEC, Inc. Amended and Restated 2010 Equity Incentive Plan (the “Equity Incentive Plan”) and the Monte Carlo simulation analysis for Tranche B and Tranche C options.

Upon option exercise, participants may elect to “net share settle”. Rather than requiring the participant to deliver cash to satisfy the exercise price and statutory minimum tax withholdings, the Company withholds a sufficient number of shares to cover these amounts and delivers the net shares to the participant. The Company recognizes the associated tax withholding obligation as a reduction of additional paid-in capital.

As compensation expense is recognized, a deferred tax asset is established. At the time stock options are exercised, a current tax deduction arises based on the value at the time of exercise. This deduction may exceed the associated deferred tax asset, resulting in a “windfall tax benefit”. The windfall is recognized in the unaudited consolidated balance sheet as an increase to additional paid-in capital, and is included in the unaudited consolidated statement of cash flows as a financing inflow.

Net Income (Loss) Per Common Share

Basic net income (loss) per common share is determined by dividing net income (loss) by the weighted-average number of common shares outstanding during the period.

Diluted net income (loss) per common share assumes the issuance of all potentially dilutive share equivalents using the treasury stock method.

Note 1—The Company and Summary of Significant Accounting Policies

The Company

EVERTEC, Inc. (formerly known as Carib Latam Holdings, Inc.) and its subsidiaries (collectively the “Company,” “EVERTEC,” “we,” “us,” or “our”) is the leading full-service transaction processing business in Latin America and the Caribbean. We are based in Puerto Rico and provide a broad range of merchant acquiring, payment processing and business process management services across 19 countries in the region. We are the largest merchant acquirer in the Caribbean and Central America and the sixth largest in Latin America on total number of transactions. We own and operate the ATH network, one of the leading automated teller machine (“ATM”) and personal identification number debit networks and financial services brands in Latin America. In addition, we provide a comprehensive suite of services for core bank processing, cash processing and technology outsourcing in the regions we serve. We serve a broad and diversified customer base of leading financial institutions, merchants, corporations and government agencies with ‘mission critical’ technology solutions. Our subsidiaries and affiliates include EVERTEC Intermediate Holdings, LLC (“Holdings,” formerly known as Carib Holdings, Inc.), EVERTEC Group, LLC (“EVERTEC, LLC”), Sense Software International Corp. (“Sense”), EVERTEC Dominicana SAS., EVERTEC Latinoamérica, S.A., EVERTEC Costa Rica, S.A. (“EVERTEC CR”), EVERTEC Finance Corp. (“EVERTEC Finance”), Tarjetas Inteligentes Internacionales, S.A. and EVERTEC Guatemala, S.A. (f/k/a T.I.I. Smart Solutions, S.A.), among other indirect subsidiaries.

In November 2012, T.I.I. Smart Solutions, Inc., a British Virgin Islands corporation, and direct parent company of Tarjetas Inteligentes Internacionales, S.A. and TII Smart Solutions, S. A., was merged to EVERTEC Group. As a result of this merger, EVERTEC Group is now direct parent company of Tarjetas Inteligentes Internacionales, S.A. and owner of a 50% of TII Smart Solutions, S. A. Tarjetas Inteligentes Internacionales, S.A. is the owner of the additional 50% of TII Smart Solutions, S.A.

In September 2012, EVERTEC, LLC amended its Certificate of Formation to change its name to EVERTEC Group, LLC. On April 13, 2012, EVERTEC, Inc. was formed in order to act as the new parent company of Holdings and its subsidiaries, including EVERTEC, LLC. On April 17, 2012, Holdings was converted from a Puerto Rico corporation to a Puerto Rico limited liability company. Concurrently, EVERTEC, LLC was also converted from a Puerto Rico corporation to a Puerto Rico limited liability company (the “Conversion”) for the purpose of improving its consolidated tax efficiency of EVERTEC, LLC and its subsidiaries by taking advantage of recent changes to the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), that permit limited liability companies to be treated as partnerships that are pass-through entities for Puerto Rico tax purposes. In addition, in connection with the Conversion, EVERTEC, LLC formed a new wholly owned subsidiary, EVERTEC Finance, a corporation organized under the laws of the Commonwealth of Puerto Rico, to act as co-issuer of the 11% senior notes due 2018.

On April 1, 2013 EVERTEC’s Board of Directors declared a two for one stock split of our outstanding Class A and Class B common stock. Accordingly, all shares of outstanding common stock or restricted stock, or shares of common stock underlying outstanding options, and all per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect this stock split. The certificate of amendment to certificate of incorporation, which became effective on April 1, 2013, authorizes EVERTEC to issue 206,000,000 shares of common stock and 2,000,000 shares of preferred stock.

Basis of Presentation

In the opinion of management, the accompanying consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), contain all adjustments, all of which are normal and recurring in nature, necessary for a fair presentation.

Certain prior period balances have been reclassified to conform to the current presentation format which did not have any impact on net income.

A summary of the most significant accounting policies used in preparing the accompanying consolidated and combined financial statements is as follows:

Principles of Consolidation

The accompanying consolidated financial statements include the accounts and operations of the Company, which are presented in accordance with GAAP. The Company consolidates all entities that are controlled by ownership of a majority voting interest. All significant intercompany accounts and transactions are eliminated in the consolidated financial statements.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Revenue recognition

The Company’s revenue recognition policy follows the guidance from Accounting Standards Codification (“ASC”) 605-25, “Revenue Recognition—Multiple-Element Arrangements” and Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements,” which provides guidance on the recognition, presentation, and disclosure of revenue in financial statements. The Company recognizes revenue when the following four criteria are met: (i) evidence of an agreement exists, (ii) delivery and acceptance has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collection of the selling price is reasonably assured.

For multiple deliverable arrangements, the Company evaluates each arrangement to determine if the elements or deliverables within the arrangement represent separate units of accounting pursuant to ASC 605-25. If the deliverables are determined to be separate units of accounting, revenues are recognized as units of accounting are delivered and the revenue recognition criteria are met. If the deliverables are not determined to be separate units of accounting, revenues for the delivered services are combined into one unit of accounting and recognized (i) over the life of the arrangement if all services are consistently delivered over such term, or if otherwise, (ii) at the time that all services and deliverables have been delivered. The selling price for each deliverable is based on vendor specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or management best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged when the same element is sold separately and bifurcate or allocate the arrangement consideration to each of the deliverables based on the relative selling price of each unit of accounting.

The Company has two main categories of revenues according to the type of transactions it enter into with its customers: (a) transaction-based fees and (b) fixed fees and time and material.

Transaction-based fees

The Company provides services that generate transaction-based fees. Typically transaction-based fees depend on factors such as number of accounts or transactions processed. These factors typically consist of a fee per transaction or item processed, a percentage of dollar volume processed or a fee per account on file, or some combination thereof. Revenues derived from transaction-based fee contracts are recognized when the underlying transactions are processed, which constitutes delivery of service.

Revenues from business contracts in the Merchant Acquiring segment are primarily comprised of discount fees charged to the merchants based on the sales amount of transactions processed. Revenues include a discount fee and membership fees charged to merchants and debit network fees as well as POS rental fees. Pursuant to the guidance from ASC 605-45-45, “Revenue Recognition – Principal Agent Considerations,” the Company records merchant acquiring revenues net of interchange and assessments charged by the credit and debit card network associations and recognize such revenues at the time of the sale (when a transaction is processed).

Payment processing revenues are comprised of revenues related to providing access to the ATH network and other card networks to financial institutions, and related services. Payment processing revenues also include revenues from card issuer processing services (such as credit and debit card processing, authorization and settlement, and fraud monitoring and control to debit or credit card issuers), payment processing services (such as payment and billing products for merchants, businesses and financial institutions) and EBT (which principally consists of services to the Puerto Rico government for the delivery of government benefits to participants). Revenues in the Payment Processing segment are primarily comprised of fees per transaction processed or per account on file, or a combination of both, and are recognized at the time transactions are processed or on a monthly basis for accounts on file.

Transaction-based fee revenues within the Business Solutions segment consist of revenues from business process management solutions including core bank processing, business process outsourcing, item and cash processing, and fulfillment. Transaction-based fee revenues generated by the Company’s core bank processing services are derived from fees based on various factors such as the number of accounts on file (e.g., savings or checking accounts, loans, etc.), and the number of transactions processed or registered users (e.g., for online banking services). For services dependent on the number of transactions processed, revenues are recognized as the underlying transactions are processed. For services dependent on the number of users or accounts on file, revenues are recognized on a monthly basis based on the number of accounts on file each month. Item and cash processing revenues are based upon the number of items (e.g., checks) processed and revenues are recognized when the underlying item is processed. Fulfillment services include technical and operational resources for producing and distributing print documents such as statements, bills, checks and benefits summaries.

Fulfillment revenues are based upon the number of pages for printing services and the number of envelopes processed for mailing services. Revenues are recognized as services are delivered based on a fee per page printed or envelope mailed, as applicable.

Fixed fees and time and material

Also the Company provides services that generate a fixed fee per month or fees based on time and expenses incurred. These services are mostly provided in the Company’s Business Solutions segment. Revenues are generated from core bank solutions, network hosting and management and IT consulting services.

In core bank solutions, the Company mostly provides access to applications and services such as back-up or recovery, hosting and maintenance that enable a bank to operate the related hosted services accessing the Company’s IT infrastructure. These contracts generally contain multiple elements or deliverables which are evaluated by the Company and revenues are recognized according to the applicable guidance. Revenues are derived from fixed fees charged for the use of hosted services and are recognized on a monthly basis as delivered. Set-up fees are billed to the customer when the service is rendered; however, they are deferred and recognized as revenues over the term of the arrangement or the expected period of the customer relationship, whichever is longer, as set-up services rarely provide value to the customer on a stand-alone basis and are interrelated with the service to be provided under the contract.

In network hosting and management, the Company provides hosting services for network infrastructure at the Company’s facilities, automated monitoring services, maintenance of call centers, and interactive voice response solutions, among other related services. Revenues are primarily derived from monthly fees as services are delivered. Set-up fees are billed up-font to the customer when the set-up service is rendered; however, they are deferred and recognized as revenues over the term of the arrangement or the expected period of the customer relationship, whichever is longer, as set-up services rarely provide value to the customer on a stand-alone basis and are interrelated with the service to be provided under the contract. There are some arrangements under this line of service category that may contain undelivered elements. In such cases, the undelivered elements are evaluated and recognized when the services are delivered or at the time that all deliverables under the contract have been delivered.

IT consulting services primarily consist of time billings based upon the number of hours dedicated to each client. Revenues from time billings are recognized as services are delivered.

The Company also charges members of the ATH network an annual membership fee; however, these fees are deferred and recognized as revenues on a straight-line basis over the year and recorded in the Payment Processing segment. In addition, occasionally the Company acts as a reseller of hardware and software products and revenues from these resale transactions are recognized when such product is delivered and accepted by the client.

Service level arrangements

The Company’s service contracts may include service level arrangements (“SLA”) generally allowing the customer to receive a credit for part of the service fee when the Company has not provided the agreed level of services. The SLA performance obligation is committed on a monthly basis, thus SLA performance is monitored and assessed for compliance with arrangements on a monthly basis, including determination and accounting for its economic impact, if any.

Investment in Equity Investee

The Company accounts for investments using the equity method of accounting if the investment provides the Company the ability to exercise significant influence, but not control, over an investee. Significant influence is generally deemed to exist if the Company has an ownership interest in the voting stock of an investor of between 20 percent and 50 percent, although other factors are considered in determining whether the equity method of accounting is appropriate. Under this method, the investment, originally recorded at cost, is adjusted to recognize the Company’s share of net income or losses as they occur. The Company’s share of investee earnings or losses is recorded, net of taxes, within earnings in equity method investment caption in the consolidated statements of income and comprehensive income. The Company’s consolidated revenues include fees for services provided to an investee accounted under the equity method. Additionally, the Company’s interest in the net asset of its equity method investee is reflected in the consolidated balance sheets. On the acquisition of the investment any difference between the cost of the investment and the amount of the underlying equity in net assets of an investee is required to be accounted as if the investee were a consolidated subsidiary. If the difference is assigned to depreciable or amortizable assets or liabilities, then the difference should be amortized or accreted in connection with the equity earnings based on the Company’s proportionate share of the investee’s net income or loss. If the investor is unable to relate the difference to specific accounts of the investee, the difference should be considered to be goodwill.

The Company considers whether the fair values of its equity method investment have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If the Company considered any such decline to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the investee’s industry), then the Company would record a write-down to estimated fair value.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method and expensed over their estimated useful lives. Amortization of leasehold improvements is computed over the terms of the respective leases, including renewal options considered by management to be reasonably assured of being exercised, or the estimated useful lives of the improvements, whichever is shorter. Costs of maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred.

Impairment on Long-lived Asset

Long-lived assets to be held and used, and long-lived assets to be disposed of, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Capitalization of Software

EVERTEC, LLC develops software that is used in providing processing services to customers. Capitalized software includes purchased software and internally-developed software and is recognized as software packages within the other intangible assets line item in the consolidated balance sheets. Capitalization of internally developed software occurs only after the preliminary project stage is complete and management’s estimation that the likehood of successful development and implementation reaches a provable level. Tasks that are generally capitalized are as follows: (a) system design of a chosen path including software configuration and software interfaces; (b) employee costs directly associated with the internal-use computer software project; (c) software development (coding) and software and system testing and verification; (d) system installation; and (e) enhancements that add function and are considered permanent. These tasks are capitalized and amortized using the straight line method over its estimated useful life, which range from three to five years and is included in depreciation and amortization in the consolidated statements of income and comprehensive income.

The Company capitalizes interest costs incurred in the development of software. The amount of interest capitalized is an allocation of the interest cost incurred during the period required to substantially complete the asset. The interest rate for capitalization purposes is based on a weighted average rate on the Company’s outstanding borrowing. For the years ended December 31, 2012 and 2011, interest cost capitalized amounted to approximately $0.4 million in both periods.

Software and Maintenance Contracts

Software and maintenance contracts are recorded at cost. Amortization of software and maintenance contracts is computed using the straight-line method and expensed over their estimated useful lives which range from one to five years and are recognized in cost of revenues in the consolidated statements of income and comprehensive income.

Software and maintenance contracts are recognized as prepaid expenses and other assets or within other long-term assets depending on their remaining useful lives.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price and related costs over the value assigned to net assets acquired. Goodwill is not amortized, but is tested for impairment at least annually. Last year, the goodwill impairment test used was a two-step process at each reporting unit level. The first step used to identify potential impairment, compared the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeded its carrying amount, goodwill of the reporting unit was not considered impaired and the second step of the impairment test was unnecessary. If needed, the second step consisted of comparing the implied fair value of the reporting unit with the carrying amount of that goodwill.

In 2012, the Company used a “qualitative assessment” option or “step zero” for the goodwill impairment test for all of its reporting units. With this process, the Company first assesses whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount. If the answer is no, then the fair value of the reporting unit does not need to be measured, and step one and step two are bypassed. In assessing the fair value of a reporting unit, which is based on the nature of the business and reporting unit’s current and expected financial performance, the Company uses a combination of factors such as general macroeconomic conditions, industry and market conditions, overall financial performance and the entity and reporting unit specific events.

For the years ended December 31, 2012 and 2011, no impairment losses associated with goodwill were recognized.

Other identifiable intangible assets with a definitive useful life are amortized using the straight-line method. These intangibles are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. For the years ended December 31, 2012 and 2011, no impairment losses associated with other intangible assets subject to amortization were recognized.

Other identifiable intangible assets with a definitive useful life acquired in connection with the merger transaction (the “Merger”) on September 30, 2010, through which EVERTEC Group became a wholly-owned subsidiary of Holdings, which in turn is a subsidiary of EVERTEC, Inc. with affiliates of Apollo and Popular owning approximately 51% and 49%, respectively, of the outstanding voting capital stock of EVERTEC, Inc., include customer relationship, trademark, software packages and non-compete agreement. Customer relationship was valued using the excess earnings method under the income approach. Trademark was valued using the relief-from-royalty method under the income approach. Software packages, which include capitalized software development costs, were recorded at cost. Non-compete agreement was valued based on the estimated impact that theoretical competition would have on revenues and expenses.

Indemnification Assets

Indemnification assets represent the Company’s estimates of payments from Popular related to expected losses on services provided to certain common customers of the Company and Popular, and for certain incremental software and license costs expected to be incurred by the Company (see Note 19) during the five years following the Merger date. Indemnification assets are recorded at the fair value of the expected cash flows. The indemnification asset decreases by the payments received from Popular and is subsequently adjusted to reflect the asset at fair value. The fair value adjustment, if any, is included in current period earnings. As of December 31, 2012 and 2011, the Company’s indemnification related to the software amounted to $6.1 million and $7.1 million, respectively. The current portion of the indemnification assets is included within accounts receivable, net and the other long-term portion is included within other long-term assets in the accompanying consolidated balance sheets. During 2012, the agreement for reimbursement of expected costs with Popular expired. Therefore, no fair value was recorded as of December 31, 2012. As of December 31, 2011, the fair value of indemnification asset related to the reimbursements for services provided to the common customers amounted to $0.4 million. For the years ended December 31, 2012 and 2011, the Company recorded a gain amounting to $1.0 million and a loss of $0.8 million, respectively, related to the reimbursements for services provided to the common customers and a gain of $33,000 and $0.5 million, respectively, related to the software.

Derivatives

Derivatives are recognized on the balance sheet at fair value and are designated as either fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded net of taxes in accumulated other comprehensive loss and subsequently reclassified to net income in the same period(s) that the hedged transaction impacts earnings. The ineffective portions of cash flow hedges are immediately recognized in current earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings. The Company did not have any derivatives outstanding as of December 31, 2012 and 2011.

Income Tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income and comprehensive income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. A deferred tax valuation allowance is established if it is considered more likely than not that all or a portion of the deferred tax asset will not be realized.

All companies within EVERTEC are legal entities which file separate income tax returns.

Cash

Cash includes cash on hand and in banks.

Restricted Cash

Restricted cash represents cash received on deposits from participating institutions of the ATH network that has been segregated for the development of the ATH brand. Also, restricted cash includes certain cash collected from the Ticketpop business and a reserve account for payment and transaction processing services to merchants. The restrictions of these accounts are based on contractual provisions entered into with third parties. This cash is maintained in separate accounts at a financial institution in Puerto Rico.

Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided for based on the estimated uncollectible amounts of the related receivables. The estimate is primarily based on a review of the current status of specific accounts receivable. Receivables are considered past due if full payment is not received by the contractual date. Past due accounts are generally written off against the allowance for doubtful accounts only after all collection attempts have been exhausted.

Foreign Currency Translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars using prevailing rates of exchange at the end of the period. Revenues, expenses, gains and losses are translated using weighted average rates for the period. The resulting foreign currency translation adjustment from operations for which the functional currency is other than the U.S. dollar is reported in accumulated other comprehensive loss, except for highly inflationary environments for which the effects are included in the statement of income and comprehensive income. Gains and losses on transactions denominated in currencies other than the functional currencies are included in determining net income for the period in which exchange rates change.

Share-based Compensation

On September 30, 2010, EVERTEC, Inc.’s board of directors adopted the Carib Holdings, Inc. 2010 Equity Incentive Plan (the “Equity Incentive Plan”) to grant stock options, rights to purchase shares, restricted stock units and other stock-based rights to employees, directors, consultants and advisors of the Company. The Company expenses employee stock-based payments under the fair value method. Accounting Standards Codification (“ASC”) 718, Compensation-Stock Compensation, which requires compensation cost for the fair value of stock-based payment at the date they are granted to be recognized over the requisite service period. The Company estimates the fair value of stock-based awards, on a contemporaneous basis, at the date they are granted using the Black-Sholes-Merton option pricing model Tranche A options (subject to service conditions) and the Monte Carlo simulation analysis for Tranche B and Tranche C options (subject to certain performance conditions) using the following assumptions: (1) stock price; (2) risk-free rate; (3) expected volatility; (4) expected annual dividend yield and (5) expected term. The risk-free rate is based on the U.S. Constant Maturities Treasury Interest Rate as of the grant date. The expected volatility is based on a combination of historical volatility and implied volatility from publicly traded companies in our industry. The expected annual dividend yield is based on management’s expectations of future dividends as of the grant date. The expected term is based on the vesting time of the options.

The fair value of the common stock underlying our awards is determined by EVERTEC, Inc.’s board of directors using an internal valuation. EVERTEC, Inc.’s board of directors intended all grants to be exercisable at a price per share be equal to the per share fair value of our common stock on the date of the grant. In the absence of a public trading market, we estimate the fair value of our common stock based on the financial performance of the Company measured using the adjusted EBITDA, calculated using the most recent quarterly information, and an acquisition multiple that Company believes is representative of the implied market value for the Company.

JOBS Act

We qualifies as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”), which was signed into law on April 5, 2012. As an “emerging growth company” under the JOBS Act, EVERTEC is permitted to, and intends to, rely on exemptions from certain reporting and disclosure requirements. Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act of 1933, as amended, for complying with new or revised accounting standards until those standards would otherwise apply to private companies. However, we has chosen to “opt out” of such extended transition period, and as a result, we will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies. The decision to opt out of the extended transition period is irrevocable.

Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Changes And Error Corrections [Abstract]
Recent Accounting Pronouncements

Note 2—Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standard Board issued Accounting Standards Update (“ASU”) No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the Emerging Issues Task Force). This ASU addresses when unrecognized tax benefits should be presented as reductions to deferred tax assets for net operating loss carryforwards in the financial statements. This ASU is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption and retrospective application is permitted. Management does not expect this ASU to impact EVERTEC’s financial statements.

Note 2—Recent Accounting Pronouncements

ASU No. 2013-03-Financial Instruments (Topic 825). In February 2013, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2013-03 in order to clarify the scope and applicability of ASU No. 2011-04-Fair Value Measurement (Topic 820) to nonpublic entities. Contrary to the stated intent of ASU No. 2011-04 to exempt all nonpublic entities for a particular disclosure, that Update’s amendment to Topic 825 suggested that nonpublic entities that have total assets of $100 million or more or that have one or more derivative instruments would not qualify for the intended exemption.

The amendments clarify that the requirement to disclose “the level of the fair value hierarchy within which the fair value measurements are categorized in their entirety (Level 1, 2 or 3)” does not apply to nonpublic entities for items that are not measured at fair value in the statement of financial position but for which fair value is disclosed. The amendments in this Update affect nonpublic entities that have total assets of $100 million or more or that have one or more derivative instruments. The amendment will be effective upon existence. Management does not expect any effect on the financial statements as a result of this Update.

ASU No. 2013-02-Comprehensive Income (Topic 220). In February 2013, the FASB issued ASU No. 2013-02 in order to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period.

The amendments in this Update apply to all entities that issue financial statements that are presented in conformity with GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. Nonpublic entities are required to comply with all requirements of the amendments for annual reporting periods. Management does not expect any effect on the financial statements as a result of this Update.

Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment, Net

Note 3—Property and Equipment, net

Property and equipment, net consists of the following:

(Dollar amounts in thousands)	Useful life in years	June 30, 2013	December 31, 2012
Buildings	30	$1,732	$2,096
Data processing equipment	3 - 5	60,883	59,901
Furniture and equipment	3 - 20	6,651	6,183
Leasehold improvements	5 - 10	2,430	2,380

		71,696	70,560
Less—accumulated depreciation and amortization		(40,200)	(35,331)

Depreciable assets, net		31,496	35,229
Land		1,535	1,508

Property and equipment, net		$33,031	$36,737

Depreciation and amortization expense related to property and equipment was $4.1 million and $8.1 million for both the three and six months ended June 30, 2013 and the corresponding 2012 periods.

Note 7—Property and Equipment, Net

Property and equipment, net consisted of the following:

	Useful life in years	December 31,
(Dollar amounts in thousands)		2012	2011
Buildings	30	$2,096	$2,091
Data processing equipment	3 - 5	59,901	45,346
Furniture and equipment	3 - 20	6,183	5,912
Leasehold improvements	5 - 10	2,380	1,147

		70,560	54,496
Less—accumulated depreciation and amortization		(35,331)	(19,316)

Depreciable assets, net		35,229	35,180
Land		1,508	1,505

Property and equipment, net		$36,737	$36,685

Depreciation and amortization expense related to property and equipment was $16.4 million for the year ended December 31, 2012 and $15.3 million for the year ended December 31, 2011.

Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 4—Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill, allocated by reportable segments, were as follows (See Note 12):

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Total
Balance at December 31, 2012	$138,121	$187,028	$47,158	$372,307
Foreign currency translation adjustments	—	734	257	991

Balance at June 30, 2013	$138,121	$187,762	$47,415	$373,298

Goodwill is tested for impairment at least annually using the qualitative assessment option or step zero process. Using this process, the Company first assesses whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount.

During 2012, the Company completed the impairment evaluation, as described above, and determined that there are no impairment losses to be recognized during the period. There were no triggering events or changes in circumstances that subsequent to the impairment test would have required an additional impairment evaluation.

The carrying amount of other intangible assets for the six months ended June 30, 2013 and the year ended December 31, 2012 consisted of the following:

		June 30, 2013
(Dollar amounts in thousands)	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$314,093	$(61,975)	$252,118
Trademark	10 - 15	39,950	(9,526)	30,424
Software packages	3 - 5	118,438	(62,779)	55,659
Non-compete agreement	15	56,539	(10,365)	46,174

Other intangible assets, net		$529,020	$(144,645)	$384,375

		December 31, 2012
(Dollar amounts in thousands)	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,726	$(50,769)	$262,957
Trademark	10 - 15	39,950	(7,794)	32,156
Software packages	3 - 5	110,478	(50,479)	59,999
Non-compete agreement	15	56,539	(8,481)	48,058

Other intangible assets, net		$520,693	$(117,523)	$403,170

For the three and six months ended June 30, 2013, the Company recorded amortization expense related to other intangibles of $13.7 million and $27.3 million, respectively, compared to $13.7 million and $27.6 million for the corresponding 2012 periods.

The estimated amortization expense of the balances outstanding at June 30, 2013 for the next five years is as follows:

(Dollar amounts in thousands)
Remaining 2013	$26,531
2014	48,776
2015	44,430
2016	34,685
2017	31,344
2018	29,691

Debt and Short-Term Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt and Short-Term Borrowings

Note 5—Debt and Short-Term Borrowings

Total debt as of June 30, 2013 and December 31, 2012 was as follows:

(Dollar amounts in thousands)	June 30, 2013	December 31, 2012
Senior Secured Credit Facility (Term A) due on April 17, 2018 paying interest at a variable interest rate (London InterBank Offered Rate (“LIBOR”) plus applicable margin(1))	$299,609	$—
Senior Secured Credit Facility (Term B) due on April 17, 2020 paying interest at a variable interest rate (LIBOR plus applicable margin(2))	394,129	—
Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus applicable margin(3))	—	484,414
Senior Secured Revolving Credit Facility paying interest at a variable interest rate	—	14,000
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum	—	252,347
Other short-term borrowing	8,663	12,995

Total debt	$702,401	$763,756

(1)	Applicable margin of 2.50% at June 30, 2013.
(2)	Subject to a minimum rate (“LIBOR floor”) of 0.75% plus applicable margin of 2.75% at June 30, 2013.
(3)	Subject to a minimum rate (“LIBOR floor”) of 1.50% plus applicable margin of 4.00% at December 31, 2012.

Senior Secured Credit Facilities

On April 17, 2013, EVERTEC Group entered into a credit agreement (the “2013 Credit Agreement”) governing the senior secured credit facilities, consisting of a $300.0 million term loan A facility which matures on April 17, 2018, a $400.0 million term loan B facility which matures on April 17, 2020 and a $100.0 million revolving credit facility which matures on April 18, 2018. The net proceeds received by EVERTEC Group from the new senior secured credit facilities, together with other cash available to EVERTEC Group, were used to, among other things, refinance EVERTEC Group’s previous senior secured credit facilities and redeem a portion of EVERTEC’s 11% Senior Notes due 2018 (the “senior notes”), as further described below.

As a result of the debt refinancing, EVERTEC Group’s previous senior secured credit facilities were evaluated under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments (“ASC 470-50”). Accordingly, a portion of the unamortized discount and debt issue costs amounting to $6.4 million and $5.9 million, respectively, were treated as a modification and will be amortized over the term of the new debt using the interest method. The remaining unamortized discount and debt issue costs of $3.4 million and $3.0 million, respectively, were considered to be related to the portion of the debt that was extinguished and written-off.

Senior Notes

On March 29, 2013, EVERTEC Group provided notice to Wilmington Trust, National Association (the “Trustee”) pursuant to the Indenture, dated as of September 30, 2010 (as supplemented by Supplemental Indenture No. 1, dated as of April 17, 2012, Supplemental Indenture No. 2, dated as of May 7, 2012 and Supplemental Indenture No. 3, dated as of May 7, 2012) between EVERTEC Group and EVERTEC Finance Corp. (together, the “Co-Issuers”), the Guarantors named therein and the Trustee (the “Indenture”), that the Co-Issuers had elected to (i) redeem $91.0 million principal amount of their outstanding senior notes, at a redemption price of 111.0%, plus accrued and unpaid interest, on April 29, 2013 (the “Partial Redemption”) and (ii) redeem all of their outstanding senior notes (after giving effect to the redemption of $91.0 million principal amount of the senior notes described in clause (i)) at a redemption price of 100% plus a make-whole premium, plus accrued and unpaid interest, on April 30, 2013 (the “Full Redemption”). On April 17, 2013, the Co-Issuers and the Trustee entered into a Satisfaction and Discharge Agreement whereby EVERTEC Group caused to be irrevocably deposited with the Trustee, to satisfy and to discharge the Co-Issuers’ obligations under the Indenture (a) a portion of the net cash proceeds received by the Company in the Initial Public Offering to Holdings, which contributed such proceeds to EVERTEC Group, in an amount sufficient to effect the Partial Redemption on April 29, 2013 and (b) proceeds from the 2013 Credit Agreement described above in an amount sufficient to effect the Full Redemption on April 30, 2013. On April 29, 2013, the Partial Redemption was effected and on April 30, 2013, the Full Redemption was effected.

Based on accounting guidance, the senior notes were considered extinguished. Accordingly, the outstanding premium of $1.8 million and unamortized debt issuance costs of $7.0 million were written-off and presented as a loss on extinguishment of debt. In addition, the redemption premium payments totaling $41.9 million were accounted for as a loss on extinguishment of debt.

New Senior Secured Credit Facilities

Term A

The term loan A has a principal amount of $300.0 million (“Term A Loan”) and requires principal payments on the last business day of each quarter equal to: (a) 1.250% of the original principal amount commencing on September 30, 2013 through June 30, 2016; (b) 1.875% of the original principal amount from September 30, 2016 through June 30, 2017; (c) 2.50% of the original principal amount from September 30, 2017 through March 31, 2018; and (d) the remaining outstanding principal amount on the maturity of the Term A Loan on April 17, 2018. Interest is payable at a rate equal to, at the Company’s option, either (a) LIBOR Rate plus an applicable margin ranging from 2.00% to 2.50% or (b) Base Rate plus an applicable margin ranging from 1.00% to 1.50%. Term A Loan has no interest rate minimum or floor.

Term B

The term loan B has a principal amount of $400.0 million (“Term B Loan”) and requires principal payments on the last business day of each quarter equal to 0.250% of the original principal amount commencing on September 30, 2013 and the remaining outstanding principal amount on the maturity of the Term B Loan on April 17, 2020. Interest is payable at a rate equal to, at the Company’s option, either (a) LIBOR Rate plus an applicable margin ranging from 2.50% to 2.75%; or (b) Base Rate plus an applicable margin ranging from 1.50% to 1.75%. The LIBOR Rate and Base Rate are subject to floors of 0.75% and 1.75%, respectively.

Revolving Credit Facility

The revolving credit facility has an available balance up to $100.0 million, with an interest rate on loans calculated the same as the applicable Term A Loan rate. The facility matures on April 17, 2018 and has a “commitment fee” payable one business day after the last business day of each quarter calculated based on the available unused commitment during the preceding quarter. The commitment fee for the unused portion of this facility ranges from 0.125% to 0.375% based on utilization. As of June 30, 2013, the revolving credit facility was undrawn.

All loans may be prepaid without premium or penalty, except for a 1% premium payable if any of the Term B Loans are refinanced or repriced with debt having a lower effective interest rate on or prior to April 17, 2014.

The new senior secured credit facilities were evaluated under accounting guidance and accordingly, $7.2 million of debt issue costs were capitalized and are being amortized over the term of the new debt using the interest method and $4.9 million of debt issue costs were expensed and are presented as a loss on the extinguishment of debt.

The new senior secured credit facilities contain various restrictive covenants. The Term A Loan and the revolving credit facility (subject to certain exceptions) require us to maintain on a quarterly basis a specified maximum senior secured leverage ratio of up to 6.60 as defined in the 2013 Credit Agreement (total first lien secured debt to adjusted EBITDA). In addition, the 2013 Credit Agreement, among other things: (a) limits our ability and the ability of our subsidiaries to incur additional indebtedness, incur liens, pay dividends or make certain other restricted payments and enter into certain transactions with affiliates; (b) restricts our ability to enter into agreements that would restrict the ability of our subsidiaries to pay dividends or make certain payments to us; and (c) places restrictions on our ability and the ability of our subsidiaries to merge or consolidate with any other person or sell, assign, transfer, convey or otherwise dispose of all or substantially all of our assets. As of June 30, 2013, the Company was in compliance with the applicable restrictive covenants under the 2013 Credit Agreement.

Note 11—Debt and Short-Term Borrowings

Total debt consists of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Senior Secured Credit Facility due in September 2016 paying interest at a variable interest rate (London InterBank Offered Rate (“LIBOR”) plus margin(1) )	$484,414	$313,333
Senior Secured Revolving Credit Facility paying interest at a variable interest rate	14,000	—
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum	252,347	210,500
Other short-term borrowing	12,995	—

Total debt	$763,756	$523,833

(1)	Subject to a minimum rate (“LIBOR floor”) of 1.50% at December 31, 2012 and 2011.

Senior Secured Credit Facilities:

In connection with the Merger, on September 30, 2010, EVERTEC, LLC entered into senior secured credit facilities consisting of a $355.0 million six-year term loan facility and a $50.0 million five-year revolving credit facility (“Credit Agreement”).

EVERTEC, LLC’s term loan facility provides for quarterly amortization payments totaling 1% per annum of the original principal amount of the term loan facility, with the balance payable on the final maturity date. Mandatory prepayment obligations also include, subject to expectations:

•	100% of the net cash proceeds of asset sales, dispositions and casualty or insurance proceeds, subject to certain exceptions and customary reinvestment provisions;

•

50% of the Company’s excess cash flows, which is defined in the Credit Agreement, with such percentage subject to reduction to 25% or 0% based on achievement of specified first lien secured leverage ratios; and

•	100% of the net cash proceeds received from issuances of certain debt incurred after the closing of the Merger.

If the senior secured leverage ratio at year end is equal to or greater than 2.50, a 50% prepayment of the excess cash flow generated must be made. If the senior secured leverage ratio is less than or equal to 2.50 and a greater than 2.00, a 25% prepayment of the excess cash flows is required. If the senior secured leverage ratio is less than or equal to 2.00 no prepayment are necessary.

The terms of EVERTEC, LLC’s senior secured credit facilities allow EVERTEC, LLC to prepay loans and permanently reduce the loan commitments under the senior secured credit facilities at any time, subject to the payment of customary LIBOR breakage costs, if any, provided that, in connection with certain refinancing on or prior to the first anniversary of the closing date of the senior secured credit facilities, certain premium is paid.

On March 3, 2011, EVERTEC, LLC entered into a credit agreement amendment concerning its existing senior secured credit facility. The amendment did not modify the term or the size of the facility. Under the amended senior secured credit facility:

(i)	The interest rate margins have been reduced from 5.25% to 4.00% per annum on term loans bearing interest at LIBOR, from 4.25% to 3.00% per annum on term loans bearing interest at an alternate base rate (“ABR”), from 5.25% to 3.75% per annum on revolving loans bearing interest at LIBOR, and from 4.25% to 2.75% per annum on revolving loans bearing interest at an ABR;

(ii)	The LIBOR floor has been decreased from 1.75% to 1.50% per annum and the ABR floor has been reduced from 2.75% to 2.50% per annum; and

(iii)	The incremental facility under the existing credit agreement has been increased from $115.0 million to the greater of $125.0 million and the maximum principal amount of debt that would not cause EVERTEC’s senior secured leverage ratio to exceed 3.25 to 1.00.

The amendment also modified certain restrictive covenants in the existing senior credit agreement to provide the Company generally with additional flexibility. Among other things, the amendment modified certain financial performance covenants. In connection with the amendment, the Company was required to pay a call premium of $3.5 million.

The Company evaluated this amendment of the senior credit facility under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments, and determined that most of these syndicated borrowings were modified. Accordingly, $3.4 million of prepayment penalties for the modified debts was capitalized and accounted for as an adjustment to interest expense over the remaining term of the debt using the interest method, and $0.2 million of prepayment penalties for the extinguished debts that was recorded in the other expenses caption in the consolidated statements of income and comprehensive income. In addition, the Company wrote off $0.6 million of debt issuance costs and $0.5 million of a debt discount for the extinguished debts. The Company also expensed $2.1 million of third party fees incurred in connection with the amendment, which was recorded in the other expenses caption in the consolidated statements of income and comprehensive income.

On April 7, 2011, EVERTEC, LLC repaid $1.7 million of its senior secured term loan using the cash received from Popular in connection with the acquisition of CONTADO as required under the terms of its senior secured credit facility. In addition, on May 4, 2011, EVERTEC, LLC made a voluntary prepayment of $24.7 million on its senior secured term loan, with no prepayment penalty. As a result of this voluntary prepayment, EVERTEC, LLC has no scheduled quarterly amortization payment obligation until the final lump-sum payment at the maturity date. However, from time to time the Company may make voluntary payments at its discretion.

On May 9, 2012, EVERTEC, LLC entered into an amendment to the agreement governing its senior secured credit facilities to allow, among other things, a restricted dividend payment in an amount not to exceed $270.0 million and certain adjustments to the financial covenant therein. In addition, EVERTEC, LLC borrowed an additional $170.0 million under a secured incremental term loan with the same terms as the original.

On August 14, 2012, EVERTEC, LLC achieved a senior secured leverage ratio over 2.25 to 1.00 and as a result the applicable margins on the senior secured credit facility debt increased from 3.75% to 4.00% under the LIBOR option and from 2.75% to 3.00% under the ABR option.

On August 14, 2012, EVERTEC, LLC achieved a senior secured leverage ratio above 2.50 to 1.00 and as a result the applicable commitment fee for the revolving facility was increased from 0.375% to 0.75% as well as the applicable margins from 3.00% to 3.75% under the LIBOR option and from 2.00% to 2.75% under the ABR option.

As of December 31, 2012, the applicable interest rate for the senior secured term loan under the LIBOR option is 5.50%. This is composed of the applicable LIBOR margin of 4.00% plus the LIBOR floor of 1.50%.

The senior secured leverage ratio was 2.93 at December 31, 2012. As a result of this ratio being higher than 2.50, the Company is required to make a mandatory repayment within the next three months of approximately $6.1 million.

At December 31, 2012, the aggregate principal amount of the senior secured facility amounted to $495.0 million.

At December 31, 2012, the outstanding balance and weighted average interest rate of the revolving credit facility amounted to $14.0 million and 6%, respectively. This amount was recognized as short-term borrowing in the consolidated balance sheets.

Senior Notes:

In connection with the Merger, on September 30, 2010, EVERTEC, LLC issued $220.0 million in principal amount of the senior notes in a private placement, which are unsecured. Debt issuance costs to the senior notes are amortized to interest expense over the term of the notes using the effective interest method.

In connection with the initial issuance of senior notes (the “old notes”), EVERTEC, LLC entered into a registration rights agreement with the initial purchasers which provided that an exchange offer of the old notes for new registered notes be consummated no later than 366 calendar days after the original issue date of the old notes. The exchange offer registration statement was declared effective on August 2, 2011 and the exchange offer was consummated on September 14, 2011. The terms of the new registered notes (the “Notes”) are identical in all material respects to the terms of the old notes, except for the elimination of the transfer restrictions and related rights. All outstanding original senior notes were validly tendered and exchanged for substantially similar notes which have been registered under the Securities Act of 1933.

As part of the Company liquidity management plan, on November 18, 2011 EVERTEC, LLC purchased in the open market $9.5 million aggregate principal amount of its Notes. The premium paid of $0.2 million and the deferred financing costs of $0.3 million were accounted for as interest expense. On the settlement date, the Notes were cancelled. As a result of this purchase, the Notes outstanding balance as of December 31, 2011 amounted to $210.5 million.

On May 4, 2012, EVERTEC, LLC and EVERTEC Finance obtained the requisite consents from holders of at least a majority of the aggregate principal amount of all outstanding Notes as of the record date April 27, 2012, pursuant to their previously announced consent solicitation to provide for additional dividend capacity. As a result, on May 7, 2012, EVERTEC, LLC, EVERTEC Finance, certain subsidiaries of EVERTEC, LLC and the Trustee executed Supplemental Indenture No. 3 to the indenture to provide EVERTEC, LLC with additional dividend capacity of up to $270.0 million.

On May 7, 2012, EVERTEC, LLC and EVERTEC Finance, as co-issuers, issued $40.0 million aggregate principal amount of 11% senior notes due 2018 (the “New Notes”) under the indenture pursuant to which $220.0 million aggregate principal amount of 11% senior notes due 2018 were originally issued on September 30, 2010 and $210.5 million principal amount were outstanding as of December 31, 2011 (the “Existing Notes”). The New Notes were issued pursuant to Supplemental Indenture No. 2 to the indenture and were treated as a single class under the indenture with the Existing Notes.

On May 9, 2012, the Company used the net proceeds from the incremental term loan described above and the New Notes, together with cash on hand, to pay a cash distribution of $269.8 million to its stockholders.

The Company incurred $11.4 million in fees in connection with the issuance of the New Notes and the incremental term loan, of which $2.2 million was capitalized and will be amortized over the remaining term of the debt.

In connection with the issuance of the New Notes, the Company entered into a registration rights agreement with the initial purchasers which provided that an exchange offer of the New Notes for new registered notes be consummated no later than 366 calendar days after the original issue date of the New Notes. The exchange offer registration statement was declared effective on July 27, 2012 and the exchange offer was consummated on September 10, 2012.

EVERTEC, LLC may redeem some or all of the exchanged notes, in whole or in part, at any time on or after October 1, 2014 on the following redemption dates and at the following redemption prices: 2014 at 105.50%; 2015 at 102.75%; 2016 and thereafter at 100.00%. Also, EVERTEC, LLC may redeem some or all of the notes prior to October 1, 2014 at 100% of their principal amount, together with any accrued and unpaid interest, if any, to the redemption date, plus a “make whole” premium. EVERTEC, LLC may redeem up to 35% of the notes before October 1, 2013 with the net cash proceeds from certain equity offerings. In addition, EVERTEC, LLC may require to make an offer to purchase the exchanged notes upon the sale of certain assets and upon a change of control.

The senior notes are guaranteed by EVERTEC, LLC’s 100% owned subsidiaries.

The senior secured credit facilities and the senior notes contain various restrictive covenants. The secured credit facilities require EVERTEC, LLC to maintain on a quarterly basis a specified maximum senior secured leverage ratio. The senior secured leverage ratio as defined in EVERTEC, LLC’s credit facility (total first lien senior secured debt minus available cash, up to a maximum of $50.0 million, as defined, to adjusted EBITDA) must be less than 3.85 to 1.0 at December 31, 2012. The applicable ratio will be adjusted as required by the credit agreement in subsequent periods. In addition, EVERTEC, LLC’s senior secured credit facility, among other things, restrict EVERTEC, LLC ability to incur indebtedness or liens, make investments, declare or pay any dividends to its parent and from prepaying indebtedness that is junior to such debt. The indenture governing the notes, among other things: (a) limit our ability and the ability of EVERTEC, LLC’s subsidiaries to incur additional indebtedness, issue certain preferred shares, incur liens, pay dividends or make certain other restricted payments and enter into certain transactions with affiliates; (b) limits EVERTEC, LLC ability to enter into agreements that would restrict the ability of its subsidiaries to pay dividends or make certain payments to us; and (c) places restrictions on EVERTEC, LLC’s ability and the ability of its subsidiaries to merge or consolidate with any other person or sell, assign, transfer, convey or otherwise dispose of all or substantially all of its assets. As of December 31, 2012, EVERTEC, LLC was in compliance with the applicable restrictive covenants under its debt agreements.

Other short-term borrowing:

In December 2012, EVERTEC, LLC entered into a financing agreement in the ordinary course of business, to purchase certain software and related services in the amount of $13.0 million to be repaid in three payments over a term of 10 months.

Financial Instruments and Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements

Note 6—Financial Instruments and Fair Value Measurements

Recurring Fair Value Measurements

Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of input that may be used to measure fair value:

Level 1: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2: Inputs, other than quoted prices included in Level 1, which are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3: Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company uses observable inputs when available. Fair value is based upon quoted market prices when available. If market prices are not available, the Company may employ internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. The Company limits valuation adjustments to those deemed necessary to ensure that the financial instrument’s fair value adequately represents the price that would be received or paid in the marketplace. Valuation adjustments may include consideration of counterparty credit quality and liquidity as well as other criteria. The estimated fair value amounts are subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in estimating fair value could affect the results. The fair value measurement levels are not indicative of risk of investment.

The following table summarizes fair value measurements by level at June 30, 2013 and December 31, 2012 for assets measured at fair value on a recurring basis:

(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total
June 30, 2013
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$4,540	$4,540

December 31, 2012
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$6,099	$6,099

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management’s best judgment with respect to current economic conditions, including discount rates and estimates of future cash flows.

Indemnification assets include the present value of the expected future cash flows of certain expense reimbursement agreements with Popular. These contracts have termination dates up to September 2015 and were entered into in connection with the Merger. Management prepared estimates of the expected reimbursements to be received from Popular until the termination of the contracts, discounted the estimated future cash flows and recorded the indemnification assets as of the Merger closing date. Payments received during the quarters reduced the indemnification asset balance. The remaining balance was adjusted to reflect its fair value as of June 30, 2013, therefore resulting in a net unrealized gain of approximately $3,000 and $19,000 for the three and six months ended June 30, 2013, respectively, and an unrealized loss of approximately $41,000 and $0.2 million for the three and six months ended June 30, 2012, respectively, which are reflected within the other expenses caption in the unaudited consolidated statements of (loss) income and comprehensive (loss) income. The current portion of the indemnification assets is included within accounts receivable, net, and the other long-term portion is included within other long-term assets in the accompanying unaudited consolidated balance sheets.

The unobservable inputs related to the Company’s indemnification assets as of June 30, 2013 using the discounted cash flow model include the discount rate of 5.64% and the projected cash flows of $4.8 million.

For indemnification assets a significant increase or decrease in market rates and cash flows could result in a significant impact to the fair value. Also, the credit rating and/or the non-performance credit risk of Popular, which is subjective in nature, also could increase or decrease the sensitivity of the fair value of these assets.

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at June 30, 2013 and December 31, 2012:

	June 30, 2013		December 31, 2012
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Indemnification assets:
Software cost reimbursement	$4,540	$4,540	$6,099	$6,099

Financial liabilities:
New senior secured term loans	$693,738	$694,900	$—	$—
Senior secured term loan	—	—	484,414	497,498
Senior notes	—	—	252,347	275,550

The fair value of the new senior secured term loans at June 30, 2013, as well as the previous senior secured term loan and the senior notes at December 31, 2012 were obtained using the prices provided by third party service providers. Their pricing is based on various inputs such as: market quotes, recent trading activity in a non-active market or imputed prices. Also, the pricing may include the use of an algorithm that could take into account movement in the general high yield market, among other variants.

The previous senior secured term loan and senior notes as well as the new senior secured term loans, which are not measured at fair value in the balance sheets, could be categorized as Level 3 in the fair value hierarchy.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Indemnification assets:
Beginning balance	$5,558	$6,580	$6,099	$7,464
Payments received	(1,021)	(419)	(1,578)	(1,128)
Unrealized gain (loss) recognized in other expenses	3	(41)	19	(216)

Ending balance	$4,540	$6,120	$4,540	$6,120

Note 12—Financial Instruments and Fair Value Measurements

Recurring Fair Value Measurements

Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of input that may be used to measure fair value:

Level 1: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2: Inputs, other than quoted prices included in Level 1, which are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3: Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company uses observable inputs when available. Fair value is based upon quoted market prices when available. If market prices are not available, the Company may employ internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. The Company limits valuation adjustments to those deemed necessary to ensure that the financial instrument’s fair value adequately represents the price that would be received or paid in the marketplace. Valuation adjustments may include consideration of counterparty credit quality and liquidity as well as other criteria. The estimated fair value amounts are subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in estimating fair value could affect the results. The fair value measurement levels are not indicative of risk of investment.

The following table summarizes fair value measurements by level at December 31, 2012 and 2011, for assets measured at fair value on a recurring basis:

	December 31, 2012				December 31, 2011
(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$6,099	$6,099	$—	$—	$7,113	$7,113
Expected reimbursement	—	—	—	—	—	—	351	351

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management’s best judgment with respect to current economic conditions, including discount rates and estimates of future cash flows.

Indemnification assets include the present value of the expected future cash flows of certain expense reimbursement agreements with Popular. These contracts have termination dates up to September 2015 and were entered into in connection with the Merger. Management prepared estimates of the expected reimbursements to be received from Popular until the termination of the contracts, discounted the estimated future cash flows and recorded the indemnification assets as of the Merger closing date. Payments received during the quarters reduced the indemnification asset balance. The remaining balance was adjusted to reflect its fair value as of December 31, 2012, therefore resulting in a net unrealized gain of approximately $1.0 million and an unrealized loss of $0.3 million for the years ended December 31, 2012 and 2011, respectively, which are reflected within the other expenses caption in the consolidated statements of income and comprehensive income. The current portion of the indemnification assets is included within accounts receivable, net and the other long-term portion is included within other long-term assets in the accompanying consolidated balance sheets. See Note 19 for additional information regarding the expense reimbursement agreements.

The unobservable inputs related to the Company’s indemnification assets as of December 31, 2012 using the discounted cash flow model include the discount rate of 7.86% and the projected cash flows of $6.1 million.

For indemnification assets a significant increase or decrease in market rates and cash flows could result in a significant impact to the fair value. Also, the credit rating and/or the non-performance credit risk of Popular, which is subjective in nature, also could increase or decrease the sensitivity of the fair value of these assets.

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Indemnification assets
Software cost reimbursement	$6,099	$6,099	$7,113	$7,113
Expected reimbursements	—	—	351	351
Financial liabilities:
Senior secured term loan	$484,414	$497,498	$313,333	$317,979
Senior notes	252,347	275,550	210,500	213,921

The fair value of senior secured term loan and the senior notes at December 31, 2012 and 2011 were obtained using the prices provided by third party service providers. Their pricing is based on various inputs such as: market quotes, recent trading activity in a non-active market or imputed prices. Also, the pricing may include the use of an algorithm that could take into account movement in the general high yield market, among other variants.

The senior secured term loan and senior notes, which are not measured at fair value in the balance sheet, could be categorized as Level 3 in the fair value hierarchy.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

(Dollar amounts in thousands)	Indemnification Assets	Derivative Assets
Balance—December 31, 2010	$14,836	$4,960
Payments received	(7,080)	—
Unrealized loss recognized in other expenses	(292)	—
Net settlement of derivative	—	(3,561)
Realized loss on derivative	—	(1,399)

Balance—December 31, 2011	$7,464	$—

Payments received	(2,331)	—
Unrealized gain recognized in other expenses	966	—

Balance—December 31, 2012	$6,099	$—

There were no transfers in or out of Level 3 during the years ended December 31, 2012 and 2011.

Share-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

Note 7—Share-based Compensation

The following table summarizes the nonvested stock options activity for the six months ended June 30, 2013:

Nonvested stock options	Shares	Weighted-average exercise prices
Nonvested at December 31, 2012	4,571,258	$2.16
Vested	(3,436,392)	2.11

Nonvested at June 30, 2013	1,134,866	$2.30

Management uses the fair value method of recording stock-based compensation as described in the guidance for stock compensation in ASC topic 718.

The following table summarizes the nonvested restricted shares activity for the six months ended June 30, 2013:

Nonvested restricted shares	Shares	Weighted-average grant date fair value
Nonvested at December 31, 2012	115,420	$5.90
Vested	(115,420)	5.90

Nonvested at June 30, 2013	—	$—

Share-based compensation recognized was as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Share-based compensation recognized, net
Stock options, net of income tax of $488, $40, $500 and $87	$5,062	$134	$5,212	$291
Restricted shares, net of income tax of $11, $49, $26 and $80	90	163	271	266

Pursuant to the terms of the Equity Incentive Plan, Tranche B options granted to employees and certain directors would vest at such time as the Investor Internal Rate of Return (“IRR”) equals or exceeds 25%, except for one grant that vests upon a 20% IRR, based on cash proceeds received by Apollo Investment Fund VII, L.P. (the “Investor”), and Tranche C options would vest at such time as the IRR equals or exceeds 30% based on cash proceeds received by the Investor.

As a result of the Initial Public Offering, the IRR required by the Tranche B and C options was achieved and accordingly, all Tranche B and C options became vested. As a result, the Company recognized a share-based compensation expense of $4.9 million in April 2013.

The maximum unrecognized cost for stock options was $1.5 million as of June 30, 2013 related to Tranche A time vesting options.

Note 14—Share-based Compensation

Equity Incentive Plan

The Equity Incentive Plan was established to grant stock options, rights to purchase shares, restricted stock, restricted stock units and other stock-based rights to employees, directors, consultants and advisors of EVERTEC, LLC. EVERTEC, Inc. reserved 5,843,208 shares of its Class B non-voting common stock for issuance upon exercise and grants of stock options, restricted stock and other equity awards under the Stock Incentive Plan. The maximum option term is ten years from the date of grant. The initial grant of 5,249,140 options was made on February 11, 2011 to certain employees of EVERTEC, LLC. Plan participants have the right to purchase shares of EVERTEC, Inc.’ Class B non-voting common stock in three tranches: Tranche A options vest in equal installments, Tranche B options vest at such time as the Investor Internal Rate of Return (“Investor IRR”) equals or exceeds 25% based on cash proceeds received by the Investor, and Tranche C options vest at such time as the investor rate of return equals or exceeds 30%. For purposes of these vesting provisions, the Investor’s IRR is the rate of return measured in cash and any securities received by the Investor as a return on its investment in our common stock.

The following table summarizes the nonvested stock options activity for the years ended December 31, 2012 and 2011:

Nonvested stock options	Shares	Weighted-average exercise prices(2)
Nonvested at December 31, 2010	—	$—
Granted(1)	5,739,140	1.30
Vested(3)(4)	(326,574)	1.30
Forfeitures	(350,592)	1.30

Nonvested at December 31, 2011	5,061,974	$1.30
Granted	1,020,000	4.95
Vested(3)(4)	(279,750)	1.30
Forfeitures	(1,230,966)	1.30

Nonvested at December 31, 2012	4,571,258	$2.16

(1)	Includes 100,000 of stock options that were not granted under the Equity Incentive Plan, but are subject to certain terms of the Equity Incentive Plan.
(2)	Exercise price was retroactively adjusted to reflect the equitable adjustment of $3.71 per share as discussed below.
(3)	Amount of options exercisable as of December 31, 2012 and 2011, respectively. The weighted average remaining contractual term of these options is 7.85 years and 8.75 years as of December 31, 2012 and 2011, respectively.
(4)	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $1.6 million and $1.2 million, respectively.

In connection with the cash dividend declared on December 18, 2012, the board of directors of EVERTEC, Inc. approved an equitable adjustment to stock options previously granted as required by the Plan payable in form of a one-time cash bonus to holders of vested options for shares of common stock in the amount of $0.69 per share, which in the case of vested options was on December 21, 2012 and in the case of unvested options will be paid in the future as the options vest, subject to certain conditions. Accordingly, $2.8 million was recognized as other long-term liabilities related the accrual of the unvested portion of the stock options.

As a result of the cash dividend, on May 9, 2012, the board of directors of EVERTEC, Inc. approved an equitable adjustment to stock options previously granted as required by its Equity Incentive Plan in order to reduce the exercise price of the outstanding options granted under or subject to the terms of the Plan by $3.71 per share. This adjustment to the exercise price did not impact the compensation expense recognized by the Company for the year ended December 31, 2012 or the maximum unrecognized cost.

Management uses the fair value method of recording stock-based compensation as described in the guidance for stock compensation in ASC topic 718. The fair value of the stock options granted during 2011 and 2012 was estimated using the Black-Scholes-Merton (“BSM”) option pricing model for Tranche A options granted under the Equity Incentive Plan and the Monte Carlo simulation analysis for Tranche B and Tranche C options, with the following assumptions:

	Years ended December 31,
	2012	2011
	Stock options granted under the Stock Incentive Plan	Stock options granted under the Stock Incentive Plan	Stock options not granted under the Stock Incentive Plan
Stock Price(1)	$5.19 per share	$1.30 per share	$1.30 per share
Risk-free rate	0.59%	2.14%	2.06%
Expected volatility	31.12%	35.00%	35.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected term	3.87 years	4.60 years	4.49 years

(1)	As discussed above, on May 9, 2012 an equitable adjustment to stock options was approved with caused a reduction of $3.71 per share of the exercise price of the outstanding options. Accordingly, the stock price presented above reflects this equitable adjustment for both periods as applicable.

The risk-free rate is based on the U.S. Constant Maturities Treasury Interest Rate as of the grant date. The expected volatility is based on a combination of historical volatility and implied volatility from public trade companies in our industry. The expected annual dividend yield is based on management’s expectations of future dividends as of the grant date. The expected term is based on the vesting time of the options.

The following table summarizes the nonvested restricted shares activity for the years ended December 31, 2012 and 2011:

Nonvested restricted shares	Shares	Weighted-average grant date fair value
Nonvested at December 31, 2010	—	$—
Granted	160,000	5.00
Vested(1)	(33,884)	5.00

Nonvested at December 31, 2011	126,116	5.00
Granted	29,292	8.54
Vested(1)	(86,128)	5.00

Nonvested at December 31, 2012	69,280	$6.50

(1)	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $0.2 million and $0.1 million, respectively.

Share-based compensation recognized was as follows:

	Year ended December 31,
(Dollar amounts in thousands)	2012	2011
Share-based compensation recognized, net
Stock options, net of income tax expense of $62 and $214	$595	$714
Restricted shares, net of income tax expense of $47 and $51	609	170

The maximum unrecognized cost for stock options was $6.7 million as of December 31, 2012, which includes $1.8 million, $2.5 million and $2.4 million related to Tranche A, Tranche B and C options, respectively. The Company did not recognize share-based compensation expense related to Tranche B and C options as vesting was not considered probable. The cost is expected to be recognized over a weighted average period of 3.11 years.

The maximum unrecognized compensation cost for restricted stock was $0.3 million as of December 31, 2012. The cost is expected to be recognized over a weighted average period of 0.38 years.

Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax

Note 8—Income Tax

The components of income tax (benefit) expense for the three and six months ended June 30, 2013 and 2012 consisted of the following:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Current tax provision	$1,005	$3,452	$1,290	$5,470
Deferred tax benefit	(6,017)	(4,250)	(6,251)	(5,212)

Income tax (benefit) expense	$(5,012)	$(798)	$(4,961)	$258

The Company conducts operations in Puerto Rico and certain countries throughout the Caribbean and Latin America. As a result, the income tax expense includes the effect of taxes paid to the Puerto Rico government as well as foreign jurisdictions. The following table presents the components of income tax expense (benefit) for the three and six months ended June 30, 2013 and 2012 and its segregation based on location of operations:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Current tax provision
Puerto Rico	$(122)	$3,040	$256	$4,950
United States	210	159	429	343
Foreign countries	917	253	605	177

Total current tax provision	$1,005	$3,452	$1,290	$5,470

Deferred tax benefit
Puerto Rico	$(5,880)	$(4,096)	$(5,956)	$(4,905)
United States	—	—	(2)	—
Foreign countries	(137)	(154)	(293)	(307)

Total deferred tax benefit	$(6,017)	$(4,250)	$(6,251)	$(5,212)

Taxes payable to foreign countries by EVERTEC’s subsidiaries will be paid by such subsidiary and the corresponding liability and expense will be presented in EVERTEC’s consolidated financial statements.

On June 30, 2013, the Governor of Puerto Rico signed into law Act 40, effective as of January 1, 2013, which increased the maximum corporate income tax rate from 30% to 39%. This rate increase is only applicable to the fully taxable operations of EVERTEC. As a result of this tax rate increase, the deferred taxes were revalued resulting in the Company recognizing additional non-cash income tax expense of $1.4 million for the six months ended June 30, 2013. In addition, Act 40 established a national gross receipts tax based on gross revenues that is included as part of the alternative minimum tax calculation.

The income tax (benefit) expense differs from the amount computed by applying the Puerto Rico statutory income tax rate to the income before income taxes as a result of the following:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Computed income tax at statutory rates	$(26,782)	$(851)	$(25,125)	$526
Benefit of net tax-exempt interest income	(53)	(2)	(94)	(4)
Adjustment to deferred taxes due to changes in enacted tax rate	1,441	—	1,441	—
Differences in tax rates due to multiple jurisdictions	102	99	282	251
Effect of income subject to tax-exemption grant	19,983	(479)	18,982	(605)
Reversal of tax uncertainties reserve	—	—	(846)	(640)
Fair value adjustment of indemnification assets	—	62	—	364
Effect of net operating losses in foreign entities	(57)	278	—	278
Other	354	95	399	88

Income tax (benefit) expense	$(5,012)	$(798)	$(4,961)	$258

The recorded net operating losses (“NOL”) carryforwards differs from the amount of NOL available to the Company for tax purposes due to a windfall tax benefit. This benefit results from tax deductions in excess of previously recorded compensation expense due to differences in fair value of the stock options at the time of the grant versus at the time of the exercise. Although these windfalls are available to the Company, the additional tax benefit associated with the windfall cannot be recognized until the deduction reduces taxes payable. The unused amount of windfall remains as an off-balance sheet item, however it is available to offset future taxable income. Total available gross NOL related to the windfall tax benefit that does not reduce income tax payable in the current year amounted to $59.0 million at June 30, 2013, which will result in a future tax benefit of $8.4 million. This NOL carryforward expires in 2023.

There are no open uncertain tax positions as of June 30, 2013.

Note 17—Income Tax

On April 17, 2012, as explained in Note 1, EVERTEC, LLC was converted from a Puerto Rico corporation into a Puerto Rico limited liability company in order to take advantage of recent changes to the PR Code that allow limited liability companies to be treated as partnerships that are pass-through entities for Puerto Rico tax purposes. As a result of the Conversion, EVERTEC, LLC’s taxable income from its Puerto Rico operations flows through to its direct parent company and therefore to EVERTEC, Inc.

EVERTEC, LLC, Holdings and EVERTEC, Inc. entered into a Tax Payment Agreement pursuant to which the EVERTEC, LLC is obligated to make certain payments to Holdings or EVERTEC, Inc. for taxable periods or portions thereof occurring on or after April 17, 2012 (the “Effective Date”). Under the Tax Payment Agreement, EVERTEC, LLC will make payments with respect to any and all taxes (including estimated taxes) imposed under the laws of Puerto Rico, the United States of America and any other jurisdiction or any political (including municipal) subdivision or authority or agency in Puerto Rico, the United States of America or such other jurisdiction, that would have been imposed on EVERTEC, LLC if EVERTEC, LLC had been a corporation for tax purposes of that jurisdiction, together with all interest and penalties with respect thereto (“Taxes”), reduced by taking into account any applicable net operating losses or other tax attributes of Holdings or EVERTEC, Inc. that reduce Holdings’ or EVERTEC, Inc.’s taxes in such period. The Tax Payment Agreement provides that the payments thereunder shall not exceed the net amount of Taxes that Holdings and EVERTEC, Inc. actually owe to the appropriate taxing authority for a taxable period. Further, the Tax Payment Agreement provides that if Holdings or EVERTEC, Inc. receives a tax refund attributable to any taxable period or portion thereof occurring on or after the Effective Date, EVERTEC, Inc. shall be required to recalculate the payment for such period required to be made by EVERTEC, LLC to Holdings or EVERTEC, Inc. If the payment, as recalculated, is less than the amount of the payment EVERTEC, LLC already made to Holdings or EVERTEC, Inc. in respect of such period, Holdings or EVERTEC, Inc. shall promptly make a payment to EVERTEC, LLC in the amount of such difference.

The components of income tax benefit consisted of the following:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Current tax provision (benefit)	$6,910	$(7,144)
Deferred tax benefit	(66,568)	(22,083)

Income tax benefit	$(59,658)	$(29,227)

For the year ended December 31, 2011, the Company recognized a reduction in its deferred tax liability of $27.6 million as a result of the approval in January 2011 of the new Puerto Rico Internal Revenue Code, which provides for a reduction in the statutory tax rates from 39% to 30%.

The Company conducts operations in Puerto Rico and certain countries throughout the Caribbean and Latin America. As a result, the income tax benefit includes the effect of taxes paid to the Puerto Rico government as well as foreign jurisdictions. The following table presents the segregation of income tax benefit based on location of operations:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Current tax provision (benefit)
Puerto Rico	$4,661	$(9,521)
United States	622	385
Foreign countries	1,627	1,992

Total current tax provision (benefit)	$6,910	$(7,144)

Deferred tax benefit
Puerto Rico	$(65,822)	$(21,479)
United States	(38)	—
Foreign countries	(708)	(604)

Total deferred tax benefit	$(66,568)	$(22,083)

Taxes payable to foreign countries by EVERTEC’s subsidiaries will be paid by such subsidiary and the corresponding liability and expense will be presented in EVERTEC’s consolidated financial statements.

As of December 31, 2012, the Company has reported $8.3 million of unremitted earnings for foreign subsidiaries in the consolidated statement of income and comprehensive income. The Company had not recognized a deferred tax liability on undistributed earnings for our foreign subsidiaries, because these earnings are intended to be permanently reinvested. The amount of the unrecognized deferred tax liability depends on judgment required to analyze the withholding tax due, the applicable tax law and factual circumstances in effect at the time of any such distributions, therefore, we believe it is not practicable at this time to reliably determine the amount of unrecognized deferred tax liability related to the Company’s undistributed earnings. If circumstances change and it becomes apparent that some or all of the undistributed earnings of a subsidiary will be remitted in the next twelve months and income taxes have not been recognized by the parent entity, the parent entity shall accrue as an expense of the current period income taxes attributable to that remittance.

On October 19, 2012, EVERTEC, LLC was granted with an additional tax exemption under the Tax Incentive Act No. 73 of 2008. Under this grant, EVERTEC, LLC will benefit from a preferential income tax rate on industrial development income, as well as from tax exemptions with respect to its municipal and property tax obligations for certain activities derived from its data processing operations in Puerto Rico. The grant has a term of 15 years effective as of January 1, 2012 with respect to income tax obligations and January 1, 2013 with respect to municipal and property tax obligations.

The grant establishes a base taxable income amount with respect to EVERTEC, LLC’s industrial development income, which amount will continue to be subject to the ordinary income tax rate under existing law. Applicable taxable income in excess of the established base taxable income amount will be subject to a preferential rate of 4%. The base taxable income amount will be ratably reduced to zero by the fourth taxable year at which point all of EVERTEC, LLC’s applicable industrial development income will be taxed at the preferential rate of 4% for the remaining period of the grant. The grant also establishes a 90% exemption on certain real and property taxes and a 60% exemption on municipal taxes, in each case imposed on EVERTEC, LLC. In addition, distributions to stockholders by EVERTEC, Inc. of the industrial development income will not be subject to Puerto Rico tollgate taxes.

The grant contains customary commitments, conditions and representations that EVERTEC, LLC will be required to comply with in order to maintain the grant. The more significant commitments include: (i) maintaining at least 750 employees in EVERTEC, LLC’s Puerto Rico data processing operations during 2012 and at least 700 employees for the remaining years of the grant; and (ii) investing at least $200.0 million in building, machinery, equipment or computer programs to be used in Puerto Rico during the effective term of the grant (to be made in $50.0 million increments over four year capital investment cycles). Failure to meet the requirements could result, among other things, in reductions in the benefits of the grant or revocation of the grant in its entirety, which could result in EVERTEC, Inc. paying additional taxes or other payments relative to what such parties would be required to pay if the full benefits of the grant are available. In addition, the protection from Puerto Rican tollgate taxes on distributions to stockholders may be lost.

On October 11, 2011, the Puerto Rico Government approved a grant under Tax Incentive Law No. 73 of 2008, retroactively to December 1, 2009. Under this grant, activities derived from consulting and data processing services provided outside Puerto Rico are subject to a preferred rate that declines gradually from 7% to 4% by December 1, 2013. After this date, the rate remains at 4% until its expiration in November 1, 2024. For the years ended December 31, 2012 and 2011, income subject to the exemption amounted to $1.5 million and $4.9 million, respectively.

In addition, EVERTEC, LLC has a base tax rate of 7% on income derived from certain development and installation service in excess of a determined income for a 10-year period from January 1, 2008. For the year ended December 31, 2012, the income subject to this exemption amounted to $0.2 million. No income was subject to the exemption for years prior to 2012 since the income covered by the decree did not exceed the determined base income amount.

The following table presents the components of the Company’s deferred tax assets and liabilities:

	December 31,
(Dollar amounts in thousands)	2012	2011
Deferred tax assets
Allowance for doubtful accounts	$307	$540
Net operating loss	7,141	10,444
Unfavorable contract liability	—	211
Other temporary assets	399	909

Total gross deferred tax assets	7,847	12,104

Deferred tax liabilities (“DTL”)
Deferred compensation	$768	$2,915
Difference between the assigned values and the tax basis of assets and liabilities recognized in purchase	28,871	90,766
Debt issue cost	2,353	8,513
Other temporary liabilities	(333)	218

Total gross deferred tax liabilities	31,659	102,412

Deferred tax liability, net	$(23,812)	$(90,308)

Pursuant to the provision of the PR Code, net operating losses can be carried forward for a period of ten taxable years. The net operating loss carried forward outstanding at December 31, 2012 expires in 2020.

Specific tax indemnification obligations were agreed under the Merger Agreement: (i) to the extent EVERTEC has incurred taxes already paid by Popular at or prior to the closing related to the post-closing period, EVERTEC is required to reimburse Popular for these prepaid taxes; and (ii) to the extent EVERTEC has incurred taxes payable after closing related to the pre-closing period, Popular is required to reimburse EVERTEC for such taxes.

The Company recognizes in its financial statements the benefits of tax return positions if it is more likely than not to be sustained on audit based on its technical merits. On a quarterly basis, EVERTEC evaluates its tax positions and revises its estimates accordingly. The Company records accrued interest, if any, to unrecognized tax benefits in income tax expense, while the penalties, if any reported in operating costs and expenses. For the years ended December 31, 2012 and 2011, the Company accrued $0.2 million and $0.3 million for potential payment of interest based on an average 10% interest rate, respectively. As of December 31, 2010, the Company had not accrued any amount for potential payment of penalties and interest. At December 31, 2012 and 2011, EVERTEC had a liability for unrecognized tax benefits of $0.8 million and $1.5 million, respectively, which, if recognized in the future, would impact EVERTEC’s effective tax rate.

The reconciliation of unrecognized tax benefits, including accrued interest, was as follows:

(Dollar amounts in thousands)
Balance as of December 31, 2010	$1,222
Accrued estimated interest	281

Balance as of December 31, 2011	1,503
Foreign currency translation adjustment	7
Reversal of tax uncertainties reserve	(707)
Accrued estimated interest	25

Balance as of December 31, 2012	$828

The income tax benefit differs from the amount computed by applying the Puerto Rico statutory income tax rate to the income before income taxes as a result of the following:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Computed income tax at statutory rates	$5,313	$(1,504)
Benefit of net tax-exempt interest income	(13)	(23)
Benefit of net tax-exempt dividend income	—	(620)
Non taxable loss on settlement of derivative asset	—	420
Tax expense (benefit) due to a change in estimate	320	(2,416)
Adjustment to DTL due to changes in enacted tax rate and tax grant	(66,423)	(23,813)
Effect of net operating losses in effective tax rate	1,012	—
Differences in tax rates due to multiple jurisdictions	720	285
Effect of income subject to tax-exemption grant	(58)	(1,737)
Reversal of tax uncertainties reserve	(707)	—
Fair value adjustment of indemnification assets	340	(288)
Tax expense of CONTADO dividend	—	81
Tax uncertainties reserve	—	250
Other	(162)	138

Income tax benefit	$(59,658)	$(29,227)

As of December 31, 2012, the statute of limitations for all tax years prior to 2007 expired for the Company in Puerto Rico, subsequent years are subject to review by the Puerto Rico Treasury Department. For the subsidiaries in Costa Rica the statute of limitations for all tax years prior to 2009 expired and subsequent years are subject to review by their government authorities.

Net (Loss) Income Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net (Loss) Income Per Common Share

Note 9—Net (Loss) Income Per Common Share

The reconciliation of the numerator and denominator of the (loss) income per common share is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands, except per share data)	2013	2012	2013	2012
Net (loss) income	$(64,935)	$(2,033)	$(59,463)	$1,501

Weighted average common shares outstanding	78,928,780	72,672,852	75,849,551	72,659,463
Weighted average potential dilutive common shares (1)(2)	—	—	—	4,243,747

Weighted average common shares outstanding—assuming dilution	78,928,780	72,672,852	75,849,551	76,903,210

Net (loss) income per common share—basic	$(0.82)	$(0.03)	$(0.78)	$0.02

Net (loss) income per common share—diluted	$(0.82)	$(0.03)	$(0.78)	$0.02

(1)	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
(2)	For the three months ended June 30, 2013 and 2012, 3,818,726 and 3,950,989, respectively, potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect. For the six months ended June 30, 2013, 4,227,114 potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect.

Note 18—Net Income Per Common Share

The reconciliation of the numerator and the denominator of the earnings per common share is as follows:

	Years ended December 31,
(Dollar amounts in thousands, except per share data)	2012	2011
Net income	$77,366	$24,214

Weighted average common shares outstanding	72,707,542	72,543,500
Weighted average potential dilutive common shares (1)	3,649,966	710,298

Weighted average common shares outstanding—assuming dilution	76,367,508	73,253,798

Net income per common share—basic	$1.06	$0.33

Net income per common share—diluted	$1.01	$0.33

Pro forma net income per common share—basic (2)	$0.98

Pro forma net income per common share—diluted (2)	$0.94

(1)	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
(2)	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10—Commitments and Contingencies

Certain lease agreements contain provisions for future rent increases. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is recorded as a deferred rent obligation. Total deferred rent obligation as of June 30, 2013 and December 31, 2012 amounted to $0.3 million and is included within the accounts receivable, net caption in the accompanying unaudited consolidated balance sheets.

Rent expense of office facilities and real estate for the three and six months ended June 30, 2013 amounted to $2.0 million and $4.0 million, respectively, compared to $1.9 million and $3.9 million for the corresponding 2012 periods. Also, rent expense for telecommunications and other equipment for the three and six months ended June 30, 2013 amounted to $1.8 million and $3.5 million, respectively, compared to $1.9 million and $3.7 million for the corresponding 2012 periods.

EVERTEC is a defendant in a number of legal proceedings arising in the ordinary course of business. Based on the opinion of legal counsel and other factors, management believes that the final disposition of these matters will not have a material adverse effect on the business, results of operations or financial condition of the Company. The Company has identified certain claims as a result of which a loss may be incurred, but in the aggregate the loss would be minimal. For other claims, where the proceedings are in an initial phase, the Company is unable to estimate the range of possible loss for such legal proceedings. However, the Company at this time believes that any loss related to these latter claims will not be material.

Note 20—Commitments and Contingencies

The Company leases certain facilities and equipment under operating leases. Most leases contain renewal options for varying periods. Future minimum rental payments on such operating leases at December 31, 2012 are as follows:

(Dollar amounts in thousands)	Unrelated parties	Related party	Minimum future rentals
2013	$806	$3,858	$4,664
2014	636	3,973	4,609
2015	484	1,001	1,485
2016	314	—	314
2017 and thereafter	118	—	118

	$2,358	$8,832	$11,190

Certain lease agreements contain provisions for future rent increases. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is recorded as a deferred rent obligation. Total deferred rent obligation as of December 31, 2012 and 2011 amounted to $0.3 million and $0.5 million, respectively, and is included within the accounts receivable, net caption in the accompanying consolidated balance sheets.

Rent expense of office facilities and real estate for the years ended December 31, 2012 and 2011 amounted to $7.8 million and $7.9 million, respectively. Also, rent expense for telecommunications and other equipment for the years ended December 31, 2012 and 2011 amounted to $7.1 million and $7.7 million, respectively.

In the ordinary course of business, the Company may enter in commercial commitments. As of December 31, 2012, we have an outstanding a letter of credit of $0.7 million with a maturity of less than three months.

EVERTEC is a defendant in a number of legal proceedings arising in the ordinary course of business. Based on the opinion of legal counsel, management believes that the final disposition of these matters will not have a material adverse effect on the business, results of operations or financial condition of the Company. The Company has identified certain claims in which a loss may be incurred, but in the aggregate the loss would be minimal. For other claims, where the proceedings are in an initial phase, the Company is unable to estimate the range of possible loss for such legal proceedings. However, the Company at this time believes that any loss related to these latter claims will not be material.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 11—Related Party Transactions

The following table presents the Company’s transactions with related parties for the three and six months ended June 30, 2013 and 2012:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Total revenues(1)(2)	$42,349	$38,606	$84,004	$75,880

Rent and other fees(3)(4)	$27,212	$2,663	$30,072	$5,822

Interest earned from and charged by affiliate
Interest income	$23	$59	$42	$157

Interest expense(5)	$577	$1,858	$2,471	$3,743

(1)	Total revenues from Popular as a percentage of revenues were 47%, 45%, 47% and 44% for each of the periods presented above.
(2)	Includes revenues generated from investee accounted for under the equity method of $0.8 million and $1.7 million for the three and six months ended June 30, 2013, respectively, and $0.9 million and $1.7 million for the corresponding 2012 periods.
(3)	Includes management fees to equity sponsors amounting to $19.4 million and $20.3 million for the three and six months ended June 30, 2013, respectively, compared to $0.7 million and $2.0 million for the corresponding 2012 periods. Management fees paid during 2013 includes $16.7 million resulting from the termination of the consulting agreements as explained below. Rent and other fees also includes $5.9 million paid to Popular in connection with the redemption premium on the senior notes for the three and six months ended June 30, 2013.
(4)	Includes $4.6 million, $2.7 million, $7.5 million and $5.8 million recorded as selling, general and administrative expenses for each of the periods presented above, and $22.6 million recorded as non-operating expenses for the three and six months ended June 30, 2013 in the unaudited consolidated statement of (loss) income and comprehensive (loss) income.
(5)	Interest expense relates to interest accrued on the senior secured term loan and senior notes held by Popular. As a result of the debt refinancing and the redemption of the senior notes in April 2013, Popular’s participation in such debt was extinguished. See Note 5 for additional information related to the extinguishment of this debt.

On April 17, 2013, EVERTEC entered into a termination agreement with Holdings, EVERTEC Group and Popular and a termination agreement with Holdings, EVERTEC Group and Apollo Management VII, L.P. in connection with the Initial Public Offering (the “Termination Agreements”). The Termination Agreements terminated the consulting agreements (the “Consulting Agreements”), each dated September 30, 2010, entered into by Holdings and EVERTEC Group with each of Popular and Apollo Management, pursuant to which Holdings and EVERTEC Group received certain advisory services from each of Popular and Apollo Management. The Consulting Agreements were terminated in their entirety upon payment of termination fees of approximately $8.5 million to Apollo Management and $8.2 million to Popular, in each case, plus any unreimbursed expenses payable in accordance with the terms of the Termination Agreements.

At June 30, 2013 and December 31, 2012, EVERTEC had the following balances arising from transactions with related parties:

(Dollar amounts in thousands)	June 30, 2013	December 31, 2012
Cash and restricted cash deposits in affiliated bank	$15,547	$19,438

Indemnification assets from Popular reimbursement(1)
Accounts receivable	$2,080	$2,157

Other long-term assets	$2,460	$3,942

Other due/to from affiliate
Accounts receivable	$20,342	$19,252

Accounts payable(2)	$5,481	$3,845

Other long-term liabilities(2)	$520	$2,847

Long-term debt	$—	$90,186

(1)	Recorded in connection with reimbursements from Popular regarding certain software license fees.
(2)	Includes an account payable of $0.2 million and $0.4 million and a long-term liability of $0.5 million and $2.8 million for June 30, 2013 and December 31, 2012, respectively, related to the unvested portion of stock options as a result of the equitable adjustment approved by our Board of Directors on December 18, 2012 that will be payable to executive officers and employees upon vesting of stock options.

At June 30, 2013, EVERTEC Group has a credit facility with Popular for $3.6 million, on behalf of EVERTEC CR, under which a letter of credit of a similar amount was issued.

Note 19—Related Party Transactions

The following table presents the Company’s transactions with related parties for each of the period presented below:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Total revenues(1)(2)	$155,112	$149,670

Selling, general and administrative expenses
Rent and other fees(3)	$11,319	$11,841

Interest earned from and charged by affiliate
Interest income	$222	$627

Interest expense(4)	$7,476	$8,440

Other expenses(5)	$—	$1,700

(1)	As discussed below, all services to Popular, its subsidiaries and affiliates are governed by the Master Services Agreement (“MSA”) under which EVERTEC, LLC has a contract to provide such services for at least 15 years on an exclusive basis for the duration of the agreement on commercial terms consistent with historical pricing practices among the parties. Total revenues from Popular represent 44% and 46% of total revenues for each of the periods presented above.
(2)	Includes revenues generated from investee accounted for under the equity method (CONTADO) of $3.7 million and $2.5 million for the years ended December 31, 2012 and 2011, respectively.
(3)	Includes management fees paid to stockholders amounting to $3.7 million and $3.2 million for the years ended December 31, 2012 and 2011, respectively.
(4)	Interest expense for the years ended December 31, 2012 and 2011 is related to interest accrued related to our senior secured term loan and senior notes held by Popular.
(5)	On December 31, 2011, EVERTEC, LLC entered into a (“Settlement Agreement”) with Popular in order to settle any claims among the parties related to the Closing Statement or the Working Capital True-Up Amount. In accordance with the Settlement Agreement, we made a payment of $1.7 million to Popular.

At December 31, 2012 and 2011, the Company had the following balances arising from transactions with related parties:

	December 31,
(Dollar amounts in thousands)	2012	2011
Cash and restricted cash deposits in affiliated bank	$16,924	$52,613

Indemnification assets from Popular reimbursement(1)
Accounts receivable	$2,157	$2,553

Other long-term assets	$3,942	$5,212

Liability related to contract with Popular(2)
Accounts payable	$—	$703

Other due to/from affiliates
Accounts receivable	$19,587	$16,375

Accounts payable	$6,564	$3,036

Long-term debt	$90,186	$90,186

(1)	Recorded in connection with (a) reimbursement from Popular regarding services the Company provides to certain customers of Popular at preferential prices and (b) reimbursement from Popular regarding certain software license fees. For the years ended December 31, 2012 and 2011, the Company received $6.1 million and $7.1 million, respectively, related to these reimbursements.
(2)	Represents contract liability to provide certain services to a customer of Popular that expired on February 2012.

The balance of cash and restricted cash deposits in an affiliated bank was included within the cash and restricted cash line items in the accompanying consolidated balance sheets. Due from affiliates mainly included the amounts outstanding related to processing and information technology services billed to Popular subsidiaries according to the terms of the MSA. This amount was included in the accounts receivable, net in the consolidated balance sheets.

Upon the Merger, Holdings and the Company entered into a consulting agreement whereby the Company agreed to reimburse Apollo and Popular for certain expenses and an annual management fee of the greater of (i) $2.0 million and (ii) 2% of EVERTEC, LLC EBITDA, in total in exchange for which Holdings and EVERTEC, LLC will receive certain advisory services from Apollo and Popular.

The Company was entitled to receive reimbursements from Popular regarding services the Company provides to certain customers of Popular at a preferential price for a period of approximately 17 months from the closing date of the Merger. As of the Merger date, the Company recorded $5.6 million as an expected reimbursement asset from Popular at fair value related to this subsidy. The Company also recorded an unfavorable contract liability at fair value of $10.1 million related to the contract with one of Popular’s client. During 2012, the service terms related to those clients expired which caused the elimination of related asset and liability from the consolidated balance sheets. Gains and losses related to the reimbursement asset are included within the other expenses caption in the accompanying consolidated statements of income and comprehensive income. See Note 12.

In addition, the Company is entitled to receive reimbursements from Popular regarding certain software license fees if such amounts exceed certain amounts for a period of five years from the closing date of the Merger. As a result of this agreement, the Company recorded approximately $11.2 million as a software reimbursement asset at fair value as of the Merger date. At December 31, 2012 and 2011, the current portion of said asset of $2.2 million for both periods is included within the accounts receivable, net caption and the long-term portion of $3.9 million and $5.2 million, respectively, is included in the other long-term assets caption in the accompanying consolidated balance sheets. Gains and losses related to the asset are included within the other expenses caption in the accompanying consolidated statements of income and comprehensive income. See Note 12.

From time to time, EVERTEC, LLC obtains performance bonds from insurance companies covering the obligations of EVERTEC, LLC under certain contracts. Under the Merger Agreement, Popular is required to, subject to certain exceptions, cause the then outstanding performance bonds to remain outstanding or replace such bonds as needed for five years from the closing date of the Merger. EVERTEC, LLC entered into a reimbursement agreement with Popular to mirror Popular’s obligations. As a result, EVERTEC, LLC is required to reimburse Popular for payment of premiums and related charges and indemnification of Popular for certain losses, in case EVERTEC, LLC fails to perform or otherwise satisfy its obligations covered by such performance bonds.

As of December 31, 2012, EVERTEC CR has a credit facility with Popular for $2.9 million, under which a letter of credit of a similar amount was issued. EVERTEC, LLC entered into a reimbursement agreement with Popular to mirror Popular’s obligations. As a result, EVERTEC, LLC is required to indemnify Popular for losses, in case EVERTEC, LLC fails to honor these letters of credit.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information

Note 12—Segment Information

The Company operates in three business segments: merchant acquiring, payment processing and business solutions.

The merchant acquiring segment consists of revenues from services that allow merchants to accept electronic methods of payment. In the merchant acquiring segment, revenues include a discount fee and membership fees charged to merchants, debit network fees and rental fees from POS devices and other equipment, net of credit card interchange and assessment fees charged by credit cards associations (such as VISA or MasterCard) or payment networks. The discount fee is generally a percentage of the transaction value. We also charge merchants for other services that are unrelated to the number of transactions or the transaction value.

The payment processing segment revenues are comprised of revenues related to providing access to the ATH network and other card networks to financial institutions, including related services such as authorization, processing, management and recording of ATM and POS transactions, and ATM management and monitoring. Payment processing revenues also include revenues from card processing services (such as credit and debit card processing, authorization and settlement and fraud monitoring and control to debit or credit issuers), payment processing services (such as payment and billing products for merchants, businesses and financial institutions) and electronic benefit transfer (“EBT”) (which principally consist of services to the government of Puerto Rico for the delivery of benefits to participants).

For ATH network and processing services, revenues are primarily driven by the number of transactions processed. Revenues are derived primarily from network fees, transaction switching and processing fees, and the leasing POS devices. For card issuer processing, revenues are primarily dependent upon the number of cardholder accounts on file, transactions and authorizations processed, the number of cards embossed and other processing services. For EBT services, revenues are primarily derived from the number of beneficiaries on file.

The business solutions segment consist of revenues from a full suite of business process management solutions in various product areas such as core bank processing, network hosting and management, IT professional services, business process outsourcing, item processing, cash processing, and fulfillment. Core bank processing and network services revenues are derived in part from a recurrent fee and from fees based on the number of accounts on file (i.e. savings or checking accounts, loans, etc) or computer resources utilized. Revenues from other processing services within the business solutions segment are generally volume-based and depend on factors such as the number of accounts processed. In addition, we are a reseller of hardware and software products and these resale transactions are generally one-time transactions.

The Company’s business segments are organized based on the nature of products and services. The Chief Operating Decision Maker (“CODM”) reviews their separate financial information to assess performance and to allocate resources.

Management evaluates the operating results of each of its reportable segments based upon revenues and operating income. Segment asset disclosure is not used by the CODM as a measure of segment performance since the segment evaluation is driven by earnings. As such, segment assets are not disclosed in the notes to the accompanying unaudited consolidated financial statements.

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Three months ended June 30, 2013
Revenues	18,165	30,603	46,725	(6,318	)(1)	89,175
Income from operations	8,161	11,719	8,784	(11,726	)(2)	16,938
Three months ended June 30, 2012
Revenues	17,028	29,019	43,541	(5,216	)(1)	84,372
Income from operations	7,970	12,756	8,870	(11,362	)(2)	18,234

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Six months ended June 30, 2013
Revenues	35,624	59,826	92,493	(11,429	)(1)	176,514
Income from operations	17,395	25,270	19,318	(24,646	)(2)	37,337
Six months ended June 30, 2012
Revenues	34,689	57,248	85,469	(10,546	)(1)	166,860
Income from operations	16,511	25,065	17,950	(23,454	)(2)	36,072

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

The reconciliation of income from operations to consolidated net income for the three and six months ended June 30, 2013 and 2012 is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Segment income from operations
Merchant acquiring	$8,161	$7,970	$17,395	$16,511
Payment processing	11,719	12,756	25,270	25,065
Business solutions	8,784	8,870	19,318	17,950

Total segment income from operations	28,664	29,596	61,983	59,526
Merger related depreciation and amortization and other unallocated expenses(1)	(11,726)	(11,362)	(24,646)	(23,454)

Income from operations	$16,938	$18,234	$37,337	$36,072

Interest expense, net	(9,698)	(13,177)	(24,918)	(24,231)
Earnings of equity method investment	348	509	625	575
Other expenses	(77,535)	(8,397)	(77,468)	(10,657)
Income tax benefit (expense)	5,012	798	4,961	(258)

Net (loss) income	$(64,935)	$(2,033)	$(59,463)	$1,501

(1)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

Note 21—Segment Information

The Company operates in three business segments: merchant acquiring, payment processing and business solutions.

The merchant acquiring segment consists of revenues from services that allow merchants to accept electronic methods of payment. In the merchant acquiring segment, revenues include a discount fee and membership fees charged to merchants, debit network fees and rental income from point-of-sale (“POS”) devices and other equipment, net of credit card interchange and assessment fees charged by credit cards associations (such as VISA or MasterCard) or payment networks. The discount fee is generally a percentage of the transaction value. We also charge merchants for other services that are unrelated to the number of transactions or the transaction value.

The payment processing segment revenues are comprised of revenues related to providing access to the ATH network and other card networks to financial institutions, including related services such as authorization, processing, management and recording of ATM and POS transactions, and ATM management and monitoring. Payment processing revenues also include revenues from card processing services (such as credit and debit card processing, authorization and settlement and fraud monitoring and control to debit or credit issuers), payment processing services (such as payment and billing products for merchants, businesses and financial institutions) and electronic benefit transfer (“EBT”) (which principally consist of services to the Puerto Rico government for the delivery of government benefits to participants).

For ATH network and processing services, revenues are primarily driven by the number of transactions processed. Revenues are derived primarily from network fees, transaction switching and processing fees, and the selling and leasing POS devices. For card issuer processing, revenues are primarily dependent upon the number of cardholder accounts on file, transactions and authorizations processed, the number of cards embossed and other processing services. For EBT services, revenues are primarily derived from the number of beneficiaries on file.

In September 2012, the Company renamed the transaction processing segment to payment processing segment. The change of name does not constitute a change in the segment composition.

The business solutions segment consist of revenues from a full suite of business process management solutions in various product areas such as core bank processing, network hosting and management, IT professional services, business process outsourcing, item processing, cash processing, and fulfillment. Core bank processing and network services revenues are derived in part from a recurrent fee and from fees based on the number of accounts on file (i.e. savings or checking accounts, loans, etc) or computer resources utilized. Revenues from other processing services within the business solutions segment are generally volume-based and depend on factors such as the number of accounts processed.

The Company’s business segments are organized based on the nature of products and services. The Chief Operating Decision Maker (“CODM”) reviews their separate financial information to assess performance and to allocate resources.

Management evaluates the operating results of each of its reportable segments based upon revenues and operating income. Segment asset disclosure is not used by the CODM as a measure of segment performance since the segment evaluation is driven by earnings. As such, segment assets are not disclosed in the notes to the accompanying consolidated and combined financial statements.

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Year ended December 31, 2012
Revenues	$69,591	$116,019	$177,292	$(21,218	)(1)	$341,684
Income from operations	33,836	53,682	39,845	(47,717	)(2)	79,646
Year ended December 31, 2011
Revenues	61,997	105,184	173,434	(19,493	)(1)	321,122
Income from operations	30,258	45,031	36,690	(49,464	)(2)	62,515

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

The reconciliation of income from operations to consolidated net income is as follows:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Segment income from operations
Merchant acquiring	$33,836	$30,258
Payment processing	53,682	45,031
Business solutions	39,845	36,690

Total segment income from operations	127,363	111,979
Merger related depreciation and amortization and other unallocated expenses(1)	(47,717)	(49,464)

Income from operations	$79,646	$62,515

Interest expense, net	(54,011)	(50,160)
Earnings of equity method investment	564	833
Other expenses	(8,491)	(18,201)
Income tax benefit	59,658	29,227

Net income	$77,366	$24,214

(1)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

The geographic segment information below is classified based on the geographic location of the Company’s subsidiaries:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Revenues(1)
Puerto Rico	$294,479	$281,392
Caribbean	16,280	13,051
Latin America	30,925	26,679

Total revenues	$341,684	$321,122

(1)	Revenues are based on subsidiaries’ country of domicile.

Major customers

For the years ended December 31, 2012 and 2011, the Company had one major customer which accounted for approximately $151.4 million or 44% and $147.1 million or 46%, respectively, of total revenues. See Note 19.

Our next largest customer, the Government of Puerto Rico, consolidating all individual agencies and public corporations, represented 9% and 11% of our total revenues for the years ended December 31, 2012 and 2011, respectively.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 13—Subsequent Events

The Company evaluated subsequent events through the date that these unaudited consolidated financial statements were issued. There were no subsequent events requiring disclosure other than those disclosed below.

Quarterly Dividend. On August 7, 2013, the Board of Directors of EVERTEC approved a regular quarterly cash dividend of $0.10 per common share. The first quarterly dividend is payable on September 6, 2013 to stockholders of record at the close of business on August 19, 2013.

Grant of Restricted Stock Units. On August 7, 2013, EVERTEC granted to two of its directors restricted stock units with a grant date value of $75,000, in accordance with the Company’s independent director compensation policy.

Note 22—Subsequent Events

The Company evaluated subsequent events through the date that these audited financial statements were issued. There were no additional subsequent events requiring disclosure, other than the disclosure below.

Sense. On January 1, 2013, Sense Software International Corp. and EVERTEC Group entered into a Plan of Liquidation and Dissolution (the “Plan”). As a result of this Plan, Sense’s assets and liabilities were transferred to EVERTEC Group.

Cash	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash

Note 3—Cash

At December 31, 2012 and 2011, the Company’s cash amounted to $25.6 million and $56.2 million, respectively, which is deposited in interest bearing deposit accounts within financial institutions. Cash deposited in an affiliate financial institution amounted to $12.0 million and $50.5 million as of December 31, 2012 and 2011, respectively.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable, Net

Note 4—Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Trade	$61,585	$45,868
Due from affiliates, net	18,027	15,591
Other	(7)	346
Less: allowance for doubtful accounts	(984)	(875)

Accounts receivable, net	$78,621	$60,930

Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Prepaid Expenses and Other Assets

Note 5—Prepaid Expenses and Other Assets

Prepaid expenses and other assets consisted of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Taxes other than income	$2,204	$2,543
Software licenses and maintenance contracts	7,751	5,967
Prepaid income taxes	5,685	9,732
Postage	754	709
Insurance	1,017	1,104
Deferred project costs	338	647
Other	1,596	824

Prepaid expenses and other assets	$19,345	$21,526

Investment in Equity Investee	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Investment in Equity Investee

Note 6—Investment in Equity Investee

CONTADO is the largest merchant acquirer and ATM network in the Dominican Republic. The Company uses the equity method of accounting to account for its equity interest in CONTADO. As a result of CONTADO’s 19.99% equity interest acquisition in 2011, the Company preliminarily calculated an excess cost of the investment in CONTADO over the amount of underlying equity in net assets of approximately $9.0 million, which was mainly attributed to customer relationships, trademark and goodwill intangibles. The Company’s excess basis allocated to amortizable assets is recognized on a straight-line basis over the lives of the appropriate intangibles. Amortization expense for the years ended December 31, 2012 and 2011 amounted to approximately $0.4 million and $0.3 million, respectively, was recorded as earnings of equity method investments in the consolidated statements of income and comprehensive income. The Company recognized $0.6 million and $0.8 million as equity in CONTADO’s net income, net of amortization, in the consolidated statements of income and comprehensive income for the years ended December 31, 2012 and 2011, respectively. For the years ended December 31, 2012 and 2011, the Company received $1.6 million and $1.5 million, respectively in dividends from CONTADO.

CONTADO fiscal year ends December 31 and is reported in the consolidated statements of income and comprehensive income for the period subsequent to the acquisition date on a one month lag. No significant event occurred in these operations subsequent to November 30, 2012 that would have materially affected our reported results.

The following tables summarize the financial information of CONTADO:

	December 31,
(Dollar amounts in thousands)	2012	2011
Balance Sheet
Current assets	$28,278	$33,249
Noncurrent assets	24,945	26,888
Current liabilities	34,929	41,549
Noncurrent liabilities	3,720	20

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Statement of Income
Total revenues	$40,567	$36,556
Income from operations	9,515	7,210
Net income	4,637	8,261

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

Note 8—Goodwill

The changes in the carrying amount of goodwill, allocated by reportable segments, were as follows (See Note 21):

(Dollar amounts in thousands)	Merchant acquiring	Payment processing	Business solutions	Total
Balance at December 31, 2010	$138,121	$187,294	$47,169	$372,584
Foreign currency translation adjustments	—	(824)	(48)	(872)

Balance at December 31, 2011	138,121	186,470	47,121	371,712
Foreign currency translation adjustments	—	558	37	595

Balance at December 31, 2012	$138,121	$187,028	$47,158	$372,307

Goodwill is tested for impairment at least annually. This year the Company used the “qualitative assessment” option or “step zero” process for this annual test. Using this process, the Company first assesses whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount.

During the third quarter of 2012, the Company conducted a qualitative assessment of each reporting unit’s fair value as of August 31, 2012. As a starting point, the Company considered the results for our 2011 impairment test, which indicated that the fair value of each reporting unit was in excess of 25% of its carrying amount. The Company also considered financial projections, current market conditions, and any changes in the carrying amount of the reporting units. Based on the results of this qualitative assessment, the Company believes the fair value of goodwill of each of the Company’s reporting units continue to exceed their respective carrying amounts and concluded that it was not necessary to conduct the two-step goodwill impairment test. No impairment losses for the period were recognized.

Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Note 9—Other Intangible Assets

The carrying amount of other intangibles for the years ended December 31, 2012 and 2011 consisted of the following:

(Dollar amounts in thousands)		December 31, 2012
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,726	$(50,769)	$262,957
Trademark	10 - 15	39,950	(7,794)	32,156
Software packages	3 - 5	110,478	(50,479)	59,999
Non-compete agreement	15	56,539	(8,481)	48,058

Total other intangible assets, net		$520,693	$(117,523)	$403,170

(Dollar amounts in thousands)		December 31, 2011
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,543	$(28,372)	$285,171
Trademark	10 - 15	39,950	(4,330)	35,620
Software packages	3 - 5	106,865	(30,569)	76,296
Non-compete agreement	15	56,539	(4,712)	51,827

Total other intangible assets, net		$516,897	$(67,983)	$448,914

The estimated amortization expenses of balances outstanding at December 31, 2012 for the next five years are as follows:

(Dollar amounts in thousands)
Year ended December 31,
2013	$54,153
2014	48,624
2015	43,336
2016	39,512
2017	32,198

Amortization expense related to intangibles was $55.1 million and $54.6 million for the years ended December 31, 2012 and 2011, respectively. Amortization expense related to software costs was $25.4 million and $24.7 million for the years ended December 31, 2012 and 2011, respectively.

Other Long-Term Assets	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Other Long-Term Assets

Note 10—Other Long-Term Assets

As of December 31, 2012, other long-term assets included $17.0 million related to deferred debt-issuance costs, $3.9 million related to the long-term portion of certain indemnification asset (See Note 19) and $3.6 million related to the long-term portion of certain software and maintenance contracts.

As of December 31, 2011, other long-term assets included $17.7 million of debt issuance costs and $5.2 million related to the long-term portion of certain indemnification asset (See Note 19).

Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity

Note 13—Equity

The Company is authorized to issue up to 103,000,000 shares of common stock $0.01 par value per share, including 99,000,000 shares of Class A common stock and 4,000,000 shares of Class B non-voting common stock. At December 31, 2012 and 2011, the Company had 72,776,864 and 72,628,332 shares outstanding of Class A common stock and Class B non-voting common stock, respectively. The Company is also authorized to issue 1,000,000 shares of preferred stock, $0.01 par value per share. As of December 31, 2012, no shares of preferred stock have been issued.

On December 18, 2012, the Company’s board of directors declared a special dividend of approximately $53.4 million to its stockholders. The Company recorded excess over accumulated earnings of the cash distribution amounting to $52.4 million as a return of capital reducing additional paid in capital caption in the consolidated balance sheets.

On May 9, 2012, the Company used the net proceeds from the incremental term loan and the New Notes (as described Note 11), together with cash on hand, to pay a special cash dividend of $269.8 to its stockholders. The Company recorded the excess over accumulated earnings of the cash distribution amounting to $260.2 million as a return of capital reducing additional paid in capital caption in the consolidated balance sheets.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Employee Benefit Plan

Note 15—Employee Benefit Plan

Employee savings and investment plan

EVERTEC, Inc. Puerto Rico Savings and Investment plan was established (“the EVERTEC Savings Plan”), a defined contribution savings plan qualified under section 1165(e) of the Puerto Rico Internal Revenue Code. Investments in the plan are participant directed, and employer matching contributions are determined based on specific provisions of the EVERTEC Savings Plan. Employees are fully vested in the employer’s contributions after five years of service. For the year ended December 31, 2012 and 2011, the costs incurred under the plan amounted to approximately $0.6 million for both periods.

Total Other Expenses	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Total Other Expenses

Note 16—Total Other Expenses

For the year ended December 31, 2012, other expenses primarily comprised of $8.8 million associated with the issuance of additional debt and $2.2 million of personnel separation charges, partially offset by $1.3 related to a gain in foreign exchange transactions of Latin America operations.

For the year ended December 31, 2011, other expenses includes $14.5 million related to a one-time separation charge of the Voluntary Retirement Program (“VRP”) offered by the Company to all employees who were at least 50 years of age and with a minimum of 15 years of service by December 31, 2011, $2.2 million relating to the refinancing of our senior secured credit facilities, $1.2 million related to a gain in foreign exchange transactions of Latin America operations and a non-recurring and non-cash loss of $1.2 million from the settlement of the derivatives related to our acquisition of a 19.99% equity interest in CONTADO from Popular.

For the years ended December 31, 2012 and 2011, other expenses also includes a gain of $1.0 million and a loss of $0.3 million, respectively, related to the fair value adjustment of certain indemnification assets, software reimbursements and derivative assets only in 2011 (see Note 12).

Schedule I	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I

Schedule I

EVERTEC, Inc.

Condensed Financial Statements

Parent Company Only

Condensed Balance Sheets

	December 31,
(Dollar amounts in thousands)	2012	2011
Assets
Current assets:
Cash	$557	$2,677
Prepaid expenses and other assets	6,378	—
Deferred tax asset	1,396	8,294

Total current assets	8,331	10,971
Investment in subsidiaries, at equity	133,325	353,055
Long-term deferred tax asset	—	2,150
Other long-term assets	2,847	—

Total assets	$144,503	$366,176

Liabilities and stockholders’ equity
Current liabilities:
Accrued liabilities	$1,414	$—

Total current liabilities	1,414	—
Long-term deferred tax liability, net	17,787	—
Other long-term liabilities	2,847	—

Total liabilities	22,048	—

Stockholders’ equity:
Common stock	728	726
Additional paid-in capital	52,155	363,130
Accumulated earnings	70,414	3,638
Accumulated other comprehensive loss, net of tax of $0 and $13	(842)	(1,318)

Total stockholders’ equity	122,455	366,176

Total liabilities and stockholders’ equity	$144,503	$366,176

Condensed Statements of Income and Comprehensive Income

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Non-operating income (expenses)
Equity in earnings of subsidiaries	$95,382	$28,004
Interest income	5	37
Other expenses	(374)	—

Total non-operating income (expenses)	95,013	28,041
Income before income taxes	95,013	28,041
Income tax expense	17,646	3,827

Net income	77,367	24,214
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	476	(1,176)

Total comprehensive income	$77,843	$23,038

Condensed Statements of Cash Flows

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Cash flows from operating activities	$317,389	$36

Cash flows from financing activities
Dividends paid	(319,959)	—
Issuance of common stock	450	2,641

Net cash (used in) provided by financing activities	(319,509)	2,641

Net (decrease) increase in cash	(2,120)	2,677
Cash at beginning of the period	2,677	—

Cash at end of the period	$557	$2,677

Supplemental disclosure of non-cash activities:
Transfer of prepaid income taxes from subsidiary	$6,719	$—
Liability related to unvested portion of stock options as a result of equitable adjustment (Note 14)	3,151	—

On December 18, 2012, the parent company received a cash distribution from Holdings of approximately $50.3 million and used the proceeds of such distribution to pay a dividend to its stockholders and to pay an equitable adjustment to holders of vested options. The Board approved an equitable adjustment to stock options payable in form of a one-time cash bonus to holders of vested options and in the case of unvested options will be paid as the options vest.

On May 9, 2012, the parent company received a cash distribution from Holdings of approximately $269.8 million and used the proceeds of such distribution to pay a dividend to its stockholders. The Board approved an equitable adjustment to stock options in order to reduce the exercise price of the outstanding stock options.

The Company and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
The Company

The Company

EVERTEC, Inc. (formerly known as Carib Latam Holdings, Inc.) and its subsidiaries (collectively the “Company,” “EVERTEC,” “we,” “us,” or “our”) is the leading full-service transaction processing business in Latin America and the Caribbean. We are based in Puerto Rico and provide a broad range of merchant acquiring, payment processing and business process management services across 19 countries in the region. We process over 1.8 billion transactions annually, and manage the electronic payment network for over 4,100 automated teller machines (“ATM”) and over 104,000 point-of-sale (“POS”) payment terminals. According to the July 2012 Nilson Report, we are the largest merchant acquirer in the Caribbean and Central America and the sixth largest in Latin America based on total number of transactions. We own and operate the ATH network, one of the leading ATM and personal identification number debit networks in Latin America. In addition, we provide a comprehensive suite of services for core bank processing, cash processing and technology outsourcing in the regions we serve. We serve a broad and diversified customer base of leading financial institutions, merchants, corporations and government agencies with ‘mission critical’ technology solutions that are essential to their operations, enabling them to issue, process and accept transactions securely, and we believe that our business is well positioned to continue to expand across the fast growing Latin American region.

Our subsidiaries include EVERTEC Intermediate Holdings, LLC (“Holdings,” formerly known as Carib Holdings, Inc.), EVERTEC Group, LLC (“EVERTEC Group”), EVERTEC Dominicana SAS., EVERTEC Panamá, S.A., EVERTEC Latinoamérica, S.A., EVERTEC Costa Rica, S.A. (“EVERTEC CR”), Tarjetas Inteligentes Internacionales, S.A., EVERTEC Guatemala, S.A. and EVERTEC México Servicios de Procesamiento, S.A. de C.V.

The Company

EVERTEC, Inc. (formerly known as Carib Latam Holdings, Inc.) and its subsidiaries (collectively the “Company,” “EVERTEC,” “we,” “us,” or “our”) is the leading full-service transaction processing business in Latin America and the Caribbean. We are based in Puerto Rico and provide a broad range of merchant acquiring, payment processing and business process management services across 19 countries in the region. We are the largest merchant acquirer in the Caribbean and Central America and the sixth largest in Latin America on total number of transactions. We own and operate the ATH network, one of the leading automated teller machine (“ATM”) and personal identification number debit networks and financial services brands in Latin America. In addition, we provide a comprehensive suite of services for core bank processing, cash processing and technology outsourcing in the regions we serve. We serve a broad and diversified customer base of leading financial institutions, merchants, corporations and government agencies with ‘mission critical’ technology solutions. Our subsidiaries and affiliates include EVERTEC Intermediate Holdings, LLC (“Holdings,” formerly known as Carib Holdings, Inc.), EVERTEC Group, LLC (“EVERTEC, LLC”), Sense Software International Corp. (“Sense”), EVERTEC Dominicana SAS., EVERTEC Latinoamérica, S.A., EVERTEC Costa Rica, S.A. (“EVERTEC CR”), EVERTEC Finance Corp. (“EVERTEC Finance”), Tarjetas Inteligentes Internacionales, S.A. and EVERTEC Guatemala, S.A. (f/k/a T.I.I. Smart Solutions, S.A.), among other indirect subsidiaries.

In November 2012, T.I.I. Smart Solutions, Inc., a British Virgin Islands corporation, and direct parent company of Tarjetas Inteligentes Internacionales, S.A. and TII Smart Solutions, S. A., was merged to EVERTEC Group. As a result of this merger, EVERTEC Group is now direct parent company of Tarjetas Inteligentes Internacionales, S.A. and owner of a 50% of TII Smart Solutions, S. A. Tarjetas Inteligentes Internacionales, S.A. is the owner of the additional 50% of TII Smart Solutions, S.A.

In September 2012, EVERTEC, LLC amended its Certificate of Formation to change its name to EVERTEC Group, LLC. On April 13, 2012, EVERTEC, Inc. was formed in order to act as the new parent company of Holdings and its subsidiaries, including EVERTEC, LLC. On April 17, 2012, Holdings was converted from a Puerto Rico corporation to a Puerto Rico limited liability company. Concurrently, EVERTEC, LLC was also converted from a Puerto Rico corporation to a Puerto Rico limited liability company (the “Conversion”) for the purpose of improving its consolidated tax efficiency of EVERTEC, LLC and its subsidiaries by taking advantage of recent changes to the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), that permit limited liability companies to be treated as partnerships that are pass-through entities for Puerto Rico tax purposes. In addition, in connection with the Conversion, EVERTEC, LLC formed a new wholly owned subsidiary, EVERTEC Finance, a corporation organized under the laws of the Commonwealth of Puerto Rico, to act as co-issuer of the 11% senior notes due 2018.

On April 1, 2013 EVERTEC’s Board of Directors declared a two for one stock split of our outstanding Class A and Class B common stock. Accordingly, all shares of outstanding common stock or restricted stock, or shares of common stock underlying outstanding options, and all per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect this stock split. The certificate of amendment to certificate of incorporation, which became effective on April 1, 2013, authorizes EVERTEC to issue 206,000,000 shares of common stock and 2,000,000 shares of preferred stock.

Initial Public Offering

Initial Public Offering

On April 17, 2013, the Company completed its initial public offering (“Initial Public Offering”) of 28,789,943 shares of common stock at a price to the public of $20.00 per share. A total of 6,250,000 shares were offered by the Company and a total of 22,539,943 shares were offered by selling stockholders of the Company, of which 13,739,284 shares were sold by an affiliate of Apollo Global Management, LLC (“Apollo”) and 8,800,659 shares were sold by Popular. The Company used net proceeds of approximately $117.4 million from its sale of shares in the Initial Public Offering and proceeds from borrowings under the 2013 Credit Agreement (as defined in Note 5), together with available cash on hand, to redeem its senior notes (as defined in Note 5) and to refinance its previous senior secured credit facilities.

Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements include the accounts of EVERTEC, Inc. and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of the accompanying unaudited consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements. Actual results could differ from these estimates.

In the opinion of management, the accompanying unaudited consolidated financial statements, prepared in accordance with GAAP, contain all adjustments, all of which are normal and recurring in nature, necessary for a fair presentation. Certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from the unaudited consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). As these unaudited consolidated financial statements are prepared using the same accounting principles and policies used to prepare the annual financial statements, they should be read in conjunction with the audited consolidated financial statements for the fiscal year ended December 31, 2012, included in the Company’s Registration Statement on Form S-1 (File No. 333-186487) (as amended, the “Registration Statement”), which was declared effective by the SEC on April 11, 2013. The results of operations for the three and six months ended June 30, 2013 are not necessarily indicative of the results of operations for the full year or any future period.

On April 1, 2013, EVERTEC’s Board of Directors declared a two for one stock split of our outstanding Class A and Class B common stock. Accordingly, all shares of outstanding common stock or restricted stock, or shares of common stock underlying outstanding options, and all per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect this stock split, except for the par value of the common stock, which was not adjusted by the stock split and the impact was recorded as additional paid-in capital. Under the certificate of incorporation, as amended by the certificate of amendment, which became effective on April 1, 2013, EVERTEC’s authorized capital consists of 206,000,000 shares of common stock and 2,000,000 shares of preferred stock.

The Consolidated Balance Sheet as of December 31, 2012 was derived from the audited consolidated financial statements for the fiscal year ended December 31, 2012 included in the Registration Statement.

Certain reclassifications have been made to certain prior period notes to the unaudited consolidated financial statements to conform with the presentation in 2013.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts and operations of the Company, which are presented in accordance with GAAP. The Company consolidates all entities that are controlled by ownership of a majority voting interest. All significant intercompany accounts and transactions are eliminated in the consolidated financial statements.

Share-based Compensation

Share-based Compensation

Management uses the fair value method of recording stock-based compensation as described in the guidance for stock compensation in ASC topic 718. The fair value of the stock options granted during 2011 and 2012 was estimated using the Black-Scholes-Merton (“BSM”) option pricing model for Tranche A options granted under the EVERTEC, Inc. Amended and Restated 2010 Equity Incentive Plan (the “Equity Incentive Plan”) and the Monte Carlo simulation analysis for Tranche B and Tranche C options.

Upon option exercise, participants may elect to “net share settle”. Rather than requiring the participant to deliver cash to satisfy the exercise price and statutory minimum tax withholdings, the Company withholds a sufficient number of shares to cover these amounts and delivers the net shares to the participant. The Company recognizes the associated tax withholding obligation as a reduction of additional paid-in capital.

As compensation expense is recognized, a deferred tax asset is established. At the time stock options are exercised, a current tax deduction arises based on the value at the time of exercise. This deduction may exceed the associated deferred tax asset, resulting in a “windfall tax benefit”. The windfall is recognized in the unaudited consolidated balance sheet as an increase to additional paid-in capital, and is included in the unaudited consolidated statement of cash flows as a financing inflow.

Share-based Compensation

On September 30, 2010, EVERTEC, Inc.’s board of directors adopted the Carib Holdings, Inc. 2010 Equity Incentive Plan (the “Equity Incentive Plan”) to grant stock options, rights to purchase shares, restricted stock units and other stock-based rights to employees, directors, consultants and advisors of the Company. The Company expenses employee stock-based payments under the fair value method. Accounting Standards Codification (“ASC”) 718, Compensation-Stock Compensation, which requires compensation cost for the fair value of stock-based payment at the date they are granted to be recognized over the requisite service period. The Company estimates the fair value of stock-based awards, on a contemporaneous basis, at the date they are granted using the Black-Sholes-Merton option pricing model Tranche A options (subject to service conditions) and the Monte Carlo simulation analysis for Tranche B and Tranche C options (subject to certain performance conditions) using the following assumptions: (1) stock price; (2) risk-free rate; (3) expected volatility; (4) expected annual dividend yield and (5) expected term. The risk-free rate is based on the U.S. Constant Maturities Treasury Interest Rate as of the grant date. The expected volatility is based on a combination of historical volatility and implied volatility from publicly traded companies in our industry. The expected annual dividend yield is based on management’s expectations of future dividends as of the grant date. The expected term is based on the vesting time of the options.

The fair value of the common stock underlying our awards is determined by EVERTEC, Inc.’s board of directors using an internal valuation. EVERTEC, Inc.’s board of directors intended all grants to be exercisable at a price per share be equal to the per share fair value of our common stock on the date of the grant. In the absence of a public trading market, we estimate the fair value of our common stock based on the financial performance of the Company measured using the adjusted EBITDA, calculated using the most recent quarterly information, and an acquisition multiple that Company believes is representative of the implied market value for the Company.

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

Basic net income (loss) per common share is determined by dividing net income (loss) by the weighted-average number of common shares outstanding during the period.

Diluted net income (loss) per common share assumes the issuance of all potentially dilutive share equivalents using the treasury stock method.

Basis of Presentation

Basis of Presentation

In the opinion of management, the accompanying consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), contain all adjustments, all of which are normal and recurring in nature, necessary for a fair presentation.

Certain prior period balances have been reclassified to conform to the current presentation format which did not have any impact on net income.

A summary of the most significant accounting policies used in preparing the accompanying consolidated and combined financial statements is as follows:

Use of Estimates

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Revenue recognition

Revenue recognition

The Company’s revenue recognition policy follows the guidance from Accounting Standards Codification (“ASC”) 605-25, “Revenue Recognition—Multiple-Element Arrangements” and Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements,” which provides guidance on the recognition, presentation, and disclosure of revenue in financial statements. The Company recognizes revenue when the following four criteria are met: (i) evidence of an agreement exists, (ii) delivery and acceptance has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collection of the selling price is reasonably assured.

For multiple deliverable arrangements, the Company evaluates each arrangement to determine if the elements or deliverables within the arrangement represent separate units of accounting pursuant to ASC 605-25. If the deliverables are determined to be separate units of accounting, revenues are recognized as units of accounting are delivered and the revenue recognition criteria are met. If the deliverables are not determined to be separate units of accounting, revenues for the delivered services are combined into one unit of accounting and recognized (i) over the life of the arrangement if all services are consistently delivered over such term, or if otherwise, (ii) at the time that all services and deliverables have been delivered. The selling price for each deliverable is based on vendor specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or management best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged when the same element is sold separately and bifurcate or allocate the arrangement consideration to each of the deliverables based on the relative selling price of each unit of accounting.

The Company has two main categories of revenues according to the type of transactions it enter into with its customers: (a) transaction-based fees and (b) fixed fees and time and material.

Transaction-based fees

The Company provides services that generate transaction-based fees. Typically transaction-based fees depend on factors such as number of accounts or transactions processed. These factors typically consist of a fee per transaction or item processed, a percentage of dollar volume processed or a fee per account on file, or some combination thereof. Revenues derived from transaction-based fee contracts are recognized when the underlying transactions are processed, which constitutes delivery of service.

Revenues from business contracts in the Merchant Acquiring segment are primarily comprised of discount fees charged to the merchants based on the sales amount of transactions processed. Revenues include a discount fee and membership fees charged to merchants and debit network fees as well as POS rental fees. Pursuant to the guidance from ASC 605-45-45, “Revenue Recognition – Principal Agent Considerations,” the Company records merchant acquiring revenues net of interchange and assessments charged by the credit and debit card network associations and recognize such revenues at the time of the sale (when a transaction is processed).

Payment processing revenues are comprised of revenues related to providing access to the ATH network and other card networks to financial institutions, and related services. Payment processing revenues also include revenues from card issuer processing services (such as credit and debit card processing, authorization and settlement, and fraud monitoring and control to debit or credit card issuers), payment processing services (such as payment and billing products for merchants, businesses and financial institutions) and EBT (which principally consists of services to the Puerto Rico government for the delivery of government benefits to participants). Revenues in the Payment Processing segment are primarily comprised of fees per transaction processed or per account on file, or a combination of both, and are recognized at the time transactions are processed or on a monthly basis for accounts on file.

Transaction-based fee revenues within the Business Solutions segment consist of revenues from business process management solutions including core bank processing, business process outsourcing, item and cash processing, and fulfillment. Transaction-based fee revenues generated by the Company’s core bank processing services are derived from fees based on various factors such as the number of accounts on file (e.g., savings or checking accounts, loans, etc.), and the number of transactions processed or registered users (e.g., for online banking services). For services dependent on the number of transactions processed, revenues are recognized as the underlying transactions are processed. For services dependent on the number of users or accounts on file, revenues are recognized on a monthly basis based on the number of accounts on file each month. Item and cash processing revenues are based upon the number of items (e.g., checks) processed and revenues are recognized when the underlying item is processed. Fulfillment services include technical and operational resources for producing and distributing print documents such as statements, bills, checks and benefits summaries.

Fulfillment revenues are based upon the number of pages for printing services and the number of envelopes processed for mailing services. Revenues are recognized as services are delivered based on a fee per page printed or envelope mailed, as applicable.

Fixed fees and time and material

Also the Company provides services that generate a fixed fee per month or fees based on time and expenses incurred. These services are mostly provided in the Company’s Business Solutions segment. Revenues are generated from core bank solutions, network hosting and management and IT consulting services.

In core bank solutions, the Company mostly provides access to applications and services such as back-up or recovery, hosting and maintenance that enable a bank to operate the related hosted services accessing the Company’s IT infrastructure. These contracts generally contain multiple elements or deliverables which are evaluated by the Company and revenues are recognized according to the applicable guidance. Revenues are derived from fixed fees charged for the use of hosted services and are recognized on a monthly basis as delivered. Set-up fees are billed to the customer when the service is rendered; however, they are deferred and recognized as revenues over the term of the arrangement or the expected period of the customer relationship, whichever is longer, as set-up services rarely provide value to the customer on a stand-alone basis and are interrelated with the service to be provided under the contract.

In network hosting and management, the Company provides hosting services for network infrastructure at the Company’s facilities, automated monitoring services, maintenance of call centers, and interactive voice response solutions, among other related services. Revenues are primarily derived from monthly fees as services are delivered. Set-up fees are billed up-font to the customer when the set-up service is rendered; however, they are deferred and recognized as revenues over the term of the arrangement or the expected period of the customer relationship, whichever is longer, as set-up services rarely provide value to the customer on a stand-alone basis and are interrelated with the service to be provided under the contract. There are some arrangements under this line of service category that may contain undelivered elements. In such cases, the undelivered elements are evaluated and recognized when the services are delivered or at the time that all deliverables under the contract have been delivered.

IT consulting services primarily consist of time billings based upon the number of hours dedicated to each client. Revenues from time billings are recognized as services are delivered.

The Company also charges members of the ATH network an annual membership fee; however, these fees are deferred and recognized as revenues on a straight-line basis over the year and recorded in the Payment Processing segment. In addition, occasionally the Company acts as a reseller of hardware and software products and revenues from these resale transactions are recognized when such product is delivered and accepted by the client.

Service level arrangements

The Company’s service contracts may include service level arrangements (“SLA”) generally allowing the customer to receive a credit for part of the service fee when the Company has not provided the agreed level of services. The SLA performance obligation is committed on a monthly basis, thus SLA performance is monitored and assessed for compliance with arrangements on a monthly basis, including determination and accounting for its economic impact, if any.

Investment in Equity Investee

Investment in Equity Investee

The Company accounts for investments using the equity method of accounting if the investment provides the Company the ability to exercise significant influence, but not control, over an investee. Significant influence is generally deemed to exist if the Company has an ownership interest in the voting stock of an investor of between 20 percent and 50 percent, although other factors are considered in determining whether the equity method of accounting is appropriate. Under this method, the investment, originally recorded at cost, is adjusted to recognize the Company’s share of net income or losses as they occur. The Company’s share of investee earnings or losses is recorded, net of taxes, within earnings in equity method investment caption in the consolidated statements of income and comprehensive income. The Company’s consolidated revenues include fees for services provided to an investee accounted under the equity method. Additionally, the Company’s interest in the net asset of its equity method investee is reflected in the consolidated balance sheets. On the acquisition of the investment any difference between the cost of the investment and the amount of the underlying equity in net assets of an investee is required to be accounted as if the investee were a consolidated subsidiary. If the difference is assigned to depreciable or amortizable assets or liabilities, then the difference should be amortized or accreted in connection with the equity earnings based on the Company’s proportionate share of the investee’s net income or loss. If the investor is unable to relate the difference to specific accounts of the investee, the difference should be considered to be goodwill.

The Company considers whether the fair values of its equity method investment have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If the Company considered any such decline to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the investee’s industry), then the Company would record a write-down to estimated fair value.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method and expensed over their estimated useful lives. Amortization of leasehold improvements is computed over the terms of the respective leases, including renewal options considered by management to be reasonably assured of being exercised, or the estimated useful lives of the improvements, whichever is shorter. Costs of maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred.

Impairment on Long-lived Asset

Impairment on Long-lived Asset

Long-lived assets to be held and used, and long-lived assets to be disposed of, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Capitalization of Software

Capitalization of Software

EVERTEC, LLC develops software that is used in providing processing services to customers. Capitalized software includes purchased software and internally-developed software and is recognized as software packages within the other intangible assets line item in the consolidated balance sheets. Capitalization of internally developed software occurs only after the preliminary project stage is complete and management’s estimation that the likehood of successful development and implementation reaches a provable level. Tasks that are generally capitalized are as follows: (a) system design of a chosen path including software configuration and software interfaces; (b) employee costs directly associated with the internal-use computer software project; (c) software development (coding) and software and system testing and verification; (d) system installation; and (e) enhancements that add function and are considered permanent. These tasks are capitalized and amortized using the straight line method over its estimated useful life, which range from three to five years and is included in depreciation and amortization in the consolidated statements of income and comprehensive income.

The Company capitalizes interest costs incurred in the development of software. The amount of interest capitalized is an allocation of the interest cost incurred during the period required to substantially complete the asset. The interest rate for capitalization purposes is based on a weighted average rate on the Company’s outstanding borrowing. For the years ended December 31, 2012 and 2011, interest cost capitalized amounted to approximately $0.4 million in both periods.

Software and Maintenance Contracts

Software and Maintenance Contracts

Software and maintenance contracts are recorded at cost. Amortization of software and maintenance contracts is computed using the straight-line method and expensed over their estimated useful lives which range from one to five years and are recognized in cost of revenues in the consolidated statements of income and comprehensive income.

Software and maintenance contracts are recognized as prepaid expenses and other assets or within other long-term assets depending on their remaining useful lives.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price and related costs over the value assigned to net assets acquired. Goodwill is not amortized, but is tested for impairment at least annually. Last year, the goodwill impairment test used was a two-step process at each reporting unit level. The first step used to identify potential impairment, compared the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeded its carrying amount, goodwill of the reporting unit was not considered impaired and the second step of the impairment test was unnecessary. If needed, the second step consisted of comparing the implied fair value of the reporting unit with the carrying amount of that goodwill.

In 2012, the Company used a “qualitative assessment” option or “step zero” for the goodwill impairment test for all of its reporting units. With this process, the Company first assesses whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount. If the answer is no, then the fair value of the reporting unit does not need to be measured, and step one and step two are bypassed. In assessing the fair value of a reporting unit, which is based on the nature of the business and reporting unit’s current and expected financial performance, the Company uses a combination of factors such as general macroeconomic conditions, industry and market conditions, overall financial performance and the entity and reporting unit specific events.

For the years ended December 31, 2012 and 2011, no impairment losses associated with goodwill were recognized.

Other identifiable intangible assets with a definitive useful life are amortized using the straight-line method. These intangibles are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. For the years ended December 31, 2012 and 2011, no impairment losses associated with other intangible assets subject to amortization were recognized.

Other identifiable intangible assets with a definitive useful life acquired in connection with the merger transaction (the “Merger”) on September 30, 2010, through which EVERTEC Group became a wholly-owned subsidiary of Holdings, which in turn is a subsidiary of EVERTEC, Inc. with affiliates of Apollo and Popular owning approximately 51% and 49%, respectively, of the outstanding voting capital stock of EVERTEC, Inc., include customer relationship, trademark, software packages and non-compete agreement. Customer relationship was valued using the excess earnings method under the income approach. Trademark was valued using the relief-from-royalty method under the income approach. Software packages, which include capitalized software development costs, were recorded at cost. Non-compete agreement was valued based on the estimated impact that theoretical competition would have on revenues and expenses.

Indemnification Assets

Indemnification Assets

Indemnification assets represent the Company’s estimates of payments from Popular related to expected losses on services provided to certain common customers of the Company and Popular, and for certain incremental software and license costs expected to be incurred by the Company (see Note 19) during the five years following the Merger date. Indemnification assets are recorded at the fair value of the expected cash flows. The indemnification asset decreases by the payments received from Popular and is subsequently adjusted to reflect the asset at fair value. The fair value adjustment, if any, is included in current period earnings. As of December 31, 2012 and 2011, the Company’s indemnification related to the software amounted to $6.1 million and $7.1 million, respectively. The current portion of the indemnification assets is included within accounts receivable, net and the other long-term portion is included within other long-term assets in the accompanying consolidated balance sheets. During 2012, the agreement for reimbursement of expected costs with Popular expired. Therefore, no fair value was recorded as of December 31, 2012. As of December 31, 2011, the fair value of indemnification asset related to the reimbursements for services provided to the common customers amounted to $0.4 million. For the years ended December 31, 2012 and 2011, the Company recorded a gain amounting to $1.0 million and a loss of $0.8 million, respectively, related to the reimbursements for services provided to the common customers and a gain of $33,000 and $0.5 million, respectively, related to the software.

Derivatives

Derivatives

Derivatives are recognized on the balance sheet at fair value and are designated as either fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded net of taxes in accumulated other comprehensive loss and subsequently reclassified to net income in the same period(s) that the hedged transaction impacts earnings. The ineffective portions of cash flow hedges are immediately recognized in current earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings. The Company did not have any derivatives outstanding as of December 31, 2012 and 2011.

Income Tax

Income Tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income and comprehensive income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. A deferred tax valuation allowance is established if it is considered more likely than not that all or a portion of the deferred tax asset will not be realized.

All companies within EVERTEC are legal entities which file separate income tax returns.

Cash		Cash Cash includes cash on hand and in banks.
Restricted Cash

Restricted Cash

Restricted cash represents cash received on deposits from participating institutions of the ATH network that has been segregated for the development of the ATH brand. Also, restricted cash includes certain cash collected from the Ticketpop business and a reserve account for payment and transaction processing services to merchants. The restrictions of these accounts are based on contractual provisions entered into with third parties. This cash is maintained in separate accounts at a financial institution in Puerto Rico.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided for based on the estimated uncollectible amounts of the related receivables. The estimate is primarily based on a review of the current status of specific accounts receivable. Receivables are considered past due if full payment is not received by the contractual date. Past due accounts are generally written off against the allowance for doubtful accounts only after all collection attempts have been exhausted.

Foreign Currency Translation

Foreign Currency Translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars using prevailing rates of exchange at the end of the period. Revenues, expenses, gains and losses are translated using weighted average rates for the period. The resulting foreign currency translation adjustment from operations for which the functional currency is other than the U.S. dollar is reported in accumulated other comprehensive loss, except for highly inflationary environments for which the effects are included in the statement of income and comprehensive income. Gains and losses on transactions denominated in currencies other than the functional currencies are included in determining net income for the period in which exchange rates change.

JOBS Act

JOBS Act

We qualifies as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”), which was signed into law on April 5, 2012. As an “emerging growth company” under the JOBS Act, EVERTEC is permitted to, and intends to, rely on exemptions from certain reporting and disclosure requirements. Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act of 1933, as amended, for complying with new or revised accounting standards until those standards would otherwise apply to private companies. However, we has chosen to “opt out” of such extended transition period, and as a result, we will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies. The decision to opt out of the extended transition period is irrevocable.

Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment, Net

Property and equipment, net consists of the following:

(Dollar amounts in thousands)	Useful life in years	June 30, 2013	December 31, 2012
Buildings	30	$1,732	$2,096
Data processing equipment	3 - 5	60,883	59,901
Furniture and equipment	3 - 20	6,651	6,183
Leasehold improvements	5 - 10	2,430	2,380

		71,696	70,560
Less - accumulated depreciation and amortization		(40,200)	(35,331)

Depreciable assets, net		31,496	35,229
Land		1,535	1,508

Property and equipment, net		$33,031	$36,737

Property and equipment, net consisted of the following:

	Useful life in years	December 31,
(Dollar amounts in thousands)		2012	2011
Buildings	30	$2,096	$2,091
Data processing equipment	3 - 5	59,901	45,346
Furniture and equipment	3 - 20	6,183	5,912
Leasehold improvements	5 - 10	2,380	1,147

		70,560	54,496
Less—accumulated depreciation and amortization		(35,331)	(19,316)

Depreciable assets, net		35,229	35,180
Land		1,508	1,505

Property and equipment, net		$36,737	$36,685

Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill Allocated by Reportable Segments

The changes in the carrying amount of goodwill, allocated by reportable segments, were as follows (See Note 12):

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Total
Balance at December 31, 2012	$138,121	$187,028	$47,158	$372,307
Foreign currency translation adjustments	—	734	257	991

Balance at June 30, 2013	$138,121	$187,762	$47,415	$373,298

The changes in the carrying amount of goodwill, allocated by reportable segments, were as follows (See Note 21):

(Dollar amounts in thousands)	Merchant acquiring	Payment processing	Business solutions	Total
Balance at December 31, 2010	$138,121	$187,294	$47,169	$372,584
Foreign currency translation adjustments	—	(824)	(48)	(872)

Balance at December 31, 2011	138,121	186,470	47,121	371,712
Foreign currency translation adjustments	—	558	37	595

Balance at December 31, 2012	$138,121	$187,028	$47,158	$372,307

Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Carrying Amount of Other Intangible Assets

The carrying amount of other intangible assets for the six months ended June 30, 2013 and the year ended December 31, 2012 consisted of the following:

		June 30, 2013
(Dollar amounts in thousands)	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$314,093	$(61,975)	$252,118
Trademark	10 - 15	39,950	(9,526)	30,424
Software packages	3 - 5	118,438	(62,779)	55,659
Non-compete agreement	15	56,539	(10,365)	46,174

Other intangible assets, net		$529,020	$(144,645)	$384,375

		December 31, 2012
(Dollar amounts in thousands)	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,726	$(50,769)	$262,957
Trademark	10 - 15	39,950	(7,794)	32,156
Software packages	3 - 5	110,478	(50,479)	59,999
Non-compete agreement	15	56,539	(8,481)	48,058

Other intangible assets, net		$520,693	$(117,523)	$403,170

The carrying amount of other intangibles for the years ended December 31, 2012 and 2011 consisted of the following:

(Dollar amounts in thousands)		December 31, 2012
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,726	$(50,769)	$262,957
Trademark	10 - 15	39,950	(7,794)	32,156
Software packages	3 - 5	110,478	(50,479)	59,999
Non-compete agreement	15	56,539	(8,481)	48,058

Total other intangible assets, net		$520,693	$(117,523)	$403,170

(Dollar amounts in thousands)		December 31, 2011
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,543	$(28,372)	$285,171
Trademark	10 - 15	39,950	(4,330)	35,620
Software packages	3 - 5	106,865	(30,569)	76,296
Non-compete agreement	15	56,539	(4,712)	51,827

Total other intangible assets, net		$516,897	$(67,983)	$448,914

Estimated Amortization Expenses

The estimated amortization expense of the balances outstanding at June 30, 2013 for the next five years is as follows:

(Dollar amounts in thousands)
Remaining 2013	$26,531
2014	48,776
2015	44,430
2016	34,685
2017	31,344
2018	29,691

The estimated amortization expenses of balances outstanding at December 31, 2012 for the next five years are as follows:

(Dollar amounts in thousands)
Year ended December 31,
2013	$54,153
2014	48,624
2015	43,336
2016	39,512
2017	32,198

Debt and Short-Term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Total Debt

Total debt as of June 30, 2013 and December 31, 2012 was as follows:

(Dollar amounts in thousands)	June 30, 2013	December 31, 2012
Senior Secured Credit Facility (Term A) due on April 17, 2018 paying interest at a variable interest rate (London InterBank Offered Rate (“LIBOR”) plus applicable margin(1))	$299,609	$—
Senior Secured Credit Facility (Term B) due on April 17, 2020 paying interest at a variable interest rate (LIBOR plus applicable margin(2))	394,129	—
Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus applicable margin(3))	—	484,414
Senior Secured Revolving Credit Facility paying interest at a variable interest rate	—	14,000
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum	—	252,347
Other short-term borrowing	8,663	12,995

Total debt	$702,401	$763,756

(1)	Applicable margin of 2.50% at June 30, 2013.
(2)	Subject to a minimum rate (“LIBOR floor”) of 0.75% plus applicable margin of 2.75% at June 30, 2013.
(3)	Subject to a minimum rate (“LIBOR floor”) of 1.50% plus applicable margin of 4.00% at December 31, 2012.

Total debt consists of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Senior Secured Credit Facility due in September 2016 paying interest at a variable interest rate (London InterBank Offered Rate (“LIBOR”) plus margin(1) )	$484,414	$313,333
Senior Secured Revolving Credit Facility paying interest at a variable interest rate	14,000	—
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum	252,347	210,500
Other short-term borrowing	12,995	—

Total debt	$763,756	$523,833

(1)	Subject to a minimum rate (“LIBOR floor”) of 1.50% at December 31, 2012 and 2011.

Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements for Assets at Fair Value on Recurring Basis

The following table summarizes fair value measurements by level at June 30, 2013 and December 31, 2012 for assets measured at fair value on a recurring basis:

(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total
June 30, 2013
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$4,540	$4,540

December 31, 2012
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$6,099	$6,099

The following table summarizes fair value measurements by level at December 31, 2012 and 2011, for assets measured at fair value on a recurring basis:

	December 31, 2012				December 31, 2011
(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$6,099	$6,099	$—	$—	$7,113	$7,113
Expected reimbursement	—	—	—	—	—	—	351	351

Carrying Value and Estimated Fair Values for Financial Instruments

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at June 30, 2013 and December 31, 2012:

	June 30, 2013		December 31, 2012
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Indemnification assets:
Software cost reimbursement	$4,540	$4,540	$6,099	$6,099

Financial liabilities:
New senior secured term loans	$693,738	$694,900	$—	$—
Senior secured term loan	—	—	484,414	497,498
Senior notes	—	—	252,347	275,550

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Indemnification assets
Software cost reimbursement	$6,099	$6,099	$7,113	$7,113
Expected reimbursements	—	—	351	351
Financial liabilities:
Senior secured term loan	$484,414	$497,498	$313,333	$317,979
Senior notes	252,347	275,550	210,500	213,921

Summary of Change in Fair Value of Level Three Assets

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Indemnification assets:
Beginning balance	$5,558	$6,580	$6,099	$7,464
Payments received	(1,021)	(419)	(1,578)	(1,128)
Unrealized gain (loss) recognized in other expenses	3	(41)	19	(216)

Ending balance	$4,540	$6,120	$4,540	$6,120

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

(Dollar amounts in thousands)	Indemnification Assets	Derivative Assets
Balance—December 31, 2010	$14,836	$4,960
Payments received	(7,080)	—
Unrealized loss recognized in other expenses	(292)	—
Net settlement of derivative	—	(3,561)
Realized loss on derivative	—	(1,399)

Balance—December 31, 2011	$7,464	$—

Payments received	(2,331)	—
Unrealized gain recognized in other expenses	966	—

Balance—December 31, 2012	$6,099	$—

Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Non Vested Stock Option Activity

The following table summarizes the nonvested stock options activity for the six months ended June 30, 2013:

Nonvested stock options	Shares	Weighted-average exercise prices
Nonvested at December 31, 2012	4,571,258	$2.16
Vested	(3,436,392)	2.11

Nonvested at June 30, 2013	1,134,866	$2.30

The following table summarizes the nonvested stock options activity for the years ended December 31, 2012 and 2011:

Nonvested stock options	Shares	Weighted-average exercise prices(2)
Nonvested at December 31, 2010	—	$—
Granted(1)	5,739,140	1.30
Vested(3)(4)	(326,574)	1.30
Forfeitures	(350,592)	1.30

Nonvested at December 31, 2011	5,061,974	$1.30
Granted	1,020,000	4.95
Vested(3)(4)	(279,750)	1.30
Forfeitures	(1,230,966)	1.30

Nonvested at December 31, 2012	4,571,258	$2.16

(1)	Includes 100,000 of stock options that were not granted under the Equity Incentive Plan, but are subject to certain terms of the Equity Incentive Plan.
(2)	Exercise price was retroactively adjusted to reflect the equitable adjustment of $3.71 per share as discussed below.
(3)	Amount of options exercisable as of December 31, 2012 and 2011, respectively. The weighted average remaining contractual term of these options is 7.85 years and 8.75 years as of December 31, 2012 and 2011, respectively.
(4)	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $1.6 million and $1.2 million, respectively.

Nonvested Restricted Shares Activity

The following table summarizes the nonvested restricted shares activity for the six months ended June 30, 2013:

Nonvested restricted shares	Shares	Weighted-average grant date fair value
Nonvested at December 31, 2012	115,420	$5.90
Vested	(115,420)	5.90

Nonvested at June 30, 2013	—	$—

The following table summarizes the nonvested restricted shares activity for the years ended December 31, 2012 and 2011:

Nonvested restricted shares	Shares	Weighted-average grant date fair value
Nonvested at December 31, 2010	—	$—
Granted	160,000	5.00
Vested(1)	(33,884)	5.00

Nonvested at December 31, 2011	126,116	5.00
Granted	29,292	8.54
Vested(1)	(86,128)	5.00

Nonvested at December 31, 2012	69,280	$6.50

(1)	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $0.2 million and $0.1 million, respectively.

Share-Based Compensation Recognized

Share-based compensation recognized was as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Share-based compensation recognized, net
Stock options, net of income tax of $488, $40, $500 and $87	$5,062	$134	$5,212	$291
Restricted shares, net of income tax of $11, $49, $26 and $80	90	163	271	266

Share-based compensation recognized was as follows:

	Year ended December 31,
(Dollar amounts in thousands)	2012	2011
Share-based compensation recognized, net
Stock options, net of income tax expense of $62 and $214	$595	$714
Restricted shares, net of income tax expense of $47 and $51	609	170

Assumptions used to Estimate Fair Value of Stock Option Granted

The fair value of the stock options granted during 2011 and 2012 was estimated using the Black-Scholes-Merton (“BSM”) option pricing model for Tranche A options granted under the Equity Incentive Plan and the Monte Carlo simulation analysis for Tranche B and Tranche C options, with the following assumptions:

	Years ended December 31,
	2012	2011
	Stock options granted under the Stock Incentive Plan	Stock options granted under the Stock Incentive Plan	Stock options not granted under the Stock Incentive Plan
Stock Price(1)	$5.19 per share	$1.30 per share	$1.30 per share
Risk-free rate	0.59%	2.14%	2.06%
Expected volatility	31.12%	35.00%	35.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected term	3.87 years	4.60 years	4.49 years

(1)	As discussed above, on May 9, 2012 an equitable adjustment to stock options was approved with caused a reduction of $3.71 per share of the exercise price of the outstanding options. Accordingly, the stock price presented above reflects this equitable adjustment for both periods as applicable.

Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

The components of income tax (benefit) expense for the three and six months ended June 30, 2013 and 2012 consisted of the following:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Current tax provision	$1,005	$3,452	$1,290	$5,470
Deferred tax benefit	(6,017)	(4,250)	(6,251)	(5,212)

Income tax (benefit) expense	$(5,012)	$(798)	$(4,961)	$258

The components of income tax benefit consisted of the following:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Current tax provision (benefit)	$6,910	$(7,144)
Deferred tax benefit	(66,568)	(22,083)

Income tax benefit	$(59,658)	$(29,227)

Segregation Income Tax Expense (Benefit) Based on Location of Operations
The following table presents the components of income tax expense (benefit) for the three and six months ended June 30, 2013 and 2012 and its segregation based on location of operations:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Current tax provision
Puerto Rico	$(122)	$3,040	$256	$4,950
United States	210	159	429	343
Foreign countries	917	253	605	177

Total current tax provision	$1,005	$3,452	$1,290	$5,470

Deferred tax benefit
Puerto Rico	$(5,880)	$(4,096)	$(5,956)	$(4,905)
United States	—	—	(2)	—
Foreign countries	(137)	(154)	(293)	(307)

Total deferred tax benefit	$(6,017)	$(4,250)	$(6,251)	$(5,212)

The following table presents the segregation of income tax benefit based on location of operations:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Current tax provision (benefit)
Puerto Rico	$4,661	$(9,521)
United States	622	385
Foreign countries	1,627	1,992

Total current tax provision (benefit)	$6,910	$(7,144)

Deferred tax benefit
Puerto Rico	$(65,822)	$(21,479)
United States	(38)	—
Foreign countries	(708)	(604)

Total deferred tax benefit	$(66,568)	$(22,083)

Income Tax Expense (benefit) Differs from Computed Income Tax at Statutory Rates

The income tax (benefit) expense differs from the amount computed by applying the Puerto Rico statutory income tax rate to the income before income taxes as a result of the following:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Computed income tax at statutory rates	$(26,782)	$(851)	$(25,125)	$526
Benefit of net tax-exempt interest income	(53)	(2)	(94)	(4)
Adjustment to deferred taxes due to changes in enacted tax rate	1,441	—	1,441	—
Differences in tax rates due to multiple jurisdictions	102	99	282	251
Effect of income subject to tax-exemption grant	19,983	(479)	18,982	(605)
Reversal of tax uncertainties reserve	—	—	(846)	(640)
Fair value adjustment of indemnification assets	—	62	—	364
Effect of net operating losses in foreign entities	(57)	278	—	278
Other	354	95	399	88

Income tax (benefit) expense	$(5,012)	$(798)	$(4,961)	$258

The income tax benefit differs from the amount computed by applying the Puerto Rico statutory income tax rate to the income before income taxes as a result of the following:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Computed income tax at statutory rates	$5,313	$(1,504)
Benefit of net tax-exempt interest income	(13)	(23)
Benefit of net tax-exempt dividend income	—	(620)
Non taxable loss on settlement of derivative asset	—	420
Tax expense (benefit) due to a change in estimate	320	(2,416)
Adjustment to DTL due to changes in enacted tax rate and tax grant	(66,423)	(23,813)
Effect of net operating losses in effective tax rate	1,012	—
Differences in tax rates due to multiple jurisdictions	720	285
Effect of income subject to tax-exemption grant	(58)	(1,737)
Reversal of tax uncertainties reserve	(707)	—
Fair value adjustment of indemnification assets	340	(288)
Tax expense of CONTADO dividend	—	81
Tax uncertainties reserve	—	250
Other	(162)	138

Income tax benefit	$(59,658)	$(29,227)

Components of Deferred Tax Assets and Liabilities

The following table presents the components of the Company’s deferred tax assets and liabilities:

	December 31,
(Dollar amounts in thousands)	2012	2011
Deferred tax assets
Allowance for doubtful accounts	$307	$540
Net operating loss	7,141	10,444
Unfavorable contract liability	—	211
Other temporary assets	399	909

Total gross deferred tax assets	7,847	12,104

Deferred tax liabilities (“DTL”)
Deferred compensation	$768	$2,915
Difference between the assigned values and the tax basis of assets and liabilities recognized in purchase	28,871	90,766
Debt issue cost	2,353	8,513
Other temporary liabilities	(333)	218

Total gross deferred tax liabilities	31,659	102,412

Deferred tax liability, net	$(23,812)	$(90,308)

Reconciliation of Unrecognized Tax Benefits, Including Accrued Interest

The reconciliation of unrecognized tax benefits, including accrued interest, was as follows:

(Dollar amounts in thousands)
Balance as of December 31, 2010	$1,222
Accrued estimated interest	281

Balance as of December 31, 2011	1,503
Foreign currency translation adjustment	7
Reversal of tax uncertainties reserve	(707)
Accrued estimated interest	25

Balance as of December 31, 2012	$828

Net (Loss) Income Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator of Earning Per Common Share

The reconciliation of the numerator and denominator of the (loss) income per common share is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands, except per share data)	2013	2012	2013	2012
Net (loss) income	$(64,935)	$(2,033)	$(59,463)	$1,501

Weighted average common shares outstanding	78,928,780	72,672,852	75,849,551	72,659,463
Weighted average potential dilutive common shares (1)(2)	—	—	—	4,243,747

Weighted average common shares outstanding—assuming dilution	78,928,780	72,672,852	75,849,551	76,903,210

Net (loss) income per common share—basic	$(0.82)	$(0.03)	$(0.78)	$0.02

Net (loss) income per common share—diluted	$(0.82)	$(0.03)	$(0.78)	$0.02

(1)	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
(2)	For the three months ended June 30, 2013 and 2012, 3,818,726 and 3,950,989, respectively, potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect. For the six months ended June 30, 2013, 4,227,114 potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect.

The reconciliation of the numerator and the denominator of the earnings per common share is as follows:

	Years ended December 31,
(Dollar amounts in thousands, except per share data)	2012	2011
Net income	$77,366	$24,214

Weighted average common shares outstanding	72,707,542	72,543,500
Weighted average potential dilutive common shares (1)	3,649,966	710,298

Weighted average common shares outstanding—assuming dilution	76,367,508	73,253,798

Net income per common share—basic	$1.06	$0.33

Net income per common share—diluted	$1.01	$0.33

Pro forma net income per common share—basic (2)	$0.98

Pro forma net income per common share—diluted (2)	$0.94

(1)	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
(2)	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.

Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with Related Parties

The following table presents the Company’s transactions with related parties for the three and six months ended June 30, 2013 and 2012:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Total revenues (1)(2)	$42,349	$38,606	$84,004	$75,880

Rent and other fees(3)(4)	$27,212	$2,663	$30,072	$5,822

Interest earned from and charged by affiliate
Interest income	$23	$59	$42	$157

Interest expense(5)	$577	$1,858	$2,471	$3,743

(1)	Total revenues from Popular as a percentage of revenues were 47%, 45%, 47% and 44% for each of the periods presented above.
(2)

Includes revenues generated from investee accounted for under the equity method of $0.8 million and $1.7 million for the three and six months ended June 30, 2013, respectively, and $0.9 million and $1.7 million for the corresponding 2012 periods.

(3)

Includes management fees to equity sponsors amounting to $19.4 million and $20.3 million for the three and six months ended June 30, 2013, respectively, compared to $0.7 million and $2.0 million for the corresponding 2012 periods. Management fees paid during 2013 includes $16.7 million resulting from the termination of the consulting agreements as explained below. Rent and other fees also includes $5.9 million paid to Popular in connection with the redemption premium on the senior notes for the three and six months ended June 30, 2013.

(4)

Includes $4.6 million, $2.7 million, $7.5 million and $5.8 million recorded as selling, general and administrative expenses for each of the periods presented above, and $22.6 million recorded as non-operating expenses for the three and six months ended June 30, 2013 in the unaudited consolidated statement of (loss) income and comprehensive (loss) income.

(5)

Interest expense relates to interest accrued on the senior secured term loan and senior notes held by Popular. As a result of the debt refinancing and the redemption of the senior notes in April 2013, Popular’s participation in such debt was extinguished. See Note 5 for additional information related to the extinguishment of this debt.

The following table presents the Company’s transactions with related parties for each of the period presented below:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Total revenues(1)(2)	$155,112	$149,670

Selling, general and administrative expenses
Rent and other fees(3)	$11,319	$11,841

Interest earned from and charged by affiliate
Interest income	$222	$627

Interest expense(4)	$7,476	$8,440

Other expenses(5)	$—	$1,700

(1)	As discussed below, all services to Popular, its subsidiaries and affiliates are governed by the Master Services Agreement (“MSA”) under which EVERTEC, LLC has a contract to provide such services for at least 15 years on an exclusive basis for the duration of the agreement on commercial terms consistent with historical pricing practices among the parties. Total revenues from Popular represent 44% and 46% of total revenues for each of the periods presented above.
(2)	Includes revenues generated from investee accounted for under the equity method (CONTADO) of $3.7 million and $2.5 million for the years ended December 31, 2012 and 2011, respectively.
(3)	Includes management fees paid to stockholders amounting to $3.7 million and $3.2 million for the years ended December 31, 2012 and 2011, respectively.
(4)	Interest expense for the years ended December 31, 2012 and 2011 is related to interest accrued related to our senior secured term loan and senior notes held by Popular.
(5)	On December 31, 2011, EVERTEC, LLC entered into a (“Settlement Agreement”) with Popular in order to settle any claims among the parties related to the Closing Statement or the Working Capital True-Up Amount. In accordance with the Settlement Agreement, we made a payment of $1.7 million to Popular.

Related Party Transactions

At June 30, 2013 and December 31, 2012, EVERTEC had the following balances arising from transactions with related parties:

(Dollar amounts in thousands)	June 30, 2013	December 31, 2012
Cash and restricted cash deposits in affiliated bank	$15,547	$19,438

Indemnification assets from Popular reimbursement(1)
Accounts receivable	$2,080	$2,157

Other long-term assets	$2,460	$3,942

Other due/to from affiliate
Accounts receivable	$20,342	$19,252

Accounts payable(2)	$5,481	$3,845

Other long-term liabilities(2)	$520	$2,847

Long-term debt	$—	$90,186

(1)	Recorded in connection with reimbursements from Popular regarding certain software license fees.
(2)

Includes an account payable of $0.2 million and $0.4 million and a long-term liability of $0.5 million and $2.8 million for June 30, 2013 and December 31, 2012, respectively, related to the unvested portion of stock options as a result of the equitable adjustment approved by our Board of Directors on December 18, 2012 that will be payable to executive officers and employees upon vesting of stock options.

At December 31, 2012 and 2011, the Company had the following balances arising from transactions with related parties:

	December 31,
(Dollar amounts in thousands)	2012	2011
Cash and restricted cash deposits in affiliated bank	$16,924	$52,613

Indemnification assets from Popular reimbursement(1)
Accounts receivable	$2,157	$2,553

Other long-term assets	$3,942	$5,212

Liability related to contract with Popular(2)
Accounts payable	$—	$703

Other due to/from affiliates
Accounts receivable	$19,587	$16,375

Accounts payable	$6,564	$3,036

Long-term debt	$90,186	$90,186

(1)	Recorded in connection with (a) reimbursement from Popular regarding services the Company provides to certain customers of Popular at preferential prices and (b) reimbursement from Popular regarding certain software license fees. For the years ended December 31, 2012 and 2011, the Company received $6.1 million and $7.1 million, respectively, related to these reimbursements.
(2)	Represents contract liability to provide certain services to a customer of Popular that expired on February 2012.

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Information about Operations by Business Segments

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Three months ended June 30, 2013
Revenues	18,165	30,603	46,725	(6,318	)(1)	89,175
Income from operations	8,161	11,719	8,784	(11,726	)(2)	16,938
Three months ended June 30, 2012
Revenues	17,028	29,019	43,541	(5,216	)(1)	84,372
Income from operations	7,970	12,756	8,870	(11,362	)(2)	18,234

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Six months ended June 30, 2013
Revenues	35,624	59,826	92,493	(11,429	)(1)	176,514
Income from operations	17,395	25,270	19,318	(24,646	)(2)	37,337
Six months ended June 30, 2012
Revenues	34,689	57,248	85,469	(10,546	)(1)	166,860
Income from operations	16,511	25,065	17,950	(23,454	)(2)	36,072

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Year ended December 31, 2012
Revenues	$69,591	$116,019	$177,292	$(21,218	)(1)	$341,684
Income from operations	33,836	53,682	39,845	(47,717	)(2)	79,646
Year ended December 31, 2011
Revenues	61,997	105,184	173,434	(19,493	)(1)	321,122
Income from operations	30,258	45,031	36,690	(49,464	)(2)	62,515

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

Reconciliation of Income from Operations to Consolidated and Combined Net Income

The reconciliation of income from operations to consolidated net income for the three and six months ended June 30, 2013 and 2012 is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Segment income from operations
Merchant acquiring	$8,161	$7,970	$17,395	$16,511
Payment processing	11,719	12,756	25,270	25,065
Business solutions	8,784	8,870	19,318	17,950

Total segment income from operations	28,664	29,596	61,983	59,526
Merger related depreciation and amortization and other unallocated expenses(1)	(11,726)	(11,362)	(24,646)	(23,454)

Income from operations	$16,938	$18,234	$37,337	$36,072

Interest expense, net	(9,698)	(13,177)	(24,918)	(24,231)
Earnings of equity method investment	348	509	625	575
Other expenses	(77,535)	(8,397)	(77,468)	(10,657)
Income tax benefit (expense)	5,012	798	4,961	(258)

Net (loss) income	$(64,935)	$(2,033)	$(59,463)	$1,501

(1)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

The reconciliation of income from operations to consolidated net income is as follows:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Segment income from operations
Merchant acquiring	$33,836	$30,258
Payment processing	53,682	45,031
Business solutions	39,845	36,690

Total segment income from operations	127,363	111,979
Merger related depreciation and amortization and other unallocated expenses(1)	(47,717)	(49,464)

Income from operations	$79,646	$62,515

Interest expense, net	(54,011)	(50,160)
Earnings of equity method investment	564	833
Other expenses	(8,491)	(18,201)
Income tax benefit	59,658	29,227

Net income	$77,366	$24,214

(1)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

Geographic Segment Information Based on Geographic Location of Subsidiaries

The geographic segment information below is classified based on the geographic location of the Company’s subsidiaries:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Revenues(1)
Puerto Rico	$294,479	$281,392
Caribbean	16,280	13,051
Latin America	30,925	26,679

Total revenues	$341,684	$321,122

(1)	Revenues are based on subsidiaries’ country of domicile.

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Trade	$61,585	$45,868
Due from affiliates, net	18,027	15,591
Other	(7)	346
Less: allowance for doubtful accounts	(984)	(875)

Accounts receivable, net	$78,621	$60,930

Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Prepaid Expenses and Other Assets

Prepaid expenses and other assets consisted of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Taxes other than income	$2,204	$2,543
Software licenses and maintenance contracts	7,751	5,967
Prepaid income taxes	5,685	9,732
Postage	754	709
Insurance	1,017	1,104
Deferred project costs	338	647
Other	1,596	824

Prepaid expenses and other assets	$19,345	$21,526

Investment in Equity Investee (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Summary of Financial Information of CONTADO

The following tables summarize the financial information of CONTADO:

	December 31,
(Dollar amounts in thousands)	2012	2011
Balance Sheet
Current assets	$28,278	$33,249
Noncurrent assets	24,945	26,888
Current liabilities	34,929	41,549
Noncurrent liabilities	3,720	20

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Statement of Income
Total revenues	$40,567	$36,556
Income from operations	9,515	7,210
Net income	4,637	8,261

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rental Payments on Operating Leases

The Company leases certain facilities and equipment under operating leases. Most leases contain renewal options for varying periods. Future minimum rental payments on such operating leases at December 31, 2012 are as follows:

(Dollar amounts in thousands)	Unrelated parties	Related party	Minimum future rentals
2013	$806	$3,858	$4,664
2014	636	3,973	4,609
2015	484	1,001	1,485
2016	314	—	314
2017 and thereafter	118	—	118

	$2,358	$8,832	$11,190

The Company and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended			12 Months Ended										1 Months Ended			1 Months Ended		1 Months Ended
	Apr. 01, 2013	Jun. 30, 2013 Facility Country Transactions	Jun. 30, 2012	Dec. 31, 2012 Country	Dec. 31, 2011	Nov. 30, 2012	Dec. 31, 2012 Expense Reimbursements	Dec. 31, 2011 Expense Reimbursements	Dec. 31, 2012 Software packages	Dec. 31, 2011 Software packages	Dec. 31, 2012 Software Development Minimum	Dec. 31, 2012 Software Development Maximum	Dec. 31, 2012 Software and maintenance contracts Minimum	Dec. 31, 2012 Software and maintenance contracts Maximum	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Apr. 17, 2013 EVERTEC Common Stock	Apr. 17, 2013 Stockholders Common Stock	Sep. 30, 2010 Apollo	Apr. 17, 2013 Apollo Common Stock	Sep. 30, 2010 Popular	Apr. 17, 2013 Popular Common Stock	Apr. 17, 2013 IPO Common Stock	Apr. 17, 2013 2013 Credit Agreement IPO
Company And Summary Of Significant Accounting Policies [Line Items]
Number of countries where the Company provides a broad range of merchant acquiring, payment processing and business process management services		19		19
Number of transactions processed annually		1,800,000,000
Number of ATM's		4,100
Number of point-of-sale terminals		104,000
Shares for Initial Public Offering																	6,250,000	22,539,943		13,739,284		8,800,659	28,789,943
Sale of Stock Price Per Share																							$ 20
Net proceeds from Initial Public Offering		$ 91,000	$ 250,000	$ 450,000	$ 2,641,000																			$ 117,400,000
Authorized common stock to issue	206,000,000	206,000,000		206,000,000
Authorized preferred stock to issue	2,000,000	2,000,000		2,000,000
Percentage of ownership interest in Tarjetas Inteligentes Internacionales, S.A.						50.00%
Senior notes, interest rate															11.00%	11.00%
Senior notes, maturity date															2018
Stock split	Two for one
Stock split	2
Intangible asset useful life											3 years	5 years	1 year	5 years
Interest cost capitalized				400,000	400,000
Percent owned by affiliate of Parent																			51.00%		49.00%
Software cost reimbursement		4,540,000		6,099,000	7,113,000
Expected reimbursement					351,000
Gain (Loss) realized on fair value adjustment							$ 1,000,000	$ 800,000	$ 33,000	$ 500,000

Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Buildings	Dec. 31, 2012 Buildings	Jun. 30, 2013 Data Processing Equipment Minimum	Dec. 31, 2012 Data Processing Equipment Minimum	Jun. 30, 2013 Data Processing Equipment Maximum	Dec. 31, 2012 Data Processing Equipment Maximum	Jun. 30, 2013 Furniture and Equipment Minimum	Dec. 31, 2012 Furniture and Equipment Minimum	Jun. 30, 2013 Furniture and Equipment Maximum	Dec. 31, 2012 Furniture and Equipment Maximum	Jun. 30, 2013 Leasehold Improvements Minimum	Dec. 31, 2012 Leasehold Improvements Minimum	Jun. 30, 2013 Leasehold Improvements Maximum	Dec. 31, 2012 Leasehold Improvements Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life				30 years	30 years	3 years	3 years	5 years	5 years	3 years	3 years	20 years	20 years	5 years	5 years	10 years	10 years
Buildings	$ 1,732	$ 2,096	$ 2,091
Data processing equipment	60,883	59,901	45,346
Furniture and equipment	6,651	6,183	5,912
Leasehold improvements	2,430	2,380	1,147
Property and equipment	71,696	70,560	54,496
Less - accumulated depreciation and amortization	(40,200)	(35,331)	(19,316)
Depreciable assets, net	31,496	35,229	35,180
Land	1,535	1,508	1,505
Property and equipment, net	$ 33,031	$ 36,737	$ 36,685

Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Depreciation and amortization expense related to property and equipment	$ 4.1	$ 4.1	$ 8.1	$ 8.1	$ 16.4	$ 15.3

Changes in Carrying Amount of Goodwill Allocated by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Merchant acquiring	Dec. 31, 2011 Merchant acquiring	Dec. 31, 2010 Merchant acquiring	Jun. 30, 2013 Payment processing	Dec. 31, 2012 Payment processing	Dec. 31, 2011 Payment processing	Jun. 30, 2013 Business solutions	Dec. 31, 2012 Business solutions	Dec. 31, 2011 Business solutions
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 372,307	$ 371,712	$ 372,584	$ 138,121	$ 138,121	$ 138,121	$ 187,028	$ 186,470	$ 187,294	$ 47,158	$ 47,121	$ 47,169
Foreign currency translation adjustments	991	595	(872)				734	558	(824)	257	37	(48)
Balance, Ending Balance	$ 373,298	$ 372,307	$ 371,712	$ 138,121	$ 138,121	$ 138,121	$ 187,762	$ 187,028	$ 186,470	$ 47,415	$ 47,158	$ 47,121

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Impairment losses					$ 0
Other Intangible Assets
Goodwill And Other Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 13.7	$ 13.7	$ 27.3	$ 27.6	$ 55.1	$ 54.6

Carrying Amount of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 529,020	$ 520,693	$ 516,897
Accumulated amortization	(144,645)	(117,523)	(67,983)
Net carrying amount	384,375	403,170	448,914
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	14 years	14 years	14 years
Gross amount	314,093	313,726	313,543
Accumulated amortization	(61,975)	(50,769)	(28,372)
Net carrying amount	252,118	262,957	285,171
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	39,950	39,950	39,950
Accumulated amortization	(9,526)	(7,794)	(4,330)
Net carrying amount	30,424	32,156	35,620
Trademarks | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	10 years	10 years	10 years
Trademarks | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	15 years	15 years	15 years
Software packages
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	118,438	110,478	106,865
Accumulated amortization	(62,779)	(50,479)	(30,569)
Net carrying amount	55,659	59,999	76,296
Software packages | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	3 years	3 years	3 years
Software packages | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	5 years	5 years	5 years
Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	15 years	15 years	15 years
Gross amount	56,539	56,539	56,539
Accumulated amortization	(10,365)	(8,481)	(4,712)
Net carrying amount	$ 46,174	$ 48,058	$ 51,827

Estimated Amortization Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Remaining 2013	$ 26,531
2013	48,776	54,153
2014	44,430	48,624
2015	34,685	43,336
2016	31,344	39,512
2017	$ 29,691	$ 32,198

Debt and Short-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum			$ 252,347		$ 210,500
Other short-term borrowing	8,663		12,995
Total debt	702,401		763,756		523,833
Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus margin)
Debt Instrument [Line Items]
Credit facility			484,414	[1],[2]	313,333	[1]
Senior Secured Revolving Credit Facility paying interest at a variable interest rate
Debt Instrument [Line Items]
Credit facility			14,000
Term A due on April 17, 2018 | Senior Secured Credit Facility
Debt Instrument [Line Items]
Credit facility	299,609	[3]
Term B due on April 17, 2020 | Senior Secured Credit Facility
Debt Instrument [Line Items]
Credit facility	$ 394,129	[4]

[1]	Subject to a minimum rate ("LIBOR floor") of 1.50% at December 31, 2012 and 2011.
[2]	Subject to a minimum rate ("LIBOR floor") of 1.50% plus applicable margin of 4.00% at December 31, 2012.
[3]	Applicable margin of 2.50% at June 30, 2013.
[4]	Subject to a minimum rate ("LIBOR floor") of 0.75% plus applicable margin of 2.75% at June 30, 2013.

Debt and Short-Term Borrowings (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
LIBOR Floor
Debt Instrument [Line Items]
Margin interest rate		1.50%
Alternate Base Rate
Debt Instrument [Line Items]
Margin interest rate		4.00%
Senior Notes
Debt Instrument [Line Items]
Debt, maturity date		Oct 1, 2018	Oct 1, 2018
Debt, interest rate		11.00%	11.00%
Debt, interest payment term		Semi-annually	Semi-annually
Senior Secured Credit Facility | Term A due on April 17, 2018
Debt Instrument [Line Items]
Debt, maturity date	Apr 17, 2018	Apr 17, 2018
Margin interest rate	2.50%
Senior Secured Credit Facility | Term B due on April 17, 2020
Debt Instrument [Line Items]
Debt, maturity date	Apr 17, 2020	Apr 17, 2020
Senior Secured Credit Facility | Term B due on April 17, 2020 | LIBOR Floor
Debt Instrument [Line Items]
Margin interest rate	0.75%
Senior Secured Credit Facility | Term B due on April 17, 2020 | Alternate Base Rate
Debt Instrument [Line Items]
Margin interest rate	2.75%
Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus margin)
Debt Instrument [Line Items]
Debt, maturity year		2016-09	2016-09
Debt, maturity date	Sep 30, 2016	Sep 30, 2016
Margin interest rate		1.50%	1.50%

Debt and Short-Term Borrowings - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended			1 Months Ended			1 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended					12 Months Ended							1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended						1 Months Ended			6 Months Ended																	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 Installment	May 09, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 07, 2012	Mar. 03, 2011	Dec. 31, 2012 If the senior secured leverage ratio at year end is equal to or greater than 2.50	Dec. 31, 2012 If the senior secured leverage ratio is less than or equal to 2.50 and a greater than 2.00	Sep. 30, 2010 Senior Secured Term Loan Facilities	Aug. 14, 2012 Senior Secured Term Loan Facilities	May 09, 2012 Senior Secured Term Loan Facilities	Aug. 14, 2012 Senior Secured Revolving Facility	Sep. 30, 2010 Senior Secured Revolving Facility	Dec. 31, 2012 Senior Secured Revolving Facility	Aug. 14, 2012 LIBOR Floor Senior Secured Term Loan Facilities	Aug. 14, 2012 LIBOR Floor Senior Secured Revolving Facility	Aug. 14, 2012 Base Rate Senior Secured Revolving Facility	Aug. 14, 2012 Alternate Base Rate Senior Secured Term Loan Facilities	Mar. 03, 2011 Before Amendment Incremental Credit Facility	Mar. 03, 2011 Before Amendment LIBOR Floor	Mar. 03, 2011 Before Amendment LIBOR Floor Senior Secured Term Loan Facilities	Mar. 03, 2011 Before Amendment LIBOR Floor Senior Secured Revolving Facility	Mar. 03, 2011 Before Amendment Base Rate	Mar. 03, 2011 Before Amendment Base Rate Senior Secured Term Loan Facilities	Mar. 03, 2011 Before Amendment Base Rate Senior Secured Revolving Facility	Mar. 03, 2011 After Amendment Incremental Credit Facility	Mar. 03, 2011 After Amendment LIBOR Floor	Mar. 03, 2011 After Amendment LIBOR Floor Senior Secured Term Loan Facilities	Mar. 03, 2011 After Amendment LIBOR Floor Senior Secured Revolving Facility	Mar. 03, 2011 After Amendment Base Rate	Mar. 03, 2011 After Amendment Base Rate Senior Secured Term Loan Facilities	Mar. 03, 2011 After Amendment Base Rate Senior Secured Revolving Facility	May 04, 2011 Senior Secured Term Loan	Apr. 07, 2011 Senior Secured Term Loan	Dec. 31, 2012 Short-term Debt	Dec. 31, 2012 At any time on or after October 1, 2014 [Member] Fiscal Years Through 2014	Dec. 31, 2012 At any time on or after October 1, 2014 [Member] Fiscal Years Through 2015	Dec. 31, 2012 At any time on or after October 1, 2014 [Member] Fiscal Years Through 2013	Dec. 31, 2012 Prior to October 1, 2014	Dec. 31, 2012 Before October 1, 2013 Maximum	Dec. 31, 2011 Prepayment Penalties	Dec. 31, 2011 Third party fees	Apr. 29, 2013 Senior Notes	Apr. 30, 2013 Senior Notes	Jun. 30, 2013 Senior Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Nov. 18, 2011 Senior Notes	Sep. 30, 2010 Senior Notes	Nov. 18, 2011 Senior Notes Early Debt Redemption Premium	Nov. 18, 2011 Senior Notes Deferred Debt Issuance Costs	Dec. 31, 2012 Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus margin)	May 07, 2012 11% Senior Notes due 2018	Apr. 17, 2013 Secured Term Loan A	Apr. 17, 2013 Secured Term Loan B	Apr. 17, 2013 Revolving Credit Facility due on April 18, 2018 paying interest at a variable interest rate	Apr. 17, 2013 Revolving Credit Facility due on April 18, 2018 paying interest at a variable interest rate Minimum	Apr. 17, 2013 Revolving Credit Facility due on April 18, 2018 paying interest at a variable interest rate Maximum	Jun. 30, 2013 Senior Secured Credit Facilities	Jun. 30, 2013 New Senior Secured Term Loan A	Jun. 30, 2013 New Senior Secured Term Loan A Commencing On September 30, 2013 To June 2016	Jun. 30, 2013 New Senior Secured Term Loan A Commencing On September 30, 2016 To June 30, 2017	Jun. 30, 2013 New Senior Secured Term Loan A Commencing On September 30, 2017 To March 31, 2018	Jun. 30, 2013 New Senior Secured Term Loan A LIBOR Floor Minimum	Jun. 30, 2013 New Senior Secured Term Loan A LIBOR Floor Maximum	Jun. 30, 2013 New Senior Secured Term Loan A Base Rate Minimum	Jun. 30, 2013 New Senior Secured Term Loan A Base Rate Maximum	Jun. 30, 2013 New Senior Secured Term Loan B	Jun. 30, 2013 New Senior Secured Term Loan B Minimum	Jun. 30, 2013 New Senior Secured Term Loan B Maximum	Jun. 30, 2013 New Senior Secured Term Loan B LIBOR Floor Minimum	Jun. 30, 2013 New Senior Secured Term Loan B LIBOR Floor Maximum	Jun. 30, 2013 New Senior Secured Term Loan B Base Rate Minimum	Jun. 30, 2013 New Senior Secured Term Loan B Base Rate Maximum	Jun. 30, 2013 New senior secured credit facilities	Dec. 31, 2012 Senior Secured Term Loan Facilities	Mar. 31, 2013 Senior Secured Term Loan Facilities Scenario, Forecast	Dec. 31, 2012 Senior Secured Term Loan Facilities LIBOR Floor
Debt Instrument [Line Items]
Outstanding balance																		$ 14,000,000																																								$ 300,000,000	$ 400,000,000	$ 100,000,000				$ 300,000,000								$ 400,000,000
Unamortized discount																																																															6,400,000
Debt issuance cost							8,800,000																																											11,400,000													5,900,000																7,200,000
Unamortized discount written off								500,000																																																							3,400,000
Debt issuance cost written off								600,000																																									7,000,000														3,000,000																4,900,000
Satisfaction and Discharge of Indenture description																																																	(i)) at a redemption price of 100% plus a make-whole premium, plus accrued and unpaid interest, on April 30, 2013 (the “Full Redemption”). On April 17, 2013, the Co-Issuers and the Trustee entered into a Satisfaction and Discharge Agreement whereby EVERTEC Group caused to be irrevocably deposited with the Trustee, to satisfy and to discharge the Co-Issuers’ obligations under the Indenture (a) a portion of the net cash proceeds received by the Company in the Initial Public Offering to Holdings, which contributed such proceeds to EVERTEC Group, in an amount sufficient to effect the Partial Redemption on April 29, 2013 and (b) proceeds from the Credit Agreement described above in an amount sufficient to effect the Full Redemption on April 30, 2013. On April 29, 2013, the Partial Redemption was effected and on April 30, 2013, the Full Redemption was effected.
Principal amount of outstanding, redemption value																																																	91,000,000
Percentage of redemption price																																															111.00%	100.00%
Debt instrument premium																																																	1,800,000
Debt redemption premium																																																	41,900,000
Original principal amount																																																																	1.25%	1.88%	2.50%					0.25%
Maturity Date																																																		Oct 1, 2018	Oct 1, 2018									Apr 18, 2018				Apr 17, 2018								Apr 17, 2020
Credit facility, interest rate margin																			4.00%	3.75%	2.75%	3.00%			5.25%	5.25%		4.25%	4.25%			4.00%	3.75%		3.00%	2.75%																																2.00%	2.50%	1.00%	1.50%		0.75%	1.75%	2.50%	2.75%	1.50%	1.75%				5.50%
Debt instrument description																																																																								LIBOR Rate and Base Rate are subject to floors at 0.75% and 1.75%, respectively
commitment fee for the unused portion																																																													0.13%	0.38%
Premium Payable on loans					1.00%
Maximum secured leverage ratio			6.6		6.6
Credit facilities amount													355,000,000
Credit facilities, maturity period													6 years				5 years																						10 months
Credit facilities amount																	50,000,000
Quarterly amortization payments on principal of term loan																																																																																1.00%
Mandatory prepayment obligations																																																																																Mandatory prepayment obligations also include, subject to expectations: • 100% of the net cash proceeds of asset sales, dispositions and casualty or insurance proceeds, subject to certain exceptions and customary reinvestment provisions; • 50% of the Company’s excess cash flows, which is defined in the Credit Agreement, with such percentage subject to reduction to 25% or 0% based on achievement of specified first lien secured leverage ratios; and • 100% of the net cash proceeds received from issuances of certain debt incurred after the closing of the Merger.
Prepayment of excess cash flows required under senior secured debt											50.00%	25.00%
Interest rate floor																								1.75%			2.75%				1.50%			2.50%
Incremental facility																							115,000,000							125,000,000
Incremental facility description																														The greater of $125.0 million and the maximum principal amount of debt that would not cause EVERTEC's senior secured leverage ratio to exceed 3.25 to 1.00.
Call premium paid in connection with amendment										3,500,000
Debt Issuance Cost, capitalized																																													3,400,000					2,200,000
Other expenses			2,353,000	8,397,000	2,286,000	10,657,000	8,491,000	3,672,000																																					200,000	2,100,000
Repayment of senior secured term loan																																						1,700,000
Voluntary prepayment of senior secured term loan																																					24,700,000
Amendment agreement, maximum dividend payment amount		270,000,000
Additional incremental term loan borrowed															170,000,000
Senior secured credit leverage ratio														Over 2.25 to 1.00		Above 2.50 to 1.00
Commitment fee for revolving facility																0.75%
Applicable LIBOR margin																																																																																4.00%
LIBOR floor																																																																																1.50%
Senior secured credit leverage ratio	2.93						2.93
Mandatory debt repayment required																																																																																	6,100,000
Aggregate principal amount of senior secured facility																																																								495,000,000
Weighted average interest rate																		6.00%
Principal amount debt issued																																																					220,000,000				40,000,000
Debt instrument, aggregate principal amount purchased																																																				9,500,000
Notes outstanding	252,347,000						252,347,000	210,500,000
Interest expense																																																						200,000	300,000
Additional dividend capacity									270,000,000
Senior notes, interest rate																																																		11.00%	11.00%						11.00%
Cash distribution paid		269,800,000				269,772,000	319,959,000
Debt redemption price																																								105.50%	102.75%	100.00%	100.00%
Debt redemption, percentage of debt that may be redeemed																																												35.00%
Senior secured credit leverage ratio	3.85						3.85
Senior secured credit facilities and the senior notes, covenant description							The senior secured leverage ratio as defined in EVERTEC, LLC's credit facility (total first lien senior secured debt minus available cash, up to a maximum of $50.0 million, as defined, to adjusted EBITDA) must be less than 3.85 to 1.0 at December 31, 2012.
Other short-term borrowing, number of payments	3
Other short-term borrowing	$ 12,995,000		$ 8,663,000		$ 8,663,000		$ 12,995,000

Fair Value Measurements for Assets at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Indemnification assets:
Software cost reimbursement	$ 4,540	$ 6,099	$ 7,113
Expected reimbursement			351
Fair Value, Measurements, Recurring | Level 1
Indemnification assets:
Software cost reimbursement
Expected reimbursement
Fair Value, Measurements, Recurring | Level 2
Indemnification assets:
Software cost reimbursement
Expected reimbursement
Fair Value, Measurements, Recurring | Level 3
Indemnification assets:
Software cost reimbursement	4,540	6,099	7,113
Expected reimbursement			$ 351

Financial Instruments and Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Termination dates of contracts end			Sep 30, 2015		Sep 30, 2015
Unrealized gain (loss) recognized in other expenses	$ 3,000	$ 41,000	$ 19,000	$ (200,000)	$ 1,000,000	$ (300,000)
Unobservable inputs related to the Company's indemnification assets, discount rate			5.64%		7.86%
Projected cash flows			$ 4,800,000		$ 6,100,000

Carrying Value and Estimated Fair Values for Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Indemnification assets
Software costs reimbursement, Carrying Amount	$ 4,540	$ 6,099	$ 7,113
Expected reimbursements, Carrying Amount			351
Financial liabilities:
Senior secured term loan, Carrying Amount		484,414	313,333
Senior notes, Carrying Amount		252,347	210,500
Indemnification assets:
Software cost reimbursement, Fair Value	4,540	6,099	7,113
Expected reimbursements, Fair Value			351
Financial liabilities:
secured term loan, Fair Value		497,498	317,979
Senior notes, Fair Value		275,550	213,921
New Senior Secured Term Loan
Financial liabilities:
Senior secured term loan, Carrying Amount	693,738
Financial liabilities:
secured term loan, Fair Value	$ 694,900

Summary of Change in Fair Value of Level Three Assets (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Indemnification assets:
Unrealized gain (loss) recognized in other expenses	$ (3,000)	$ (41,000)	$ (19,000)	$ 200,000	$ (1,000,000)	$ 300,000
Long-term portion of certain indemnification asset
Indemnification assets:
Beginning balance	5,558,000	6,580,000	6,099,000	7,464,000	7,464,000	14,836,000
Payments received	(1,021,000)	(419,000)	(1,578,000)	(1,128,000)	(2,331,000)	(7,080,000)
Unrealized gain (loss) recognized in other expenses	3,000	(41,000)	19,000	(216,000)	966,000	(292,000)
Ending balance	4,540,000	6,120,000	4,540,000	6,120,000	6,099,000	7,464,000
Derivative Financial Instruments, Assets
Indemnification assets:
Beginning balance						4,960,000
Net settlement of derivative						(3,561,000)
Realized loss on derivative						(1,399,000)
Ending balance

Non Vested Stock Option Activity (Detail) (Stock Options, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Stock Options
Non vested shares
Non vested shares, Beginning Balance	4,571,258
Non vested shares, Vested	(3,436,392)	(279,750)	[1],[2]	(326,574)	[1],[2]
Non vested shares, Ending Balance	1,134,866	4,571,258		5,061,974
Non vested shares, Granted		1,020,000		5,739,140	[3]
Non vested shares, Forfeitures		(1,230,966)		(350,592)
Weighted-average exercise prices
Non vested weighted average exercise prices, Beginning Balance	$ 2.16 [4]	$ 1.3	[4]
Non vested weighted average exercise prices, Vested	$ 2.11	$ 1.3	[1],[2],[4]	$ 1.3	[1],[2],[4]
Non vested weighted average exercise prices, Ending Balance	$ 2.3	$ 2.16	[4]	$ 1.3	[4]
Non vested weighted average exercise prices, Granted		$ 4.95	[4]	$ 1.3	[3],[4]
Non vested weighted average exercise prices, Forfeitures		$ 1.3	[4]	$ 1.3	[4]

[1]	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $1.6 million and $1.2 million, respectively.
[2]	Amount of options exercisable as of December 31, 2012 and 2011, respectively. The weighted average remaining contractual term of these options is 7.85 years and 8.75 years as of December 31, 2012 and 2011, respectively.
[3]	Includes 100,000 of stock options that were not granted under the Equity Incentive Plan, but are subject to certain terms of the Equity Incentive Plan.
[4]	Exercise price was retroactively adjusted to reflect the equitable adjustment of $3.71 per share as discussed below.

Nonvested Restricted Shares Activity (Detail) (Restricted Shares, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Nonvested restricted shares
Beginning balance	115,420	126,116
Vested	(115,420)	(86,128)	[1]	(33,884)	[1]
Ending balance		115,420		126,116
Granted		29,292		160,000
Weighted-average grant date fair value
Non vested weighted average exercise prices, Beginning Balance	$ 5.9
Vested	$ 5.9	$ 5	[1]	$ 5	[1]
Ending balance				$ 5
Weighted-average grant date fair value, beginning balance		$ 5
Granted		$ 8.54		$ 5
Scenario, Previously Reported
Nonvested restricted shares
Ending balance		69,280
Weighted-average grant date fair value
Ending balance		$ 6.5

[1]	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $0.2 million and $0.1 million, respectively.

Share-based Compensation Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation recognized, net	$ 5,062	$ 134	$ 5,212	$ 291	$ 595	$ 714
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation recognized, net	$ 90	$ 163	$ 271	$ 266	$ 609	$ 170

Share-based Compensation Recognized (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, tax benefit	$ 488	$ 40	$ 500	$ 87	$ 62	$ 214
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, tax benefit	$ 11	$ 49	$ 26	$ 80	$ 47	$ 51

Share-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended				6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Tranche	Dec. 18, 2012	May 09, 2012 Scenario, Adjustment	Dec. 31, 2012 Scenario, Adjustment	Dec. 31, 2012 Stock Option	Dec. 31, 2012 Restricted Stock	Feb. 11, 2011 Subject to Certain Terms Equity Incentive Plan	Dec. 31, 2012 Subject to Certain Terms Equity Incentive Plan	Dec. 31, 2012 Class B Non-Voting Common Stock	Dec. 31, 2012 Tranche B Investor IRR	Dec. 31, 2012 Tranche C Investor IRR	Jun. 30, 2013 Tranche A	Dec. 31, 2012 Tranche A Stock Option	Jun. 30, 2013 Tranche B	Dec. 31, 2012 Tranche B Stock Option	Jun. 30, 2013 Tranche C	Dec. 31, 2012 Tranche C Stock Option	Jun. 30, 2013 Tranche B and C	Jun. 30, 2013 One Grant Tranche B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum unrecognized cost for stock options						$ 6.7							$ 1.5	$ 1.8		$ 2.5		$ 2.4
Investor internal rate of return, percentage															25.00%		30.00%			20.00%
Option vesting condition		Plan participants have the right to purchase shares of EVERTEC, Inc.' Class B non-voting common stock in three tranches Tranche A options vest in equal installments, Tranche B options vest at such time as the Investor Internal Rate of Return ("Investor IRR") equals or exceeds 25% based on cash proceeds received by the Investor, and Tranche C options																	Pursuant to the terms of the Equity Incentive Plan, Tranche B options granted to employees and certain directors would vest at such time as the Investor Internal Rate of Return (“IRR”) equals or exceeds 25%, except for one grant that vests upon a 20% IRR, based on cash proceeds received by Apollo Investment Fund VII, L.P. (the “Investor”), and Tranche C options would vest at such time as the IRR equals or exceeds 30% based on cash proceeds received by the Investor.
Share based compensation expenses	4.9
Shares reserved for issuance										5,843,208
Equity incentive plan, stock options term		10 years
Stock options granted								5,249,140	100,000
Number of option tranches		3
Equity incentive plan, options vest rate											25.00%	30.00%
Stock option per share amount			$ 0.69
Accrual of unvested portion related to equitable adjustment		2.8
Equitable adjustment to reduce exercise price				$ 3.71	$ 3.71
Unrecognized compensation cost, weighted average period of recognition						3 years 1 month 10 days	4 months 17 days
Maximum unrecognized compensation cost for restricted stock							$ 0.3

Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current tax provision	$ 1,005	$ 3,452	$ 1,290	$ 5,470	$ 6,910	$ (7,144)
Deferred tax benefit	(6,017)	(4,250)	(6,251)	(5,212)	(66,568)	(22,083)
Income tax (benefit) expense	$ (5,012)	$ (798)	$ (4,961)	$ 258	$ (59,658)	$ (29,227)

Segregation of Income Tax Expense (Benefit) Based on Location of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current tax provision
Current tax provision, Puerto Rico	$ (122)	$ 3,040	$ 256	$ 4,950	$ 4,661	$ (9,521)
Current tax provision, United States	210	159	429	343	622	385
Current tax provision, Foreign countries	917	253	605	177	1,627	1,992
Total current tax provision	1,005	3,452	1,290	5,470	6,910	(7,144)
Deferred tax benefit
Deferred tax benefit, Puerto Rico	(5,880)	(4,096)	(5,956)	(4,905)	(65,822)	(21,479)
Deferred tax benefit, United States			(2)		(38)
Deferred tax benefit, Foreign countries	(137)	(154)	(293)	(307)	(708)	(604)
Total deferred tax benefit	$ (6,017)	$ (4,250)	$ (6,251)	$ (5,212)	$ (66,568)	$ (22,083)

Income Tax - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended	1 Months Ended				6 Months Ended
	Oct. 11, 2011	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 19, 2012	Oct. 11, 2011 Scenario, Forecast	Dec. 31, 2012 Period 4 Employee	Dec. 31, 2012 Period 5 Employee	Dec. 31, 2012 Development Services	Oct. 19, 2012 Income Tax	Oct. 19, 2012 Municipal Taxes	Dec. 31, 2012 Municipal Taxes	Dec. 31, 2012 Property Taxes	Jun. 30, 2013 Minimum	Jun. 30, 2013 Maximum
Income Tax Disclosure [Line Items]
Corporate income tax					30.00%	39.00%										30.00%	39.00%
Adjustment to deferred taxes due to changes in enacted tax rate		$ 1,441,000	$ 1,441,000
Future realized windfall tax benefit		8,400,000	8,400,000
Net operating loss carried forward expires			Dec 31, 2023
Total available gross net operating loss		59,000,000	59,000,000
Open tax uncertainty positions		0	0
Reduction in deferred tax liability					(27,600,000)
Unremitted earnings for foreign subsidiaries				8,300,000
Tax exemption period												15 years	15 years
Tax exemption period, effective date												Jan 1, 2012	Jan 1, 2013
Preferential tax rate	7.00%			4.00%				4.00%
Percentage of income tax exemption														60.00%	90.00%
Tax exemption, conditions				The grant contains customary commitments, conditions and representations that EVERTEC, LLC will be required to comply with in order to maintain the grant. The more significant commitments include (i) maintaining at least 750 employees in EVERTEC, LLC's Puerto Rico data processing operations during 2012 and at least 700 employees for the remaining years of the grant; and (ii) investing at least $200.0 million in building, machinery, equipment or computer programs to be used
Commitments to maintain tax exemption grant, minimum number of employees to be maintained									750	700
Commitments to maintain tax exemption grant, investments							200,000,000
Commitments to maintain tax exemption grant, investment increment over four year cycle							50,000,000
Income subject to exemption amount				1,500,000	4,900,000						200,000
Tax exemption expiration date	2024-11-01
Base tax rate											7.00%
Base tax rate period											10 years
Unrecognized tax benefits, accrued interest expense				200,000	300,000
Average interest rate				10.00%	10.00%
Unrecognized tax benefits				$ 828,000	$ 1,503,000	$ 1,222,000

Income Tax Expense (benefit) Differs from Computed Income Tax at Statutory Rates (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Effective Tax Rate Reconciliation [Line Items]
Non taxable loss on settlement of derivative asset						$ 420
Computed income tax at statutory rates	(26,782)	(851)	(25,125)	526	5,313	(1,504)
Tax expense (benefit) due to a change in estimate					320	(2,416)
Adjustment to DTL due to changes in enacted tax rate and tax grant					(66,423)	(23,813)
Adjustment to deferred taxes due to changes in enacted tax rate	1,441		1,441
Effect of net operating losses in effective tax rate					1,012
Differences in tax rates due to multiple jurisdictions	102	99	282	251	720	285
Effect of income subject to tax-exemption grant	19,983	(479)	18,982	(605)	(58)	(1,737)
Reversal of tax uncertainties reserve			(846)	(640)	(707)
Fair value adjustment of indemnification assets		62		364	340	(288)
Tax expense of CONTADO dividend						81
Effect of net operating losses in foreign entities	(57)	278		278
Tax uncertainties reserve						250
Other	354	95	399	88	(162)	138
Income tax (benefit) expense	(5,012)	(798)	(4,961)	258	(59,658)	(29,227)
Interest Income
Schedule of Effective Tax Rate Reconciliation [Line Items]
Benefit of net tax-exempt income	(53)	(2)	(94)	(4)	(13)	(23)
Dividend Income
Schedule of Effective Tax Rate Reconciliation [Line Items]
Benefit of net tax-exempt income						$ (620)

Reconciliation of Numerator and Denominator of Earnings Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Net (loss) income	$ (64,935)	$ (2,033)	$ (59,463)	$ 1,501		$ 77,366		$ 24,214
Weighted average common shares outstanding	78,928,780	72,672,852	75,849,551	72,659,463		72,707,542		72,543,500
Weighted average potential dilutive common shares				4,243,747	[1],[2]	3,649,966	[1]	710,298	[1]
Weighted average common shares outstanding-assuming dilution	78,928,780	72,672,852	75,849,551	76,903,210		76,367,508		73,253,798
Net (loss) income per common share-basic	$ (0.82)	$ (0.03)	$ (0.78)	$ 0.02		$ 1.06		$ 0.33
Net (loss) income per common share-diluted	$ (0.82)	$ (0.03)	$ (0.78)	$ 0.02		$ 1.01		$ 0.33
Pro forma net income per common share-basic						$ 0.98	[3]
Pro forma net income per common share-diluted						$ 0.94	[3]

[1]	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
[2]	For the three months ended June 30, 2013 and 2012, 3,818,726 and 3,950,989, respectively, potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect. For the six months ended June 30, 2013, 4,227,114 potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect.
[3]	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.

Reconciliation of Numerator and Denominator of Earnings Per Common Share (Parenthetical) (Detail)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012 Pro Forma [Member] IPO
Common shares excluded from the calculation of diluted net (loss) income per share	3,818,726	3,950,989	4,227,114
Weighted average common shares outstanding basic and diluted				6,250,000

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Line Items]
Total deferred rent obligation	$ 0.3		$ 0.3		$ 0.3	$ 0.5
Rent expense of office facilities and real estate	2	1.9	4	3.9	7.8	7.9
Rent expense for telecommunications and other equipment	1.8	1.9	3.5	3.7	7.1	7.7
Outstanding letter of credit					$ 0.7
Maximum
Commitments and Contingencies [Line Items]
Outstanding letter of credit, maturity term					3 months

Transactions with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Transaction [Abstract]
Total revenues	$ 42,349	[1],[2]	$ 38,606	[1],[2]	$ 84,004	[1],[2]	$ 75,880	[1],[2]	$ 155,112	[3],[4]	$ 149,670	[3],[4]
Rent and other fees	27,212	[5],[6]	2,663	[5],[6]	30,072	[5],[6]	5,822	[5],[6]	11,319	[7]	11,841	[7]
Interest earned from and charged by affiliate
Interest income	23		59		42		157		222		627
Interest expense	577	[8]	1,858	[8]	2,471	[8]	3,743	[8]	7,476	[9]	8,440	[9]
Other expenses											$ 1,700	[10]

[1]	Total revenues from Popular as a percentage of revenues were 47%, 45%, 47% and 44% for each of the periods presented above.
[2]	Includes revenues generated from investee accounted for under the equity method of $0.8 million and $1.7 million for the three and six months ended June 30, 2013, respectively, and $0.9 million and $1.7 million for the corresponding 2012 periods.
[3]	As discussed below, all services to Popular, its subsidiaries and affiliates are governed by the Master Services Agreement ("MSA") under which EVERTEC, LLC has a contract to provide such services for at least 15 years on an exclusive basis for the duration of the agreement on commercial terms consistent with historical pricing practices among the parties. Total revenues from Popular represent 44% and 46% of total revenues for each of the periods presented above.
[4]	Includes revenues generated from investee accounted for under the equity method (CONTADO) of $3.7 million and $2.5 million for the years ended December 31, 2012 and 2011, respectively.
[5]	Includes management fees to equity sponsors amounting to $19.4 million and $20.3 million for the three and six months ended June 30, 2013, respectively, compared to $0.7 million and $2.0 million for the corresponding 2012 periods. Management fees paid during 2013 includes $16.7 million resulting from the termination of the consulting agreements as explained below. Rent and other fees also includes $5.9 million paid to Popular in connection with the redemption premium on the senior notes for the three and six months ended June 30, 2013.
[6]	Includes $4.6 million, $2.7 million, $7.5 million and $5.8 million recorded as selling, general and administrative expenses for each of the periods presented above, and $22.6 million recorded as non-operating expenses for the three and six months ended June 30, 2013 in the unaudited consolidated statement of (loss) income and comprehensive (loss) income.
[7]	Includes management fees paid to stockholders amounting to $3.7 million and $3.2 million for the years ended December 31, 2012 and 2011, respectively.
[8]	Interest expense relates to interest accrued on the senior secured term loan and senior notes held by Popular. As a result of the debt refinancing and the redemption of the senior notes in April 2013, Popular's participation in such debt was extinguished. See Note 5 for additional information related to the extinguishment of this debt.
[9]	Interest expense for the years ended December 31, 2012 and 2011 is related to interest accrued related to our senior secured term loan and senior notes held by Popular.
[10]	On December 31, 2011, EVERTEC, LLC entered into a ("Settlement Agreement") with Popular in order to settle any claims among the parties related to the Closing Statement or the Working Capital True-Up Amount. In accordance with the Settlement Agreement, we made a payment of $1.7 million to Popular.

Transactions with Related Parties (Parenthetical) (Detail) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
TransactionsWithThirdPartyLineItems
Management fee paid for termination of consulting agreement	$ 16,718,000				$ 16,718,000
Rent and other fees	27,212,000	[1],[2]	2,663,000	[1],[2]	30,072,000	[1],[2]	5,822,000	[1],[2]	11,319,000	[3]	11,841,000	[3]
Selling general and administrative expense	12,138,000		8,477,000		21,001,000		17,464,000		31,686,000		33,339,000
Non operating expense	(86,885,000)		(21,065,000)		(101,761,000)		(34,313,000)		(61,938,000)		(67,528,000)
Settlement agreement payment											1,700,000	[4]
Popular
TransactionsWithThirdPartyLineItems
Total revenues from Popular	47.00%		45.00%		47.00%		44.00%		44.00%		46.00%
Rent and other fees	5,900,000				5,900,000
Service agreement with affiliates, period									15 years		15 years
Settlement agreement payment											1,700,000
Related Party Transactions
TransactionsWithThirdPartyLineItems
Revenues generated from investees accounted for under equity method	800,000		900,000		1,700,000		1,700,000		3,700,000		2,500,000
Management fees paid to equity sponsors	19,400,000		700,000		20,300,000		2,000,000		3,700,000		3,200,000
Selling general and administrative expense	4,600,000		2,700,000		7,500,000		5,800,000
Non operating expense	$ 22,600,000				$ 22,600,000

[1]	Includes management fees to equity sponsors amounting to $19.4 million and $20.3 million for the three and six months ended June 30, 2013, respectively, compared to $0.7 million and $2.0 million for the corresponding 2012 periods. Management fees paid during 2013 includes $16.7 million resulting from the termination of the consulting agreements as explained below. Rent and other fees also includes $5.9 million paid to Popular in connection with the redemption premium on the senior notes for the three and six months ended June 30, 2013.
[2]	Includes $4.6 million, $2.7 million, $7.5 million and $5.8 million recorded as selling, general and administrative expenses for each of the periods presented above, and $22.6 million recorded as non-operating expenses for the three and six months ended June 30, 2013 in the unaudited consolidated statement of (loss) income and comprehensive (loss) income.
[3]	Includes management fees paid to stockholders amounting to $3.7 million and $3.2 million for the years ended December 31, 2012 and 2011, respectively.
[4]	On December 31, 2011, EVERTEC, LLC entered into a ("Settlement Agreement") with Popular in order to settle any claims among the parties related to the Closing Statement or the Working Capital True-Up Amount. In accordance with the Settlement Agreement, we made a payment of $1.7 million to Popular.

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended	6 Months Ended
	Sep. 30, 2010	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Software packages	Dec. 31, 2012 Software packages Current Asset	Dec. 31, 2011 Software packages Current Asset	Dec. 31, 2012 Software packages Noncurrent Assets	Dec. 31, 2011 Software packages Noncurrent Assets	Dec. 31, 2012 Consulting Agreement	Jun. 30, 2013 Apollo	Jun. 30, 2013 Popular
Transactions with Third Party [Line Items]
Termination fee											$ 8,500,000	$ 8,200,000
Letter of credit issued by Popular		3,600,000	2,900,000
Reimbursable expenses and annual management fee										2,000,000
Reimbursable expenses and annual management fee as percentage of EBITDA										2.00%
Expected reimbursement asset recorded on merger date	5,600,000				11,200,000
Expected reimbursement asset, period	17 months				5 years
Unfavorable contract liability at fair value	10,100,000
Software costs reimbursement, Carrying Amount		$ 4,540,000	$ 6,099,000	$ 7,113,000		$ 2,200,000	$ 2,200,000	$ 3,900,000	$ 5,200,000

Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
TransactionsWithThirdPartyLineItems
Cash and restricted cash deposits in affiliated bank	$ 15,547		$ 19,438
Accounts receivable	2,080	[1]	2,157	[1],[2]	2,553	[2]
Other long-term assets	2,460	[1]	3,942	[1],[2]	5,212	[2]
Accounts receivable	20,342		19,252
Accounts payable	5,481	[3]	3,845	[3]	703	[4]
Other long-term liabilities	520	[3]	2,847	[3]
Long-term debt			90,186		90,186
Accounts payable			6,564		3,036
Scenario, Previously Reported
TransactionsWithThirdPartyLineItems
Cash and restricted cash deposits in affiliated bank			16,924		52,613
Accounts receivable			$ 19,587		$ 16,375

[1]	Recorded in connection with reimbursements from Popular regarding certain software license fees.
[2]	Recorded in connection with (a) reimbursement from Popular regarding services the Company provides to certain customers of Popular at preferential prices and (b) reimbursement from Popular regarding certain software license fees. For the years ended December 31, 2012 and 2011, the Company received $6.1 million and $7.1 million, respectively, related to these reimbursements.
[3]	Includes an account payable of $0.2 million and $0.4 million and a long-term liability of $0.5 million and $2.8 million for June 30, 2013 and December 31, 2012, respectively, related to the unvested portion of stock options as a result of the equitable adjustment approved by our Board of Directors on December 18, 2012 that will be payable to executive officers and employees upon vesting of stock options.
[4]	Represents contract liability to provide certain services to a customer of Popular that expired on February 2012.

Related Party Transactions (Parenthetical) (Detail) (USD $)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Popular	Dec. 31, 2011 Popular	Jun. 30, 2013 Unvested Stock Options	Dec. 31, 2012 Unvested Stock Options
TransactionsWithThirdPartyLineItems
Accounts payable	$ 5,481,000	[1]	$ 3,845,000	[1]	$ 703,000	[2]			$ 200,000	$ 400,000
Other long-term liabilities	520,000	[1]	2,847,000	[1]					500,000	2,800,000
Reimbursements received							$ 6,100,000	$ 7,100,000

[1]	Includes an account payable of $0.2 million and $0.4 million and a long-term liability of $0.5 million and $2.8 million for June 30, 2013 and December 31, 2012, respectively, related to the unvested portion of stock options as a result of the equitable adjustment approved by our Board of Directors on December 18, 2012 that will be payable to executive officers and employees upon vesting of stock options.
[2]	Represents contract liability to provide certain services to a customer of Popular that expired on February 2012.

Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Segment	Jun. 30, 2012	Dec. 31, 2012 Segment		Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating business segments			3		3
Amount of revenue from major customer of total revenue	$ 89,175	$ 84,372	$ 176,514	$ 166,860	$ 341,684	[1]	$ 321,122	[1]
Major Customer | Sales Revenue, Net
Segment Reporting Information [Line Items]
Amount of revenue from major customer of total revenue					$ 151,400		$ 147,100
Revenue from next largest customer, percentage of total revenue					44.00%		46.00%
Puerto Rico | Sales Revenue, Net
Segment Reporting Information [Line Items]
Revenue from next largest customer, percentage of total revenue					9.00%		11.00%

[1]	Revenues are based on subsidiaries' country of domicile.

Information about Operations by Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 89,175		$ 84,372		$ 176,514		$ 166,860		$ 341,684	[1]	$ 321,122	[1]
Income from operations	16,938		18,234		37,337		36,072		79,646		62,515
Merchant acquiring
Segment Reporting Information [Line Items]
Revenues	18,165		17,028		35,624		34,689		69,591		61,997
Income from operations	8,161		7,970		17,395		16,511		33,836		30,258
Payment processing
Segment Reporting Information [Line Items]
Revenues	30,603		29,019		59,826		57,248		116,019		105,184
Income from operations	11,719		12,756		25,270		25,065		53,682		45,031
Business solutions
Segment Reporting Information [Line Items]
Revenues	46,725		43,541		92,493		85,469		177,292		173,434
Income from operations	8,784		8,870		19,318		17,950		39,845		36,690
Other
Segment Reporting Information [Line Items]
Revenues	(6,318)	[2]	(5,216)	[2]	(11,429)	[2]	(10,546)	[2]	(21,218)	[2]	(19,493)	[2]
Income from operations	$ (11,726)	[3]	$ (11,362)	[3]	$ (24,646)	[3]	$ (23,454)	[3]	$ (47,717)	[4]	$ (49,464)	[4]

[1]	Revenues are based on subsidiaries' country of domicile.
[2]	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
[3]	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.
[4]	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

Reconciliation of Income from Operations to Consolidated and Combined Net Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Segment income from operations
Income from operations	$ 16,938		$ 18,234		$ 37,337		$ 36,072		$ 79,646		$ 62,515
Interest expense, net	(9,698)		(13,177)		(24,918)		(24,231)		(54,011)		(50,160)
Earnings of equity method investment	348		509		625		575		564		833
Other expenses	(77,535)		(8,397)		(77,468)		(10,657)		(8,491)		(18,201)
Income tax benefit	5,012		798		4,961		(258)		59,658		29,227
Net (loss) income	(64,935)		(2,033)		(59,463)		1,501		77,366		24,214
Merchant acquiring
Segment income from operations
Income from operations	8,161		7,970		17,395		16,511		33,836		30,258
Payment processing
Segment income from operations
Income from operations	11,719		12,756		25,270		25,065		53,682		45,031
Business solutions
Segment income from operations
Income from operations	8,784		8,870		19,318		17,950		39,845		36,690
Total segment income from operations
Segment income from operations
Income from operations	28,664		29,596		61,983		59,526		127,363		111,979
Other
Segment income from operations
Income from operations	$ (11,726)	[1]	$ (11,362)	[1]	$ (24,646)	[1]	$ (23,454)	[1]	$ (47,717)	[2]	$ (49,464)	[2]

[1]	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.
[2]	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

Subsequent Events - Additional Information (Detail) (Subsequent Events, USD $)	1 Months Ended
Aug. 07, 2013 Director
Subsequent Event [Line Items]
Cash dividend approved per common share	$ 0.1
Restricted Stock Units
Subsequent Event [Line Items]
Directors restricted stock units with a grant date value	$ 75,000
Number of directors	2

Cash - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash	$ 19,587	$ 25,634	$ 26,156	$ 56,200	$ 55,199
Cash Deposited In an Affiliate Financial Institution [Member]
Cash and Cash Equivalents [Line Items]
Cash		$ 12,000		$ 50,500

Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Trade		$ 61,585	$ 45,868
Due from affiliates, net		18,027	15,591
Other		(7)	346
Less: allowance for doubtful accounts		(984)	(875)
Accounts receivable, net	$ 77,662	$ 78,621	$ 60,930

Prepaid Expenses and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Line Items]
Software licenses and maintenance contracts		$ 7,751	$ 5,967
Postage		754	709
Insurance		1,017	1,104
Deferred project costs		338	647
Other		1,596	824
Prepaid expenses and other assets	24,623	19,345	21,526
Taxes other than Income
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid taxes		2,204	2,543
Income Taxes
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid taxes		$ 5,685	$ 9,732

Investment in Equity Investee - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity interest in CONTADO acquisition						19.99%
Equity interest in CONTADO, excess cost of investment over underlying equity in net assets						$ 9,000,000
Earnings of equity method investment	348,000	509,000	625,000	575,000	564,000	833,000
Dividends Received from CONTADO					1,600,000	1,500,000
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity interest in CONTADO, amortization expense					$ 400,000	$ 300,000

Balance Sheet of CONTADO (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet
Current assets	$ 28,278	$ 33,249
Noncurrent assets	24,945	26,888
Current liabilities	34,929	41,549
Noncurrent liabilities	$ 3,720	$ 20

Statement of Income of CONTADO (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statement of Income
Total revenues	$ 40,567	$ 36,556
Income from operations	9,515	7,210
Net income	$ 4,637	$ 8,261

Goodwill - Additional Information (Detail)	Sep. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill impairment test fair value in excess of carrying amount percentage	25.00%

Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets
Other Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 13.7	$ 13.7	$ 27.3	$ 27.6	$ 55.1	$ 54.6
Software packages
Other Intangible Assets [Line Items]
Amortization expense for intangible assets					$ 25.4	$ 24.7

Other Long-Term Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other Long Term Assets [Line Items]
Other long-term assets	$ 18,971	$ 24,478	$ 22,894
Deferred Debt Issuance Costs
Schedule of Other Long Term Assets [Line Items]
Other long-term assets		17,000	17,700
Long-term portion of certain indemnification asset
Schedule of Other Long Term Assets [Line Items]
Other long-term assets		3,900	5,200
Software And Services
Schedule of Other Long Term Assets [Line Items]
Other long-term assets		$ 3,600

Equity - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 18, 2012	May 09, 2012	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013	Apr. 01, 2013	Dec. 31, 2011
Statement of Equity [Line Items]
Common stock authorized				206,000,000	206,000,000	206,000,000
Common stock par value				$ 0.01	$ 0.01		$ 0.01
Common stock outstanding				72,846,144	81,876,332
Preferred stock authorized				2,000,000	2,000,000	2,000,000
Preferred stock par value				$ 0.01	$ 0.01		$ 0.01
Special dividend declared to stockholders	$ 53,400,000
Excess over accumulated earnings of cash distribution	52,400,000	260,200,000
Special cash distribution to stockholders		$ 269,800,000	$ 269,772,000	$ 319,959,000
Common Class A
Statement of Equity [Line Items]
Common stock authorized				99,000,000
Common stock outstanding				72,776,864			72,628,332
Class B Non-Voting Common Stock
Statement of Equity [Line Items]
Common stock authorized				4,000,000
Common stock outstanding				72,776,864			72,628,332
Scenario, Previously Reported
Statement of Equity [Line Items]
Common stock authorized				103,000,000			103,000,000
Common stock outstanding				72,776,864			72,628,332
Preferred stock authorized				1,000,000			1,000,000

Non Vested Stock Option Activity (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 11, 2011 Subject to Certain Terms Equity Incentive Plan	Dec. 31, 2012 Subject to Certain Terms Equity Incentive Plan	May 09, 2012 Scenario, Adjustment	Dec. 31, 2012 Scenario, Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options not granted under the Equity Incentive Plan			5,249,140	100,000
Equitable adjustment to reduce exercise price					$ 3.71	$ 3.71
Option exercisable, weighted average remaining contractual term	7 years 10 months 6 days	8 years 9 months
Aggregate intrinsic value	$ 1.6	$ 1.2

Assumptions used to Estimate Fair Value of Stock Option Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011 Employee Stock Option		Dec. 31, 2011 Stock Options Not Granted
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Stock Price	$ 5.19	[1]	$ 1.3	[1]	$ 1.3	[1]
Risk-free rate	0.59%		2.14%		2.06%
Expected volatility	31.12%		35.00%		35.00%
Expected annual dividend yield	$ 0		$ 0		$ 0
Expected term	3 years 10 months 13 days		4 years 7 months 6 days		4 years 5 months 27 days

[1]	Includes an equitable adjustment to holders of outstanding stock options in consideration to dividends declared on December 18, 2012 amounting to approximately $3.6 million.

Assumptions used to Estimate Fair Value of Stock Option Granted (Parenthetical) (Detail) (Scenario, Adjustment, USD $)	1 Months Ended	12 Months Ended
	May 09, 2012	Dec. 31, 2012
Scenario, Adjustment
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Equitable adjustment to reduce exercise price	$ 3.71	$ 3.71

Nonvested Restricted Shares Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Nonvested shares, intrinsic value	$ 0.2	$ 0.1

Employee Benefit Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Defined contribution saving plan, vesting period	5 years
Defined contribution saving plan cost	$ 0.6	$ 0.6

Total Other Expenses - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Income And Expenses [Abstract]
Other expenses, debt issuance costs					$ 8,800,000
Other expense, personnel separation charges					2,200,000
Gain in foreign exchange transactions					1,300,000	1,200,000
Voluntary Retirement Program ("VRP") expense						14,529,000
Eligibility age for Voluntary Retirement Program ("VRP")						50 years
Years of service for Voluntary Retirement Program ("VRP")						15 years
Other (expense) income, refinancing cost						2,200,000
Other (expense) income, non-cash loss on derivatives						1,200,000
Equity interest in CONTADO acquisition						19.99%
Unrealized gain (loss) recognized in other expenses	$ 3,000	$ 41,000	$ 19,000	$ (200,000)	$ 1,000,000	$ (300,000)

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for doubtful accounts	$ 307	$ 540
Net operating loss	7,141	10,444
Unfavorable contract liability		211
Other temporary assets	399	909
Total gross deferred tax assets	7,847	12,104
Deferred tax liabilities ("DTL")
Deferred compensation	768	2,915
Difference between the assigned values and the tax basis of assets and liabilities recognized in purchase	28,871	90,766
Debt issue cost	2,353	8,513
Other temporary liabilities	(333)	218
Total gross deferred tax liabilities	31,659	102,412
Deferred tax liability, net	$ (23,812)	$ (90,308)

Reconciliation of Unrecognized Tax Benefits, including Accrued Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,503	$ 1,222
Foreign currency translation adjustment	7
Reversal of tax uncertainties reserve	(707)
Accrued estimated interest	25	281
Ending balance	$ 828	$ 1,503

Future Minimum Rental Payments on Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 4,664
2014	4,609
2015	1,485
2016	314
2017 and thereafter	118
Operating Leases, Future Minimum Payments Due, Total	11,190
Unrelated Parties
Operating Leased Assets [Line Items]
2013	806
2014	636
2015	484
2016	314
2017 and thereafter	118
Operating Leases, Future Minimum Payments Due, Total	2,358
Related Party
Operating Leased Assets [Line Items]
2013	3,858
2014	3,973
2015	1,001
Operating Leases, Future Minimum Payments Due, Total	$ 8,832

Geographic Segment Information Based on Geographic Location of Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Revenues
Revenues	$ 89,175	$ 84,372	$ 176,514	$ 166,860	$ 341,684	[1]	$ 321,122	[1]
PUERTO RICO
Revenues
Revenues					294,479	[1]	281,392	[1]
Caribbean
Revenues
Revenues					16,280	[1]	13,051	[1]
Latin America
Revenues
Revenues					$ 30,925	[1]	$ 26,679	[1]

[1]	Revenues are based on subsidiaries' country of domicile.

Condensed Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 19,587	$ 25,634	$ 26,156	$ 56,200	$ 55,199
Prepaid expenses and other assets	24,623	19,345		21,526
Deferred tax asset		1,434		8,294
Total current assets	126,855	129,973		152,238
Investment in subsidiaries, at equity	10,751	11,080		12,267
Long-term deferred tax asset				2,150
Other long-term assets	18,971	24,478		22,894
Total assets	947,281	977,745		1,046,860
Current liabilities:
Accrued liabilities	30,257	34,609		29,581
Total current liabilities	88,707	96,895		64,971
Long-term deferred tax liability, net	16,526	24,614		91,431
Other long-term liabilities	633	3,072		449
Total liabilities	780,604	855,290		680,684
Stockholders' equity:
Common stock	819	728		726
Additional paid-in capital	153,789	52,155		363,130
Accumulated earnings	10,951	70,414		3,638
Accumulated other comprehensive loss, net of tax of $0 and $13	1,118	(842)		(1,318)
Total stockholders' equity	166,677	122,455		366,176	339,613
Total liabilities and stockholders' equity	947,281	977,745		1,046,860
EVERTEC
Current assets:
Cash		557		2,677
Prepaid expenses and other assets		6,378
Deferred tax asset		1,396		8,294
Total current assets		8,331		10,971
Investment in subsidiaries, at equity		133,325		353,055
Long-term deferred tax asset				2,150
Other long-term assets		2,847
Total assets		144,503		366,176
Current liabilities:
Accrued liabilities		1,414
Total current liabilities		1,414
Long-term deferred tax liability, net		17,787
Other long-term liabilities		2,847
Total liabilities		22,048
Stockholders' equity:
Common stock		728		726
Additional paid-in capital		52,155		363,130
Accumulated earnings		70,414		3,638
Accumulated other comprehensive loss, net of tax of $0 and $13		(842)		(1,318)
Total stockholders' equity		122,455		366,176
Total liabilities and stockholders' equity		$ 144,503		$ 366,176

Condensed Statements of Income and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Non-operating income (expenses)
Equity in earnings of subsidiaries	$ 348	$ 509	$ 625	$ 575	$ 564	$ 833
Interest income	49	77	93	199	320	797
Other expenses	(77,535)	(8,397)	(77,468)	(10,657)	(8,491)	(18,201)
Total non-operating (expenses) income	(86,885)	(21,065)	(101,761)	(34,313)	(61,938)	(67,528)
(Loss) income before income taxes	(69,947)	(2,831)	(64,424)	1,759	17,708	(5,013)
Income tax expense	5,012	798	4,961	(258)	59,658	29,227
Net income	(64,935)	(2,033)	(59,463)	1,501	77,366	24,214
Other comprehensive income (loss), net of tax Foreign currency translation adjustments	(394)	1,230	1,960	2,336	476	(1,176)
Total comprehensive income	(65,329)	(803)	(57,503)	3,837	77,842	23,038
EVERTEC
Non-operating income (expenses)
Equity in earnings of subsidiaries					95,382	28,004
Interest income					5	37
Other expenses					(374)
Total non-operating (expenses) income					95,013	28,041
(Loss) income before income taxes					95,013	28,041
Income tax expense					17,646	3,827
Net income					77,367	24,214
Other comprehensive income (loss), net of tax Foreign currency translation adjustments					476	(1,176)
Total comprehensive income					$ 77,843	$ 23,038

Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	$ (13,902)	$ 41,995	$ 82,664	$ 69,371
Cash flows from financing activities
Dividends paid		(269,772)	(319,959)
Issuance of common stock	91	250	450	2,641
Net cash (used in) provided by financing activities	20,199	(62,971)	(86,188)	(36,623)
Net (decrease) increase in cash	(6,047)	(30,044)	(30,566)	1,001
Cash at beginning of the period	25,634	56,200	56,200	55,199
Cash at end of the period	19,587	26,156	25,634	56,200
Supplemental disclosure of non-cash activities:
Liability related to unvested portion of stock options as a result of equitable adjustment (Note 14)			3,151
EVERTEC
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities			317,389	36
Cash flows from financing activities
Dividends paid			(319,959)
Issuance of common stock			450	2,641
Net cash (used in) provided by financing activities			(319,509)	2,641
Net (decrease) increase in cash			(2,120)	2,677
Cash at beginning of the period		2,677	2,677
Cash at end of the period			557	2,677
Supplemental disclosure of non-cash activities:
Transfer of prepaid income taxes from subsidiary			6,719
Liability related to unvested portion of stock options as a result of equitable adjustment (Note 14)			$ 3,151

Schedule I - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Dec. 18, 2012	May 09, 2012
Equity [Abstract]
Cash distribution received	$ 50.3	$ 269.8